UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2021

Small Cap Fund	Global Fund
Small-Mid Cap Fund	International Fund
Mid Cap Fund	Short Duration Securitized Bond Fund
Large Cap Fund	Core Bond Fund
Large Cap Concentrated Fund	Corporate Credit Fund
All Cap Select Fund	High Yield Fund
Long-Short Fund	

This material must be preceded or accompanied by a current prospectus.
Not FDIC Insured. May Lose Value. No Bank Guarantee.

DIAMOND HILL | FUNDS

Table of Contents

Vision and Our Shared Investment Principles	1
Financial Statements
Schedule of Investments	2
Statements of Assets & Liabilities	70
Statements of Operations	73
Statements of Changes in Net Assets	76
Financial Highlights	96
Notes to Financial Statements	122
Other Items	139
Schedule of Shareholder Expenses	143
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program	146

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

VISION

At Diamond Hill, our goal is to be an exceptional active investment boutique that our clients trust to deliver excellent long-term investment outcomes from a team aligned with their success.

OUR SHARED INVESTMENT PRINCIPLES

ACTIVE, FUNDAMENTAL APPROACH

We believe we can add the most value with an active, fundamentally driven process.

OWNERSHIP

Our investment professionals approach each investment as long-term owners, and they invest heavily alongside our clients. With every employee an owner of company shares their first day, we promote an ownership mentality throughout the firm.

LONG-TERM

We are long-term oriented in both our investment analysis and the management of our business.

VALUATION DISCIPLINE

We invest with a valuation discipline. We believe in taking an ownership stake in an investment at a discount to what we believe it is worth and waiting patiently for value to be realized.

CAPACITY DISCIPLINE

We are committed to capacity discipline. We believe prudent capacity management puts our clients’ interests first.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.3%
Communication Services — 1.9%
Live Nation Entertainment, Inc. (a)(b)	124,718	$10,924,050

Consumer Discretionary — 16.1%
Carter’s, Inc. (a)	49,663	5,123,732
Green Brick Partners, Inc. (a)(b)	494,466	11,244,157
Hanesbrands, Inc. (a)	541,629	10,112,213
PROG Holdings, Inc.	250,910	12,076,298
Red Rock Resorts, Inc., Class A (a)(b)	695,535	29,560,237
Vail Resorts, Inc. (b)	61,601	19,497,948
Wolverine World Wide, Inc.	160,000	5,382,400
		92,996,985
Consumer Staples — 11.3%
Cal-Maine Foods, Inc. (a)	549,957	19,913,943
Flowers Foods, Inc. (a)	333,190	8,063,198
Lancaster Colony Corp. (a)	38,997	7,546,309
Post Holdings, Inc. (b)	173,336	18,801,756
Seaboard Corp. (a)	2,814	10,886,606
		65,211,812
Energy — 3.0%
Bonanza Creek Energy, Inc. (a)	186,727	8,789,240
Cimarex Energy Co.	114,711	8,310,812
		17,100,052
Financials — 28.8%
Altabancorp	105,206	4,556,472
Bank OZK	661,901	27,905,746
BankUnited, Inc. (a)	125,000	5,336,250
BOK Financial Corp. (a)	149,339	12,932,757
Cadence BanCorp	600,000	12,528,000
Enstar Group Ltd. (b)	74,704	17,848,280
First Interstate BancSystem, Inc., Class A	115,303	4,823,124
First of Long Island Corp. (The)	178,735	3,794,544
Live Oak Bancshares, Inc. (a)	170,694	10,070,946
Mr. Cooper Group, Inc. (b)	346,487	11,454,860
ProAssurance Corp.	640,922	14,580,975

	Shares	Fair Value
Financials — 28.8% continued
Reinsurance Group of America, Inc.	49,024	$5,588,736
RenaissanceRe Holdings Ltd.	34,191	5,088,305
Sterling Bancorp (a)	1,080,030	26,773,944
Triumph Bancorp, Inc. (b)	43,180	3,206,115
		166,489,054
Health Care — 2.5%
Integer Holdings Corp. (b)	48,983	4,614,199
LivaNova plc (b)	10,745	903,762
Natus Medical, Inc. (b)	336,270	8,736,295
		14,254,256
Industrials — 16.9%
Allegiant Travel Co. (a)(b)	53,461	10,371,434
Allied Motion Technologies, Inc.	85,424	2,949,691
Colfax Corp. (a)(b)	486,060	22,266,409
Concrete Pumping Holdings, Inc. (a)(b)	367,461	3,112,395
Douglas Dynamics, Inc.	74,682	3,038,811
Hyster-Yale Materials Handling, Inc.	30,735	2,243,040
Kirby Corp. (b)	193,912	11,758,824
Sensata Technologies Holding plc (b)	46,185	2,677,344
SPX FLOW, Inc.	158,773	10,358,350
Stericycle, Inc. (b)	122,522	8,766,449
TriMas Corp. (b)	154,117	4,674,369
WESCO International, Inc. (b)	150,667	15,491,581
		97,708,697
Information Technology — 4.2%
Broadridge Financial Solutions, Inc.	16,757	2,706,758
Sanmina Corp. (a)(b)	106,895	4,164,629
WNS Holdings Ltd. - ADR (b)	218,864	17,480,668
		24,352,055
Materials — 5.4%
Ashland Global Holdings, Inc.	154,079	13,481,912
Chase Corp. (a)	53,815	5,521,957
UFP Technologies, Inc. (b)	41,323	2,372,767
W.R. Grace & Co.	140,000	9,676,800
		31,053,436

2 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.3% continued
Real Estate — 4.6%
CubeSmart REIT	357,187	$16,544,902
Jones Lang LaSalle, Inc. (b)	14,811	2,894,958
Rayonier, Inc. (a)	192,226	6,906,680
		26,346,540
Utilities — 2.6%
South Jersey Industries, Inc. (a)	309,774	8,032,440
UGI Corp.	152,326	7,054,217
		15,086,657

Total Common Stocks
(Cost $319,844,341)		$561,523,594

Registered Investment Companies — 9.4%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	16,667,618	16,667,618
State Street Navigator Securities Lending Portfolio I, 0.10% (c)(d)	37,654,494	37,654,494
Total Registered Investment Companies
(Cost $354,322,112)		$54,322,112

Total Investment Securities — 106.7%
(Cost $374,166,453)		$615,845,706

Liabilities in Excess of Other Assets — (6.7)%		(38,530,401)

Net Assets — 100.0%		$577,315,305

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $70,553,830.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.5%
Communication Services — 1.1%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	505,637	$24,376,760

Consumer Discretionary — 16.9%
Advance Auto Parts, Inc.	83,281	17,084,264
BorgWarner, Inc. (a)	820,640	39,833,866
Carter’s, Inc.	130,267	13,439,646
Hanesbrands, Inc.	2,471,239	46,138,032
NVR, Inc. (b)	10,604	52,736,873
Polaris, Inc. (a)	122,853	16,825,947
PROG Holdings, Inc.	764,404	36,790,764
Red Rock Resorts, Inc., Class A (a)(b)	2,012,461	85,529,592
Vail Resorts, Inc.	129,577	41,013,712
Wolverine World Wide, Inc.	580,900	19,541,476
		368,934,172
Consumer Staples — 8.4%
Cal-Maine Foods, Inc. (a)	1,393,704	50,466,022
Flowers Foods, Inc. (a)	1,315,561	31,836,576
Molson Coors Beverage Co., Class B (a)(b)	248,163	13,323,871
Post Holdings, Inc. (b)	801,777	86,968,751
		182,595,220
Energy — 2.5%
Cimarex Energy Co.	741,902	53,750,800

Financials — 25.7%
Alleghany Corp. (b)	38,868	25,927,677
Bank OZK	1,123,393	47,362,249
BankUnited, Inc.	1,116,410	47,659,543
BOK Financial Corp. (a)	592,353	51,297,770
Brighthouse Financial, Inc. (b)	483,394	22,013,763
Brown & Brown, Inc.	293,683	15,606,315
Cadence BanCorp	682,286	14,246,132
Enstar Group Ltd. (b)	81,212	19,403,171
First Republic Bank	210,531	39,405,087
Loews Corp.	551,933	30,163,138
Mr. Cooper Group, Inc. (b)	1,031,706	34,108,200
ProAssurance Corp.	1,045,543	23,786,103
Reinsurance Group of America, Inc.	251,716	28,695,624
RenaissanceRe Holdings Ltd.	198,763	29,579,910
Sterling Bancorp	3,343,927	82,895,950

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.5% continued
Financials — 25.7% continued
SVB Financial Group (b)	85,908	$47,801,788
		559,952,420
Health Care — 2.4%
Boston Scientific Corp. (b)	326,142	13,945,832
Integer Holdings Corp. (b)	160,226	15,093,289
LivaNova plc (b)	286,992	24,138,897
		53,178,018
Industrials — 18.3%
Alaska Air Group, Inc. (b)	149,751	9,031,483
Allegiant Travel Co. (b)	189,463	36,755,822
Colfax Corp. (a)(b)	1,819,102	83,333,063
Kirby Corp. (b)	837,340	50,776,298
Sensata Technologies Holding plc (b)	1,068,950	61,967,031
SPX FLOW, Inc.	334,419	21,817,496
Stericycle, Inc. (b)	471,497	33,735,610
WESCO International, Inc. (b)	987,996	101,585,749
		399,002,552
Information Technology — 3.5%
Avnet, Inc.	238,335	9,552,467
Broadridge Financial Solutions, Inc.	65,435	10,569,716
Sanmina Corp. (a)(b)	667,685	26,013,008
WNS Holdings Ltd. - ADR (b)	387,310	30,934,450
		77,069,641
Materials — 3.1%
Ashland Global Holdings, Inc.	448,995	39,287,062
W.R. Grace & Co.	418,605	28,933,978
		68,221,040
Real Estate — 7.3%
CubeSmart REIT	1,613,901	74,755,894
Douglas Emmett, Inc.	680,993	22,894,985
Jones Lang LaSalle, Inc. (b)	65,694	12,840,549
Mid-America Apartment Communities, Inc. REIT	72,940	12,284,555
Rayonier, Inc.	684,873	24,607,487
UDR, Inc. (a)	212,729	10,419,466
		157,802,936

	Shares	Fair Value
Utilities — 4.3%
South Jersey Industries, Inc. (a)	1,327,529	$34,422,827
UGI Corp.	1,257,626	58,240,660
		92,663,487

Total Common Stocks
(Cost $1,353,314,098)		$2,037,547,046

Registered Investment Companies — 10.5%
Diamond Hill Short Duration Securitized Bond Fund, Class Y (c)	2,676,550	27,247,280
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (d)	112,976,653	112,976,653
State Street Navigator Securities Lending Portfolio I, 0.10% (d)(e)	89,446,070	89,446,070
Total Registered Investment Companies
(Cost $229,329,427)		$229,670,003

Total Investment Securities — 104.0%
(Cost $1,582,643,525)		$2,267,217,049

Liabilities in Excess of Other Assets — (4.0)%		(87,655,873)

Net Assets — 100.0%		$2,179,561,176

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $141,650,496.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2021.
(e)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

4 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.0%
Communication Services — 1.1%
Liberty Media Corp. - Liberty Formula One - Series C (a)	65,350	$3,150,524

Consumer Discretionary — 16.6%
Advance Auto Parts, Inc.	11,184	2,294,286
BorgWarner, Inc.	106,576	5,173,199
Carter’s, Inc.	13,475	1,390,216
Hanesbrands, Inc.	286,457	5,348,152
NVR, Inc. (a)	1,349	6,708,982
Polaris, Inc.	16,357	2,240,255
PROG Holdings, Inc.	73,723	3,548,288
Red Rock Resorts, Inc., Class A (a)	259,236	11,017,530
Vail Resorts, Inc.	16,096	5,094,706
VF Corp.	37,685	3,091,677
		45,907,291
Consumer Staples — 7.8%
Archer-Daniels-Midland Co.	105,470	6,391,482
Flowers Foods, Inc.	115,373	2,792,027
Molson Coors Beverage Co., Class B (a)	47,531	2,551,939
Post Holdings, Inc. (a)	90,670	9,834,975
		21,570,423
Energy — 1.9%
Cimarex Energy Co.	73,851	5,350,505

Financials — 27.5%
Alleghany Corp. (a)	4,019	2,680,954
American International Group, Inc.	132,894	6,325,754
Bank OZK	122,619	5,169,617
BankUnited, Inc.	108,455	4,629,944
BOK Financial Corp.	42,723	3,699,812
Brighthouse Financial, Inc. (a)	67,910	3,092,621
Discover Financial Services	28,277	3,344,886
Enstar Group Ltd. (a)	8,758	2,092,461
First Republic Bank	43,930	8,222,378
Hartford Financial Services Group, Inc. (The)	74,331	4,606,292
Loews Corp.	169,796	9,279,351
Mr. Cooper Group, Inc. (a)	97,098	3,210,060

	Shares	Fair Value
Financials — 27.5% continued
Reinsurance Group of America, Inc.	15,609	$1,779,426
RenaissanceRe Holdings Ltd.	16,077	2,392,579
Sterling Bancorp	307,099	7,612,984
SVB Financial Group (a)	14,302	7,958,062
		76,097,181
Health Care — 1.8%
Boston Scientific Corp. (a)	115,250	4,928,090

Industrials — 16.4%
Alaska Air Group, Inc. (a)	70,066	4,225,681
Colfax Corp. (a)	218,957	10,030,420
Kirby Corp. (a)	98,452	5,970,129
Parker-Hannifin Corp.	22,343	6,861,759
Sensata Technologies Holding plc (a)	112,903	6,544,987
Stericycle, Inc. (a)	61,429	4,395,245
WESCO International, Inc. (a)	73,247	7,531,257
		45,559,478
Information Technology — 5.8%
Avnet, Inc.	32,720	1,311,418
Check Point Software Technologies Ltd. (a)	69,934	8,121,435
Cognizant Technology Solutions Corp., Class A	52,503	3,636,358
NXP Semiconductors NV	14,250	2,931,510
		16,000,721
Materials — 3.4%
Ashland Global Holdings, Inc.	62,880	5,502,000
W.R. Grace & Co.	56,707	3,919,588
		9,421,588
Real Estate — 7.6%
CubeSmart REIT	199,865	9,257,747
Douglas Emmett, Inc.	92,102	3,096,469
Jones Lang LaSalle, Inc. (a)	8,561	1,673,333
Mid-America Apartment Communities, Inc. REIT	8,165	1,375,149
Rayonier, Inc.	45,162	1,622,671
UDR, Inc.	28,488	1,395,342

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.0% continued
Real Estate — 7.6% continued
Weyerhaeuser Co.	76,231	$2,623,871
		21,044,582
Utilities — 4.1%
South Jersey Industries, Inc.	148,950	3,862,274
UGI Corp.	159,361	7,380,008
		11,242,282

Total Common Stocks
(Cost $168,147,158)		$260,272,665

Registered Investment Companies — 6.0%
Diamond Hill Short Duration Securitized Bond Fund, Class Y (b)	163,413	1,663,549
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	14,821,125	14,821,125
Total Registered Investment Companies
(Cost $16,468,148)		$16,484,674

Total Investment Securities — 100.0%
(Cost $184,615,306)		$276,757,339

Other Assets in Excess of Liabilities — 0.0% (d)		6,583

Net Assets — 100.0%		$276,763,922

(a)	Non-income producing security.
(b)	Affiliated Fund.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.
(d)	Percentage rounds to less than 0.1%.

plc — Public Limited Company

REIT — Real Estate Investment Trust

NV — Naamloze Vennootschap

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.2%
Communication Services — 10.8%
Charter Communications, Inc., Class A (a)(b)	246,358	$177,734,979
Comcast Corp., Class A	3,086,440	175,988,809
Facebook, Inc., Class A (b)	854,774	297,213,468
Verizon Communications, Inc.	2,196,011	123,042,496
Walt Disney Co. (The) (b)	1,954,460	343,535,434
Zynga, Inc., Class A (b)	10,722,349	113,978,570
		1,231,493,756
Consumer Discretionary — 11.1%
Booking Holdings, Inc. (b)	86,669	189,639,572
BorgWarner, Inc.	3,057,576	148,414,739
General Motors Co. (b)	4,790,495	283,453,589
Hanesbrands, Inc.	7,485,492	139,754,136
NVR, Inc. (b)	56,066	278,833,038
VF Corp.	2,698,299	221,368,450
		1,261,463,524
Consumer Staples — 10.4%
Archer-Daniels-Midland Co.	2,819,829	170,881,637
Kimberly-Clark Corp.	660,936	88,420,018
Mondelēz International, Inc., Class A	5,002,373	312,348,170
PepsiCo, Inc.	2,060,992	305,377,185
Procter & Gamble Co. (The)	2,250,701	303,687,086
		1,180,714,096
Energy — 2.3%
Chevron Corp.	2,541,961	266,244,995

Financials — 27.1%
American International Group, Inc.	10,417,481	495,872,096
Bank of America Corp.	8,397,430	346,226,039
Berkshire Hathaway, Inc., Class B (b)	1,367,167	379,963,053
Charles Schwab Corp. (The)	3,343,689	243,453,996
First Republic Bank	926,880	173,484,130
Hartford Financial Services Group, Inc. (The)	3,390,102	210,084,621
KKR & Co., Inc.	6,452,203	382,228,506
Marsh & McLennan Cos., Inc.	1,319,961	185,692,113

6 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.2% continued
Financials — 27.1% continued
MetLife, Inc.	2,170,526	$129,905,981
Morgan Stanley	1,996,783	183,085,033
Truist Financial Corp.	4,229,299	234,726,095
Wells Fargo & Co.	2,713,641	122,900,801
		3,087,622,464
Health Care — 12.6%
Abbott Laboratories	3,353,940	388,822,264
AbbVie, Inc.	1,222,418	137,693,164
Gilead Sciences, Inc.	1,469,756	101,207,398
Humana, Inc.	582,688	257,967,631
Medtronic plc	2,501,897	310,560,475
Pfizer, Inc.	6,239,556	244,341,013
		1,440,591,945
Industrials — 8.2%
Carrier Global Corp.	3,153,019	153,236,723
Caterpillar, Inc.	706,248	153,700,752
Deere & Co.	353,895	124,822,305
Honeywell International, Inc.	612,811	134,420,093
L3Harris Technologies, Inc.	645,964	139,625,119
Parker-Hannifin Corp.	749,936	230,312,845
		936,117,837
Information Technology — 6.2%
Cognizant Technology Solutions Corp., Class A	3,288,192	227,740,178
Fidelity National Information Services, Inc.	1,491,099	211,243,995
Texas Instruments, Inc.	568,214	109,267,552
Visa, Inc., Class A (a)	659,297	154,156,825
		702,408,550
Materials — 4.7%
Freeport-McMoRan, Inc.	6,354,100	235,800,651
Linde plc	591,073	170,879,204
Sherwin-Williams Co. (The)	466,095	126,987,583
		533,667,438
Real Estate — 3.6%
Public Storage REIT	550,421	165,506,090
SBA Communications Corp.	278,250	88,678,275

	Shares	Fair Value
Real Estate — 3.6% continued
Weyerhaeuser Co.	4,601,344	$158,378,260
		412,562,625
Utilities — 1.2%
Dominion Energy, Inc.	1,925,663	141,671,027

Total Common Stocks
(Cost $7,778,883,709)		$11,194,558,257

Registered Investment Companies — 1.9%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	208,717,778	208,717,778
State Street Navigator Securities Lending Portfolio I, 0.10% (c)(d)	6,509,399	6,509,399
Total Registered Investment Companies
(Cost $215,227,177)		$215,227,177

Total Investment Securities — 100.1%
(Cost $7,994,110,886)		$11,409,785,434

Liabilities in Excess of Other Assets — (0.1)%		(9,593,054)

Net Assets — 100.0%		$11,400,192,380

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $189,971,767.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.
(d)	This security was purchased with cash collateral held from securities on loan.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.1%
Communication Services — 10.7%
Facebook, Inc., Class A (a)	1,941	$674,905
Walt Disney Co. (The) (a)	4,667	820,318
		1,495,223
Consumer Discretionary — 13.3%
General Motors Co. (a)	10,969	649,036
NVR, Inc. (a)	136	676,369
VF Corp.	6,619	543,023
		1,868,428
Consumer Staples — 10.0%
Mondelēz International, Inc., Class A	11,116	694,083
PepsiCo, Inc.	4,733	701,289
		1,395,372
Energy — 4.4%
Chevron Corp.	5,923	620,375

Financials — 27.9%
American International Group, Inc.	24,015	1,143,114
Bank of America Corp.	16,106	664,050
Berkshire Hathaway, Inc., Class B (a)	3,055	849,045
Charles Schwab Corp. (The)	7,450	542,434
KKR & Co., Inc.	11,846	701,757
		3,900,400
Health Care — 14.4%
Abbott Laboratories (b)	7,230	838,174
Humana, Inc.	1,394	617,152
Pfizer, Inc.	14,149	554,075
		2,009,401
Industrials — 4.1%
Parker-Hannifin Corp.	1,846	566,925

Information Technology — 7.4%
Cognizant Technology Solutions Corp., Class A	7,597	526,168
Fidelity National Information Services, Inc.	3,634	514,829
		1,040,997

	Shares	Fair Value
Materials — 3.9%
Freeport-McMoRan, Inc.	14,842	$550,787

Total Common Stocks
(Cost $12,565,020)		$13,447,908

Registered Investment Companies — 3.9%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	548,225	548,225
State Street Navigator Securities Lending Portfolio I, 0.10% (c)(d)	120	120
Total Registered Investment Companies
(Cost $548,345)		$548,345

Total Investment Securities — 100.0%
(Cost $13,113,365)		$13,996,253

Liabilities in Excess of Other Assets — (0.0)% (e)		(1,272)

Net Assets — 100.0%		$13,994,981

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $116.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.
(d)	This security was purchased with cash collateral held from securities on loan.
(e)	Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.0%
Communication Services — 8.8%
Facebook, Inc., Class A (a)	37,812	$13,147,611
Walt Disney Co. (The) (a)	43,060	7,568,656
Zynga, Inc., Class A (a)	1,016,842	10,809,030
		31,525,297
Consumer Discretionary — 10.8%
Hanesbrands, Inc.	1,005,061	18,764,489
Red Rock Resorts, Inc., Class A (a)	296,834	12,615,445
VF Corp.	89,027	7,303,775
		38,683,709
Consumer Staples — 10.1%
Cal-Maine Foods, Inc.	250,990	9,088,348
Mondelēz International, Inc., Class A	147,524	9,211,399
Post Holdings, Inc. (a)	65,552	7,110,425
Seaboard Corp.	2,825	10,929,162
		36,339,334
Financials — 31.9%
Alleghany Corp. (a)	8,089	5,395,929
American International Group, Inc.	477,526	22,730,238
Bank OZK	194,803	8,212,894
Berkshire Hathaway, Inc., Class B (a)	63,852	17,745,748
Cadence BanCorp	393,635	8,219,099
Charles Schwab Corp. (The)	74,088	5,394,347
KKR & Co., Inc.	270,830	16,043,969
Mr. Cooper Group, Inc. (a)	635,870	21,021,862
Sterling Bancorp	396,127	9,819,988
		114,584,074
Health Care — 6.5%
AbbVie, Inc.	71,292	8,030,331
Boston Scientific Corp. (a)	165,183	7,063,225
Pfizer, Inc.	214,519	8,400,564
		23,494,120

	Shares	Fair Value
Industrials — 16.8%
Cimpress plc (a)	86,507	$9,378,224
Colfax Corp. (a)	235,735	10,799,020
Kirby Corp. (a)	189,119	11,468,176
Sensata Technologies Holding plc (a)	98,199	5,692,596
WESCO International, Inc. (a)	223,690	22,999,806
		60,337,822
Information Technology — 4.2%
Cognizant Technology Solutions Corp., Class A	118,210	8,187,225
Fidelity National Information Services, Inc.	49,978	7,080,383
		15,267,608
Materials — 6.9%
Ashland Global Holdings, Inc.	60,457	5,289,988
Freeport-McMoRan, Inc.	206,435	7,660,803
W.R. Grace & Co.	173,590	11,998,541
		24,949,332
Utilities — 2.0%
UGI Corp.	159,277	7,376,118

Total Common Stocks
(Cost $225,694,030)		$352,557,414

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 9

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 2.2%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (Cost $7,998,363) (b)	7,998,363	$7,998,363

Total Investment Securities — 100.2%
(Cost $233,692,393)		$360,555,777

Liabilities in Excess of Other Assets — (0.2)%		(835,343)

Net Assets — 100.0%		$359,720,434

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.9%
Communication Services — 11.3%
Alphabet, Inc., Class A (a)	26,025	$63,547,585
Comcast Corp., Class A	800,169	45,625,636
Facebook, Inc., Class A (a)	187,049	65,038,808
Verizon Communications, Inc. (b)	308,425	17,281,053
Walt Disney Co. (The) (a)(b)	238,544	41,928,879
		233,421,961
Consumer Discretionary — 6.8%
Booking Holdings, Inc. (a)(b)	14,220	31,114,640
BorgWarner, Inc. (b)	362,933	17,616,768
Hanesbrands, Inc. (b)	1,525,460	28,480,338
TJX Cos., Inc. (The) (c)	402,951	27,166,956
VF Corp. (b)	445,809	36,574,170
		140,952,872
Consumer Staples — 4.7%
Archer-Daniels-Midland Co. (b)	541,963	32,842,958
Constellation Brands, Inc., Class A (b)	97,899	22,897,597
Mondelēz International, Inc., Class A (b)	657,455	41,051,490
		96,792,045
Energy — 3.2%
Chevron Corp. (b)	352,119	36,880,944
Cimarex Energy Co.	402,024	29,126,639
		66,007,583
Financials — 27.3%
American International Group, Inc. (b)	1,640,530	78,089,228
Bank of America Corp. (b)(c)	847,670	34,949,434
Bank OZK (b)(c)	453,235	19,108,388
Berkshire Hathaway, Inc., Class B (a)(b)	252,089	70,060,575
Charles Schwab Corp. (The) (b)	411,274	29,944,860
Citigroup, Inc. (b)(c)	870,781	61,607,756
First Republic Bank (b)(c)	81,435	15,242,189
Hartford Financial Services Group, Inc. (The)	725,521	44,960,536
KKR & Co., Inc. (b)	1,053,965	62,436,887
MetLife, Inc. (b)	466,044	27,892,733
Morgan Stanley	282,252	25,879,686

10 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.9% continued
Financials — 27.3% continued
SVB Financial Group (a)(c)	40,509	$22,540,423
Truist Financial Corp. (b)(c)	778,056	43,182,108
Wells Fargo & Co. (c)	596,628	27,021,282
		562,916,085
Health Care — 11.3%
Abbott Laboratories (b)	293,177	33,988,010
AbbVie, Inc.	160,336	18,060,247
CVS Health Corp. (b)	340,129	28,380,364
Humana, Inc.	101,650	45,002,488
Medtronic plc (b)	369,764	45,898,805
Perrigo Co. plc (b)	431,234	19,772,079
Pfizer, Inc. (b)	1,043,045	40,845,642
		231,947,635
Industrials — 9.9%
Alaska Air Group, Inc. (a)	343,938	20,742,901
Colfax Corp. (a)(b)	302,072	13,837,918
Johnson Controls International plc	376,760	25,857,039
Kirby Corp. (a)(b)	696,948	42,262,927
L3Harris Technologies, Inc. (b)	140,690	30,410,144
Parker-Hannifin Corp.	113,111	34,737,519
Sensata Technologies Holding plc (a)(b)	619,408	35,907,082
		203,755,530
Information Technology — 10.4%
Cognizant Technology Solutions Corp., Class A (c)	589,130	40,803,144
Fidelity National Information Services, Inc. (b)(c)	318,161	45,073,869
Microsoft Corp. (c)	172,477	46,724,019
Texas Instruments, Inc. (b)	145,166	27,915,422
Visa, Inc., Class A (b)(c)	132,252	30,923,163
WNS Holdings Ltd. - ADR (a)(c)	280,581	22,410,004
		213,849,621
Materials — 3.6%
Ashland Global Holdings, Inc. (b)	273,694	23,948,225
Freeport-McMoRan, Inc. (b)	377,034	13,991,732
Sherwin-Williams Co. (The) (b)	62,244	16,958,378

	Shares	Fair Value
Materials — 3.6% continued
W.R. Grace & Co.	267,534	$18,491,950
		73,390,285
Utilities — 1.4%
Dominion Energy, Inc. (b)	380,085	27,962,853

Total Common Stocks
(Cost $1,028,874,787)		$1,850,996,470

Registered Investment Companies — 28.6%
Diamond Hill Short Duration Securitized Bond Fund, Class Y (d)	3,499,663	35,626,574
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (e)	155,012,612	155,012,612
State Street Navigator Securities Lending Portfolio I, 0.10% (e)(f)	397,873,104	397,873,104
Total Registered Investment Companies
(Cost $588,005,690)		$588,512,290
Total Investment Securities — 118.5%
(Cost $1,616,880,477)		$2,439,508,760

Segregated Cash With Custodian — 31.4%		645,242,357

Investments Sold Short — (30.8)%
(Proceeds $511,759,630)		(632,949,217)

Liabilities in Excess of Other Assets — (19.1)%		(393,782,246)

Net Assets — 100.0%		$2,058,019,654

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $391,230,304.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of June 30, 2021.
(f)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 30.8%
Communication Services — 1.0%
Cogent Communications Holdings, Inc.	276,595	$21,267,390

Consumer Discretionary — 7.0%
Best Buy Co., Inc.	214,906	24,709,892
CarMax, Inc.	107,005	13,819,696
Cheesecake Factory, Inc. (The)	115,533	6,259,578
Dick’s Sporting Goods, Inc.	285,646	28,618,873
Grand Canyon Education, Inc.	147,112	13,235,667
Macy’s, Inc.	999,805	18,956,303
Tesla, Inc.	23,074	15,683,398
Under Armour, Inc., Class A	256,994	5,435,423
Whirlpool Corp.	80,205	17,486,294
		144,205,124
Consumer Staples — 4.0%
Boston Beer Co., Inc. (The), Class A	18,103	18,479,542
Brown-Forman Corp., Class B	476,330	35,696,170
WD-40 Co.	106,567	27,312,056
		81,487,768
Financials — 5.0%
Bank of Hawaii Corp.	162,645	13,697,962
Blackstone Mortgage Trust, Inc., Class A	645,515	20,585,473
Commerce Bancshares, Inc.	300,391	22,397,153
FactSet Research Systems, Inc.	18,862	6,330,276
First Financial Bankshares, Inc.	498,388	24,485,802
Root, Inc., Class A	976,790	10,568,868
Westamerica BanCorp.	83,265	4,831,868
		102,897,402
Health Care — 2.4%
Penumbra, Inc.	92,230	25,276,554
Waters Corp.	67,075	23,181,791
		48,458,345
Industrials — 4.9%
Cintas Corp.	48,274	18,440,668
PACCAR, Inc.	106,882	9,539,218

	Shares	Fair Value
Industrials — 4.9% continued
Proto Labs, Inc.	103,420	$9,493,956
Robert Half International, Inc.	347,683	30,933,357
United Parcel Service, Inc., Class B	69,385	14,429,998
W.W. Grainger, Inc.	29,685	13,002,030
Wabtec Corp.	67,745	5,575,414
		101,414,641
Information Technology — 5.0%
Badger Meter, Inc.	197,671	19,395,479
Blackbaud, Inc.	181,362	13,886,888
Cisco Systems, Inc.	176,045	9,330,385
j2 Global, Inc.	147,059	20,227,965
Oracle Corp.	463,053	36,044,046
Western Union Co. (The)	131,109	3,011,574
		101,896,337
Materials — 0.3%
Silgan Holdings, Inc.	140,710	5,839,465

Utilities — 1.2%
Ormat Technologies, Inc.	366,500	25,482,745

Total Investments Sold Short — 30.8%
(Proceeds $511,759,630)		$632,949,217

Percentages disclosed are based on total net assets of the Fund at June 30, 2021.

See accompanying Notes to Financial Statements.

12 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Global Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.4%
Canada — 5.6%
Rogers Communications, Inc., Class B (a)	17,946	$953,650

China — 3.7%
Alibaba Group Holding Ltd. (b)	19,700	558,568
Tencent Holdings Ltd.	800	60,234
		618,802
France — 3.3%
Safran SA	2,029	281,640
Ubisoft Entertainment SA (b)	3,849	268,968
		550,608
Germany — 2.5%
Beiersdorf AG	3,570	430,996

India — 0.9%
HDFC Bank Ltd. - ADR (b)	2,150	157,208

Israel — 5.8%
Check Point Software Technologies Ltd. (b)	8,525	990,008

Japan — 3.6%
KDDI Corp.	9,800	305,353
Nintendo Co. Ltd. - ADR (a)	4,223	306,294
		611,647
Mexico — 2.5%
Fomento Economico Mexicano SAB de CV	50,965	431,066

South Korea — 0.9%
Samsung Electronics Co. Ltd.	2,025	144,445

Switzerland — 9.0%
Novartis AG - ADR (a)	3,240	295,618
Roche Holdings AG	2,282	859,926
Swatch Group AG (The)	1,094	375,688
		1,531,232

	Shares	Fair Value
United Kingdom — 12.6%
Ashmore Group plc	148,321	$790,471
Diageo plc	7,045	337,647
Sage Group plc (The)	8,924	84,528
Unilever plc	15,687	919,561
		2,132,207
United States — 47.0%
Abbott Laboratories	2,590	300,259
Alphabet, Inc., Class A (b)	145	354,060
Berkshire Hathaway, Inc., Class B (b)	3,011	836,817
Booking Holdings, Inc. (b)	139	304,145
Charles Schwab Corp. (The)	6,449	469,552
Chevron Corp.	6,025	631,058
Comcast Corp., Class A	6,004	342,348
Constellation Brands, Inc., Class A	1,525	356,682
Liberty Media Corp. - Liberty Formula One, Series C (b)	3,800	183,198
Medtronic plc	2,770	343,840
Microsoft Corp.	1,340	363,006
Mondelēz International, Inc., Class A	4,951	309,140
NXP Semiconductors NV	831	170,953
PepsiCo, Inc.	3,070	454,882
Procter & Gamble Co. (The)	3,060	412,886
Texas Instruments, Inc.	980	188,454
Verizon Communications, Inc.	14,338	803,358
Visa, Inc., Class A (a)	1,395	326,179
Walt Disney Co. (The) (b)	2,658	467,197
Zynga, Inc., Class A (b)	31,490	334,739
		7,952,753

Total Common Stocks
(Cost $13,563,533)		$16,504,622

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 13

Diamond Hill Global Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Par Value	Fair Value
Registered Investment Companies — 3.3%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	76,265	$76,265
State Street Navigator Securities Lending Portfolio I, 0.10% (c)(d)	476,221	476,221
Total Registered Investment Companies
(Cost $552,486)		$552,486

Total Investments at Value — 100.7%
(Cost $14,116,019)		$17,057,108

Liabilities in Excess of Other Assets — (0.7)%		(121,311)

Net Assets — 100.0%		$16,935,797

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $758,598.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

See accompanying Notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.1%
Belgium — 4.4%
Anheuser-Busch InBev SA/NV	9,549	$688,497
Shurgard Self Storage SA	4,750	229,534
		918,031
Canada — 7.4%
Aurinia Pharmaceuticals, Inc. (a)(b)	18,469	239,358
BlackBerry Ltd. (a)	15,011	183,434
Fairfax Financial Holdings Ltd.	868	380,597
Rogers Communications, Inc., Class B (b)	13,950	741,303
		1,544,692
China — 6.8%
Alibaba Group Holding Ltd. (a)	22,000	623,782
Baidu, Inc. - ADR (a)	1,189	242,437
Fu Shou Yuan International Group Ltd.	237,000	231,591
Tencent Holdings Ltd.	4,200	316,227
		1,414,037
France — 7.4%
EssilorLuxottica SA	1,928	356,228
LVMH Moet Hennessy Louis Vuitton SE	354	278,526
Safran SA	3,453	479,302
Vivendi SE (b)	12,726	427,658
		1,541,714
Germany — 0.9%
Fuchs Petrolub SE	4,705	182,790

India — 1.3%
HDFC Bank Ltd. - ADR (a)	3,852	281,658

Israel — 3.6%
Check Point Software Technologies Ltd. (a)	6,459	750,084

Italy — 1.2%
doValue SpA	23,388	257,551

Japan — 4.2%
Astellas Pharma, Inc.	29,500	514,133
Nintendo Co. Ltd. - ADR	3,725	270,174

14 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.1% continued
Japan — 4.2% continued
Shionogi & Co. Ltd.	2,000	$104,241
		888,548
Mexico — 1.9%
Fomento Economico Mexicano SAB de CV	47,235	399,517

Netherlands — 1.9%
Prosus NV (a)	3,992	391,155

Peru — 1.0%
Credicorp Ltd. (a)	1,695	205,281

South Korea — 2.3%
Samsung Electronics Co. Ltd.	6,804	485,335

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA (a)	63,082	391,366

Sweden — 2.1%
Assa Abloy AB, Class B	14,435	435,205

Switzerland — 11.6%
Compagnie Financiere Richemont SA, Class A	4,160	504,300
Julius Baer Group Ltd.	7,635	498,656
Novartis AG - ADR	5,451	497,349
Roche Holdings AG	1,371	516,634
Swatch Group AG (The)	1,201	412,432
		2,429,371
Taiwan Province of China — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,414	410,226

Thailand — 2.1%
Kasikornbank pcl	116,200	430,644

United Kingdom — 26.2%
Ashmore Group plc	63,782	339,924
Beazley plc (a)	93,252	429,261
BT Group plc (a)	263,923	709,233
Bunzl plc	8,945	295,903
Compass Group plc (a)	12,100	254,914
Diageo plc	18,884	905,056
GlaxoSmithKline plc	13,019	255,934
Howden Joinery Group plc	47,239	534,209

	Shares	Fair Value
United Kingdom — 26.2% continued
InterContinental Hotels Group plc (a)	5,719	$381,164
Sage Group plc (The)	20,825	197,254
Tesco plc	122,877	379,579
Unilever plc	13,445	788,136
		5,470,567
United States — 5.9%
Facebook, Inc., Class A (a)	1,201	417,600
Walt Disney Co. (The)	2,598	456,650
Zynga, Inc., Class A (a)	32,846	349,153
		1,223,403

Total Common Stocks
(Cost $16,166,546)		$20,051,175

Warrants — 0.0% (c)
Switzerland — 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0)	8,320	$5,575

Registered Investment Companies — 6.7%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (d)	940,059	940,059
State Street Navigator Securities Lending Portfolio I, 0.10% (d)(e)	461,105	461,105
Total Registered Investment Companies
(Cost $1,401,164)		$1,401,164

Total Investments at Value — 102.8%
(Cost $18,102,610)		$21,457,914

Liabilities in Excess of Other Assets — (2.8)%		(578,827)

Net Assets — 100.0%		$20,879,087

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $661,580.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of June 30, 2021.
(e)	This security was purchased with cash collateral held from securities on loan.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 15

Diamond Hill International Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

pcl — Public Company Limited

SA — Societe Anonyme

SE — Societe Europaea

SAB de CV — Societe Anonima Bursatil de Capital Variable

SpA — Societa per Azioni

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 1.3%
Banking — 0.2%
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.184%	01/15/23	$400,000	$402,185
JPMorgan Chase & Co. (SOFR + 60) (a)	0.653%	09/16/24	350,000	350,204
Mizuho Financial Group, Inc.	2.273%	09/13/21	500,000	501,909
PNC Bank NA (3MO LIBOR + 32.3) (a)(b)	1.743%	02/24/23	420,000	423,868
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.530%	01/27/23	375,000	376,940
Truist Financial Corp. (a)	0.410%	06/09/25	800,000	800,928
				2,856,034
Capital Goods — 0.0% (c)
Welbilt, Inc.	9.500%	02/15/24	100,000	104,720

Communications — 0.0% (c)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	487,490

Consumer Cyclical — 0.2%
Daimler Finance LLC (b)(d)	1.750%	03/10/23	1,900,000	1,939,125
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	273,800
				2,212,925
Electric — 0.0% (c)
DTE Energy Co.	1.050%	06/01/25	500,000	499,861

Energy — 0.2%
Devon Energy Corp. (d)	5.250%	09/15/24	1,000,000	1,113,894
Diamondback Energy, Inc.	5.375%	05/31/25	767,000	788,048
Energy Transfer Operating LP	4.500%	04/15/24	925,000	1,007,075
Welltec A/S (d)	9.500%	12/01/22	200,000	204,240
				3,113,257
Insurance — 0.3%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,511,196
Jackson National Life Global Funding (d)	2.100%	10/25/21	200,000	201,151
Met Life Global Funding I (d)	1.950%	01/13/23	450,000	460,790
Principal Life Global Funding II (d)	2.375%	11/21/21	400,000	403,332

16 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 1.3% continued
Insurance — 0.3% continued
Protective Life Global Funding (d)	0.781%	07/05/24	$1,700,000	$1,699,528
				4,275,997
Technology — 0.1%
Dell International LLC / EMC Corp.	4.000%	07/15/24	500,000	543,690

Transportation — 0.3%
Alaska Airlines, Series 2020-1B, Class A (d)	4.800%	08/15/27	480,403	531,526
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,574,000	1,604,767
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	60,380	60,683
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	88,560	91,438
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	1,141,980	1,267,120
				3,555,534

Total Corporate Credit
(Cost $16,930,913)				$17,649,508

Securitized — 83.0%
ABS-Other — 6.2%
BXG Receivables, Series 2018-A, Class C (d)	4.440%	02/02/34	1,059,439	1,108,657
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,539,182
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	609,043	629,136
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	1,868,005	1,885,213
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	1,401,004	1,418,121

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 6.2% continued
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (d)	4.230%	09/25/24	$5,000,000	$4,991,946
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	3,000,000	3,014,058
Gold Key Resorts LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	54,398	55,057
Helios Issuer LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,799,315	1,876,234
Helios Issuer LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,245,852	1,237,210
Hero Funding Trust, Series 2016-3B, Class B (d)	5.240%	09/20/42	382,047	382,877
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	618,296	630,801
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	455,559	473,324
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	792,277	824,820
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	1,584,554	1,626,865
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	3,345,936	3,393,773
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,441,286	2,460,578
Mosaic Solar Loans LLC, Series 2017-2A, Class D (d)	0.000%	06/22/43	606,419	601,063
Mosaic Solar Loans LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	602,499	651,348
Mosaic Solar Loans LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	2,206,677	2,247,966
Mosaic Solar Loans LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,765,342	1,848,209
Mosaic Solar Loans LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	895,000	891,179

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
ABS-Other — 6.2% continued
MVW Own Trust, Series 2021-1WA, Class B (d)	1.440%	01/22/41	$1,469,880	$1,467,532
MVW Own Trust, Series 2021-1WA, Class C (d)	1.940%	01/22/41	3,184,740	3,189,129
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (d)	5.419%	08/15/52	2,000,000	2,018,846
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (a)(d)	2.941%	02/25/23	7,000,000	7,013,014
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(d)	2.742%	08/25/23	9,400,000	9,385,579
Renew Financial LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	1,254,498	1,318,197
Renew Financial LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	655,326	671,320
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (d)	2.370%	11/15/52	700,000	702,613
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,977,397
TES LLC, Series 2017-1, Class A (d)	4.330%	10/20/47	4,286,279	4,550,064
TES LLC, Series 2017-1, Class B (d)	7.740%	10/20/47	2,000,000	1,974,146
Westgate Resorts, Series 2018-1, Class B (d)	3.580%	12/20/31	658,523	669,227
Westgate Resorts, Series 2018-1, Class C (d)	4.100%	12/20/31	1,571,476	1,589,205
Westgate Resorts, Series 2020-1, Class B (d)	3.963%	03/20/34	4,485,811	4,629,576
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	5,404,174	5,703,776
				83,647,238

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 1.5%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (a)	0.523%	05/15/35	$386,904	$391,049
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (a)	0.473%	03/15/36	380,048	383,241
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	1.173%	11/15/37	718,084	725,348
FHLMC, Series 4085, Class FB (1* 1MO LIBOR + 40) (a)	0.473%	01/15/39	98,385	98,512
FHLMC, Series 4095, Class FB (1* 1MO LIBOR + 40) (a)	0.473%	04/15/39	46,791	46,860
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (a)	0.523%	01/15/41	174,876	175,767
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	0.573%	07/15/41	306,308	309,791
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (a)	0.473%	07/15/43	173,689	174,463
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	0.741%	07/25/36	775,762	780,276
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	0.471%	11/25/36	312,436	316,490
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (a)	0.592%	12/25/40	301,518	306,082
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (a)	0.641%	09/25/41	494,255	503,183
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	7,184,609	7,713,712
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	0.492%	02/25/42	219,366	221,703

18 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Agency MBS CMO — 1.5% continued
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (a)	0.611%	04/25/42	$182,314	$184,439
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	4,567,361	4,677,090
GNMA, Series 2007-18, Class FD (1* 1MO LIBOR + 30) (a)	0.393%	04/20/37	455,507	456,240
GNMA, Series 2008-16, Class FC (1* 1MO LIBOR + 50) (a)	0.593%	02/20/38	372,377	374,708
GNMA, Series 2012-149, Class GF (1* 1MO LIBOR + 30) (a)	0.393%	12/20/42	190,690	191,374
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 51.5) (a)	0.622%	10/20/62	609,439	613,459
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (a)	0.637%	10/20/62	561,262	550,448
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	0.681%	05/20/66	108,588	108,754
GNMA, Series 2017-H11, Class FP (1* 1MO LIBOR + 22) (a)	0.327%	04/20/67	152,845	152,806
				19,455,795
Agency MBS CMO Derivatives — 0.3%
FHLMC, Series 3946, Class SB (IO) (1* 1MO LIBOR + 675) (a)	6.677%	10/15/26	161,080	17,014
FHLMC, Series 237, Class S14 (IO) (1* 1MO LIBOR + 660) (a)	6.527%	05/15/36	697,655	136,812
FHLMC, Series 4693, Class EI (IO)	3.500%	08/15/42	608,993	3,778
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	308,951	12,237
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	2,795,739	225,764
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	274,054	262,623

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.3% continued
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	$669,303	$136,250
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	2,946,073	76,717
FNMA, Series 2010-44, Class CS (IO) (1* 1MO LIBOR + 655) (a)	6.459%	05/25/40	543,420	100,368
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	127,197	4,041
FNMA, Series 3998, Class NS (IO) (1MO LIBOR + 660) (a)	6.527%	09/15/40	3,384,795	196,252
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	545,817	58,135
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,078,686	167,777
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	3,685,057	215,138
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	2,026,693	59,771
GNMA, Series 2010-H01, Class CI (IO) (a)	2.029%	01/20/60	702,479	73,702
GNMA, Series 2012-H02, Class AI (IO) (a)	1.907%	01/20/62	925,773	42,225
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.466%	05/20/63	29,557,348	327,439
GNMA, Series 2016-H20, Class GI (IO) (a)	0.329%	08/20/66	27,794,268	318,586
GNMA, Series 2017-H11, Class PI (IO) (a)	3.948%	04/20/67	826,594	16,842
GNMA, Series 2017-H22, Class ID (IO) (a)	4.004%	11/20/67	219,658	16,263
GNMA, Series 2018-H08, Class NI (IO) (a)	0.817%	05/20/68	16,003,309	394,618
GNMA, Series 2019-H04, Class IO (IO) (a)	1.515%	03/20/69	22,867,773	837,855
				3,700,207
Agency MBS Passthrough — 0.1%
FHLMC	5.500%	06/01/41	578,350	672,272

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Auto Loan — 10.8%
ACC Trust, Series 2019-2, Class A (d)	2.820%	02/21/23	$608,644	$611,694
ACC Trust, Series 2021-1, Class B (d)	1.430%	07/22/24	4,750,000	4,743,442
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	7,140,010
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,911,796
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (d)	2.990%	07/15/24	414,661	419,195
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	8,081,658	8,096,397
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,239,727
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	2,500,000	2,540,343
CarNow Auto Receivables Trust, Series 2021-1A, Class B (d)	1.380%	02/17/26	1,000,000	1,003,104
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	1,500,000	1,505,581
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,258,399
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,503,866
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	1,450,000	1,446,517

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 10.8% continued
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	$1,100,000	$1,108,645
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	1,550,156	1,561,116
Chase Credit Linked Notes, Series 2020-2, Class C (d)	1.140%	02/25/28	1,027,442	1,031,489
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,434,165
CIG Auto Receivables Trust, Series 2019-1, Class D (d)	4.850%	05/15/26	2,120,000	2,178,131
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	850,000	869,598
CPS Auto Receivables Trust, Series 2020-B, Class D (d)	4.750%	04/15/26	5,000,000	5,334,179
CPS Auto Receivables Trust, Series 2020-C, Class D (d)	2.410%	11/16/26	2,600,000	2,678,553
Credit Acceptance Auto Loan Trust, Series 2020-2, Class C (d)	2.730%	11/15/29	3,000,000	3,112,019
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (d)	2.280%	02/15/30	2,500,000	2,552,448
Credito RL USA, Series 2021-1, Class A (d)	1.350%	02/16/27	5,396,800	5,397,938
DT Auto Owner Trust, Series 2020-2, Class E (d)	4.730%	03/16/26	500,000	542,081
Exeter Automobile Receivables Trust, Series 2020-2, Class D (d)	4.730%	04/15/26	730,000	782,330
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	1,702,294	1,716,158
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	4,500,000	4,618,008

20 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Auto Loan — 10.8% continued
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	$2,697,342	$2,696,018
Foursight Capital Automobile Receivables, Series 2018-2, Class E (d)	5.500%	10/15/24	6,000,000	6,270,435
Foursight Capital Automobile Receivables, Series 2020-1, Class C (d)	2.410%	08/15/25	4,400,000	4,496,633
GLS Auto Receivables Trust, Series 2021-1A, Class D (d)	1.680%	01/15/27	5,000,000	5,010,853
Hertz Vehicle Finance, Series 2021-2, Class D (d)	4.340%	12/25/27	5,000,000	5,020,125
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	6,096,262
OSCAR US Funding Trust, Series 2019-11, Class A-4 (d)	2.680%	09/10/26	5,270,000	5,463,973
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	2,000,000	2,024,391
Skopos Auto Receivables Trust, Series 2018-1, Class C (d)	4.770%	04/17/23	2,290,832	2,312,614
Skopos Auto Receivables Trust, Series 2019-1, Class B (d)	3.430%	09/15/23	4,328,297	4,351,200
Tesla Auto Lease Trust, Series 2018-B, Class D (d)	5.290%	11/22/21	5,250,000	5,288,940
Tesla Auto Lease Trust, Series 2020-A, Class D (d)	2.330%	02/20/24	2,500,000	2,564,596
Veros Auto Receivables Trust, Series 2020-1, Class A (d)	1.670%	09/15/23	1,066,855	1,069,450
Veros Auto Receivables Trust, Series 2018-1, Class C (d)	4.650%	02/15/24	1,099,119	1,103,862

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 10.8% continued
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	$2,500,000	$2,519,865
Veros Auto Receivables Trust, Series 2021-1, Class A (d)	0.920%	10/15/26	5,902,885	5,902,785
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	4,500,000	4,489,919
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,986,771
				145,005,621
CRE/CLO — 8.7%
A10 Securitization, Series 2020-C, Class A (d)(e)	2.033%	08/15/40	976,054	981,167
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	2,100,000	2,114,580
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,840,464
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,974,833
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	1,066,301
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(d)	2.698%	12/15/37	6,000,000	5,970,174
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(d)	3.197%	12/15/37	2,000,000	1,980,185
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1* 1MO LIBOR + 235) (a)(d)	2.451%	08/15/32	4,750,000	4,694,706

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
CRE/CLO — 8.7% continued
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1* 1MO LIBOR + 270) (a)(d)	2.801%	03/16/35	$4,500,000	$4,476,636
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (a)(d)	3.851%	08/17/32	2,000,000	1,731,867
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, Class A (1* 1MO LIBOR + 100) (a)(d)	1.101%	03/17/36	317,054	317,054
BXMT, Series 2021-FL4, Class A (1* 1MO LIBOR + 105) (a)(d)	1.151%	05/17/38	8,250,000	8,250,000
BXMT, Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(d)	2.351%	05/17/38	8,250,000	8,250,000
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(d)	2.051%	02/16/37	3,725,000	3,720,348
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (a)(d)	2.151%	02/16/37	3,500,000	3,438,796
BXMT Ltd., Series 2020-FL2, Class B (1* 1MO LIBOR + 140) (a)(d)	1.501%	02/18/38	3,650,000	3,646,580
BXMT Ltd., Series 2020-FL2, Class C (1* 1MO LIBOR + 165) (a)(d)	1.751%	02/18/38	3,750,000	3,746,486
Exantas Capital Corp., Series 2020-RS09, Class D (1* 1MO LIBOR + 550) (a)(d)(e)	5.601%	04/17/37	7,151,715	7,262,415
FHLMC, Series 2020-FL3, Class B (1* 1MO LIBOR + 375) (a)(d)	3.874%	07/15/35	5,100,000	5,179,631

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 8.7% continued
FHLMC, Series 2020-FL3, Class C (1* 1MO LIBOR + 450) (a)(d)	4.624%	07/15/35	$1,000,000	$1,018,112
FHLMC, Series 2020-FL3, Class A-S (1* 1MO LIBOR + 285) (a)(d)	2.974%	07/16/35	1,500,000	1,521,546
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1* 1MO LIBOR + 110) (a)(d)	1.201%	06/15/36	1,772,419	1,772,969
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (a)(d)	2.573%	05/15/36	2,880,000	2,793,681
MF1 Ltd., Series 2020-FL3, Class D (1* 1MO LIBOR + 300) (a)(d)	3.124%	07/16/35	5,500,000	5,549,753
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1* 1MO LIBOR + 113) (a)(d)	1.222%	11/27/34	5,956,963	5,956,963
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1* 1MO LIBOR + 200) (a)(d)	2.092%	12/25/34	4,400,000	4,400,000
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1* 1MO LIBOR + 170) (a)(d)	1.824%	11/15/35	4,000,000	4,032,432
PFP III, Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(d)	2.475%	04/14/38	1,750,000	1,745,644
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (a)(d)	1.725%	04/16/36	2,150,000	2,147,334
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (a)(d)	2.242%	02/25/35	6,649,712	6,699,325

22 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
CRE/CLO — 8.7% continued
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1* 1MO LIBOR + 385) (a)(d)	3.941%	02/25/35	$4,000,000	$4,081,258
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1* 1MO LIBOR + 475) (a)(d)	4.841%	02/25/35	4,000,000	4,142,114
				117,503,354
Credit Cards — 5.6%
Brex, Inc., Series 2021-1, Class A (d)	2.130%	07/17/24	8,300,000	8,352,908
Continental Credit Card LLC, Series 2017-1, Class B (d)	6.410%	01/15/25	2,097,184	2,141,644
Continental Credit Card LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	13,000,000	13,248,712
Continental Credit Card LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,716,449
Continental Credit Card LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	3,137,218
Continental Credit Card LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,628,581
Continental Credit Card LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,872,803
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	1,680,000	1,700,263
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,706,356
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (d)	2.240%	09/22/25	2,500,000	2,518,790
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (d)	2.990%	09/22/25	1,000,000	1,007,567

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 5.6% continued
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	$2,350,000	$2,343,646
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,984,324
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,990,418
HGI CRE CLO Ltd., Series 2021-FL1, Class AS (1* 1MO LIBOR + 140) (a)(d)	1.510%	06/16/36	2,750,000	2,751,763
Mercury Financial Credit Card, Series 2021-1A, Class B (d)	2.330%	03/20/26	3,700,000	3,721,399
Mercury Financial Credit Card, Series 2021-1A, Class D (d)	6.260%	03/20/26	4,000,000	4,037,407
				75,860,248
Equipment — 3.0%
Access Point Financial, Inc., Series 2017-A, Class C (d)(e)	5.820%	04/15/29	4,147,948	4,122,971
Access Point Financial, Inc., Series 2017-A, Class D (d)(e)(f)	6.000%	04/15/29	5,000,000	4,800,000
Business Jet Securities LLC, Series 2019-1, Class B (d)	5.193%	07/15/34	2,325,939	2,335,474
Business Jet Securities LLC, Series 2019-1, Class C (d)	6.948%	07/15/34	4,050,077	4,211,058
Business Jet Securities LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	1,113,623	1,144,884
Business Jet Securities LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	2,323,678	2,432,177
Business Jet Securities LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,448,397	1,460,440

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Equipment — 3.0% continued
Business Jet Securities LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	$2,810,817	$2,819,407
CCG Receivables Trust, Series 2018-2, Class C (d)	3.870%	12/15/25	2,395,000	2,439,384
Encina Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,335,881
HPEFS Equipment Trust, Series 2021-2A, Class D (d)	1.290%	03/20/29	3,750,000	3,729,898
Octane Receivables Trust, Series 2019-1, Class A (d)	3.160%	09/20/23	1,178,098	1,188,505
Octane Receivables Trust, Series 2020-1, Class A (d)	1.710%	02/20/25	4,032,904	4,067,691
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	2,600,000	2,662,478
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	1,800,000	1,806,192
				40,556,440
HECM — 0.8%
Finance of America HECM, Series 2020-HB2, Class A (d)	1.710%	07/25/30	5,023,160	5,044,676
Finance of America HECM, Series 2021-HB1, Class M3 (d)	3.640%	02/25/31	2,000,000	1,989,058
Nationstar HECM Loan Trust, Series 2019-1A, Class A (d)	2.651%	06/25/29	351,488	352,012
RMF Buyout Issuance Trust, Series 2020-1, Class M3 (d)	2.964%	02/25/30	1,469,000	1,463,031
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (d)	3.091%	06/25/30	1,500,000	1,506,310
RMF Buyout Issuance Trust, Series 2020-2, Class M3 (d)	4.571%	06/25/30	800,000	803,255
				11,158,342

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 3.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(d)	1.323%	07/16/35	$4,400,000	$4,402,687
BX Trust, Series 2018-GW, Class E (1* IMO LIBOR + 197) (a)(d)	2.043%	05/15/37	500,000	499,990
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (a)(d)	1.473%	11/17/36	3,600,000	3,603,344
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (a)(d)	2.323%	11/15/36	4,900,000	4,906,097
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1* 1MO LIBOR + 93) (a)(d)	1.003%	11/17/36	4,000,000	4,003,719
Extended Stay America Trust, Series 2021-ESH, Class C (1* 1MO LIBOR + 170) (a)(d)	1.775%	07/15/38	2,500,000	2,507,250
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(d)	2.925%	07/15/38	1,100,000	1,104,145
Extended Stay America Trust, Series 2021-ESH, Class F (1* 1MO LIBOR + 370) (a)(d)	3.775%	07/15/38	3,000,000	3,012,450
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (d)	3.750%	12/12/36	2,000,000	2,107,797
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1* 1MO LIBOR + 92) (a)(d)	0.993%	07/16/35	2,729,048	2,732,041

24 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Hospitality — 3.0% continued
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(d)	1.323%	07/16/35	$6,987,303	$6,991,570
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (a)(d)	1.223%	05/17/38	2,245,000	2,254,543
Motel 6 Trust, Series 2017-MTL6, Class D (1* 1MO LIBOR + 215) (a)(d)	2.223%	08/15/34	2,607,012	2,611,884
				40,737,517
Industrial — 1.5%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1* 1MO LIBOR + 210) (a)(d)	2.173%	11/15/32	2,947,234	2,958,444
Cold Storage Trust, Series 2020-ICE5, Class F (1* 1MO LIBOR + 349.248) (a)(d)	3.565%	11/15/37	4,914,953	4,967,321
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 276.56) (a)(d)	2.838%	11/16/37	2,457,476	2,468,262
Credit Suisse First Boston, Series 2020-UNFI, Class A (a)(d)	3.741%	12/06/22	10,400,000	10,429,353
				20,823,380
Manufactured Housing — 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (d)	5.985%	11/25/44	1,100,000	1,141,950

Mixed-Use — 0.3%
20 Times Square Trust, Series 2018-20TS, Class B (a)(d)	3.100%	05/17/35	4,400,000	4,443,470

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 6.2%
BX Commercial Mortgage Trust, Series 2021-MFM1, Class D (1* 1MO LIBOR + 150) (a)(d)	1.573%	01/15/34	$2,000,000	$1,999,999
FHLMC, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(d)	2.018%	01/25/51	11,157,179	11,236,069
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(d)	2.586%	11/25/24	2,720,789	2,708,856
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(d)	2.136%	10/27/25	3,482,307	3,457,713
Freedom Mortgage Trust, Series 2019-KF61, Class B (1* 1MO LIBOR + 220) (a)(d)	2.286%	03/25/29	4,593,964	4,578,225
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(d)	2.236%	02/25/25	2,568,175	2,557,773
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(d)	2.236%	01/25/28	3,252,737	3,243,187
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* IMO LIBOR + 190) (a)(d)	2.007%	07/25/28	5,111,660	5,036,494
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(d)	2.336%	01/25/29	5,225,664	5,241,376
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(d)	2.336%	08/25/29	5,554,492	5,527,531

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Multifamily — 6.2% continued
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(d)	1.792%	10/15/49	$10,248,914	$10,240,953
Multi Family Connecticut Avenue, Series 2019-01, Class M10 (1* 1MO LIBOR + 325) (d)	3.341%	10/15/49	3,000,000	3,041,824
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (a)(d)	5.591%	10/15/49	1,500,000	1,532,936
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(d)	2.041%	03/25/50	5,265,368	5,280,433
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (a)(d)	3.841%	03/25/50	15,000,000	15,618,696
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (a)(d)	7.592%	03/25/50	1,500,000	1,649,934
				82,951,999
Non-Agency MBS 2.0 — 0.4%
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)	1.317%	02/26/71	2,744,776	2,746,505
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)	1.817%	02/26/71	2,071,633	2,071,633
				4,818,138

	Coupon	Maturity	Shares / Par Value	Fair Value
Non-QM — 0.0% (c)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	2.226%	08/25/34	$6,457	$6,614

Office — 1.3%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (a)(d)	2.320%	04/15/26	12,000,000	12,037,280
Goldman Sachs Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D (a)(d)	2.573%	05/15/26	5,750,000	5,753,652
				17,790,932
Residential Transition Loan — 3.0%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	03/25/25	6,275,000	6,271,884
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	03/25/25	9,500,000	9,495,203
Antler Mortgage Trust, Series 2021-RTL1, Class M (d)	5.438%	05/25/25	16,188,000	16,118,649
LHFC Depositor LLC, Series 2019-RLT1, Class M (d)	6.899%	10/25/23	4,929,000	4,943,378
LHOME Mortgage Trust, Series 2019-RLT1, Class A2 (d)	4.948%	10/25/23	912,748	913,631
LHOME Mortgage Trust, Series 2021-RTL1, Class M (d)	4.458%	09/25/26	2,750,000	2,749,579
				40,492,324
Retail — 3.0%
BB-UBS Trust, Series 2012-SHOW, Class A (d)	3.430%	11/05/36	5,000,000	5,296,006
BX Trust, Series 2021-VIEW, Class E (a)(d)	3.750%	06/15/23	2,730,500	2,730,493
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 108.763) (a)(d)	1.161%	09/15/37	7,176,642	7,096,192

26 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Retail — 3.0% continued
BX Trust, Series 2018-EXCL, Class B (a)(d)	1.417%	09/15/37	$621,283	$604,185
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (a)(d)	3.323%	07/15/30	9,650,000	9,551,059
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(d)	1.173%	07/15/30	304,642	303,050
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(d)	4.782%	04/17/36	4,575,000	4,519,279
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* 1MO LIBOR + 115) (a)(d)	1.223%	02/15/40	2,045,299	2,053,730
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* 1MO LIBOR + 145) (a)(d)	1.523%	02/15/40	1,818,044	1,824,936
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(d)	1.873%	02/15/40	2,318,006	2,332,360
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(d)	2.573%	02/15/40	1,704,416	1,721,461
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (a)(d)	3.723%	02/15/40	1,681,690	1,698,505
				39,731,256
Single Family Rental — 3.6%
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	1,171,000	1,278,027
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	508,120

	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental — 3.6% continued
Colony American Finance Ltd., Series 2020-4, Class B (d)	1.707%	12/15/52	$4,750,000	$4,693,750
Invitation Homes Trust, Series 2017-SFR2, Class A (1* 1MO LIBOR + 85) (a)(d)	0.951%	12/19/36	892,403	893,185
Invitation Homes Trust, Series 2018-SFR1, Class B (1* 1MO LIBOR + 95) (a)(d)	1.051%	03/17/37	6,700,000	6,709,253
Invitation Homes Trust, Series 2018-SFR3, Class A (1* 1MO LIBOR + 100) (a)(d)	1.101%	07/17/37	11,580,485	11,597,528
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	2,500,000	2,453,114
Progress Residential Trust, Series 2021-SFR1, Class E (d)	2.106%	04/17/38	1,900,000	1,877,631
Star, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(d)	1.801%	04/17/38	18,300,000	18,267,289
				48,277,897
Small Business — 5.2%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	8,000,000	8,058,525
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	1,375,000	1,383,494
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,691,766
Kabbage Funding LLC, Series 2019-1, Class D (d)	5.688%	03/15/24	249,902	249,889
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	2.700%	02/25/44	1,207,725	1,189,041

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Small Business — 5.2% continued
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(d)	4.000%	02/25/44	$2,656,996	$2,568,405
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(d)	2.350%	12/25/44	2,853,395	2,811,560
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,525,215
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	3,272,895
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,000,000	5,051,544
SFS Asset Securitization LLC, Series 2019-1, Class A (d)	4.238%	06/10/25	7,400,000	7,406,079
SFS Asset Securitization LLC, Series 2019-1, Class B (d)	5.023%	06/10/25	2,000,000	2,015,759
SFS Asset Securitization LLC, Series 2019-1, Class C (d)	6.390%	06/10/25	746,000	747,122
Small Business Lending Trust, Series 2019-A, Class A (d)	2.850%	07/15/26	291,624	291,445
Small Business Lending Trust, Series 2019-A, Class B (d)	3.420%	07/15/26	1,902,000	1,894,841
Small Business Lending Trust, Series 2019-A, Class C (d)	4.310%	07/15/26	8,455,000	8,378,648
Small Business Lending Trust, Series 2019-A, Class D (d)	6.300%	07/15/26	5,000,000	4,779,973
Small Business Lending Trust, Series 2020-A, Class A (d)	2.620%	12/15/26	1,541,582	1,546,517

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 5.2% continued
Small Business Lending Trust, Series 2020-A, Class B (d)	3.200%	12/15/26	$2,000,000	$2,009,912
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	10,800,000	10,591,504
				70,464,134
Specialty — 0.3%
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1* 1MO LIBOR + 250) (a)	2.610%	08/01/21	4,000,000	3,996,508

Student Loan — 1.0%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	1,273,546	1,354,739
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	826,175	865,370
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	4,000,000	4,122,934
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	2,500,000	2,516,116
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,265,844
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	108,526	112,919
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (d)	2.680%	07/25/35	1,107,815	1,107,815
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1* 1MO LIBOR + 185) (a)(d)	1.942%	10/27/36	406,962	406,962
Earnest Student Loan Program LLC, Series 2016-D, Class R (d)(e)	0.000%	01/25/41	5,000	65,500

28 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Student Loan — 1.0% continued
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	$1,842,378	$1,887,123
				13,705,322
Unsecured Consumer — 17.1%
Avant Loans Funding Trust, Series 2020-REV1, Class A (d)	2.170%	05/15/29	4,800,000	4,829,653
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	5,000,000	4,984,146
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C (d)	4.660%	07/15/26	10,000,000	10,230,343
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (d)	3.480%	12/15/26	5,000,000	5,132,627
Freedom Financial, Series 2019-1, Class B (d)	3.870%	06/18/26	1,061,110	1,068,171
Freedom Financial, Series 2019-2, Class C (d)	4.860%	11/18/26	5,500,000	5,668,805
Freedom Financial, Series 2020-FP1, Class B (d)	3.060%	03/18/27	6,750,000	6,843,789
Freedom Financial, Series 2020-FP1, Class C (d)	4.370%	03/18/27	3,250,000	3,327,740
Freedom Financial, Series 2020-2CP, Class A (d)	4.520%	06/18/27	377,605	379,493
Freedom Financial, Series 2020-3FP, Class A (d)	2.400%	09/20/27	1,465,886	1,467,820
Freedom Financial, Series 2020-3FP, Class B (d)	4.180%	09/20/27	4,000,000	4,060,509
Freedom Financial, Series 2020-3FP, Class C (d)	6.960%	09/20/27	2,500,000	2,671,933
Freedom Financial, Series 2021-1CP, Class B (d)	1.410%	03/20/28	4,000,000	4,011,644

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 17.1% continued
Freedom Financial, Series 2021-1CP, Class C (d)	2.830%	03/20/28	$3,250,000	$3,290,552
Freedom Financial Trust, Series 2020-2CP, Class B (d)	5.500%	06/18/27	2,855,000	2,940,682
Freedom Mortgage Trust, Series 2020-2CP, Class C (d)	6.000%	06/18/27	9,125,000	9,684,817
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (d)	4.504%	08/15/25	1,285,004	1,290,930
LendingPoint Asset Securitization Trust, Series 2019-2, Class B (d)	3.725%	11/10/25	230,641	230,767
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (d)	3.107%	02/10/26	1,558,725	1,561,722
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	1,049,478
Lendmark Funding Trust, Series 2021-1A, Class D (d)	5.050%	11/20/31	3,000,000	3,056,485
LL ABS Trust, Series 2020-1, Class A (d)	2.330%	07/15/22	3,339,936	3,363,500
LL ABS Trust, Series 2020-1, Class B (d)	3.790%	03/15/23	4,500,000	4,625,465
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	2,200,000	2,310,798
LL ABS Trust, Series 2019-1, Class A (d)	2.870%	03/15/27	185,683	185,821
LL ABS Trust, Series 2019-1, Class B (d)	3.520%	03/15/27	5,550,000	5,602,867
LL ABS Trust, Series 2019-1, Class C (d)	5.070%	03/15/27	4,500,000	4,641,972
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,000,000	8,170,422
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	2,154,798
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,390,000	1,431,687
Marlette Funding Trust, Series 2019-4, Class B (d)	2.950%	12/17/29	760,000	772,136

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Unsecured Consumer — 17.1% continued
Oportun Funding LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	$3,500,000	$3,508,735
Oportun Funding LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	1,275,000	1,278,169
Oportun Funding LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	2,080,000	2,084,650
Oportun Funding X LLC, Series 2018-C, Class B (d)	4.590%	10/08/24	3,000,000	3,002,194
Oportun Funding X LLC, Series 2018-C, Class D (d)	6.790%	10/08/24	4,472,000	4,474,588
Oportun Funding XII LLC, Series 2018-D, Class B (d)	4.830%	12/09/24	2,900,000	2,914,969
Oportun Funding XII LLC, Series 2018-D, Class D (d)	7.170%	12/09/24	6,000,000	6,029,996
Oportun Funding XIV LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	3,220,000	3,214,987
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (d)	0.000%	07/15/25	81,061,702	1,200,037
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (d)	3.590%	07/15/25	4,119,289	4,132,806
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (d)	3.200%	02/17/26	4,500,000	4,534,209
Regional Management Issuance Trust, Series 2019-1, Class C (d)	4.110%	11/15/28	2,000,000	2,032,549
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	2,036,835
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,555,464

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 17.1% continued
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	$895,000	$890,973
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	1,550,000	1,537,512
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	1,648,671	1,672,129
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	1,055,576	1,070,284
Upstart Pass Through Trust, Series 2021-ST5, Class A (d)	2.000%	07/20/27	8,000,000	7,993,090
Upstart Pass-Through Trust, Series 2020-ST6, Class A (d)	3.000%	01/20/27	6,677,322	6,765,305
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	7,800,000	7,797,017
Upstart Pass-Through Trust, Series 2020-ST1, Class A (d)	3.750%	02/20/28	2,394,275	2,458,930
Upstart Pass-Through Trust, Series 2020-ST2, Class A (d)	3.500%	03/20/28	2,343,885	2,394,611
Upstart Pass-Through Trust, Series 2020-ST3, Class A (d)	3.350%	04/20/28	2,856,889	2,912,154
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	2,640,488	2,663,394
Upstart Securitization Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	8,275,878	8,369,335
Upstart Securitization Trust, Series 2019-2, Class A (d)	2.897%	09/20/29	305,573	306,183

30 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.0% continued
Unsecured Consumer — 17.1% continued
Upstart Securitization Trust, Series 2019-2, Class B (d)	3.734%	09/20/29	$12,325,000	$12,499,776
Upstart Securitization Trust, Series 2019-2, Class C (d)	4.783%	09/20/29	5,587,000	5,719,757
Upstart Securitization Trust, Series 2019-3, Class B (d)	3.829%	01/21/30	4,500,000	4,598,146
Upstart Securitization Trust, Series 2021-2, Class B (d)	1.750%	06/20/31	3,250,000	3,249,909
Upstart Securitized Trust, Series 2021-1, Class B (d)	1.890%	03/20/31	1,850,000	1,860,640
Upstart Securitized Trust, Series 2021-1, Class C (d)	4.060%	03/20/31	1,000,000	1,023,252
				229,824,157

Total Securitized
(Cost $1,096,278,328)				$1,116,765,115

Registered Investment Companies — 15.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.05% (g)	210,560,392	$210,623,560
State Street Navigator Securities Lending Portfolio I, 0.10% (g)(h)	1,962,613	1,962,613
Total Registered Investment Companies
(Cost $1,212,463,649)		$212,586,173

Total Investment Securities — 100.1%
(Cost $1,325,672,890)		$1,347,000,796

Liabilities in Excess of Other Assets — (0.1) %		(1,984,407)

Net Assets — 100.0%		$1,345,016,389

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $1,911,960.
(c)	Percentage rounds to less than 0.1%.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2021 was $1,089,625,201, representing 81.0% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2021 was $25,228,231, representing 1.9% of net assets.
(f)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities is $4,800,000.
(g)	The rate shown is the 7-day effective yield as of June 30, 2021.
(h)	This security was purchased with cash collateral held from securities on loan.

A/S — Aktieselskab

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

PO — Principal Only

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 31

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.1%
Banking — 5.7%
Bank of America Corp. (3MO LIBOR + 102.1) (a)	2.881%	04/24/23	$100,000	$102,049
Bank of America Corp. (3MO LIBOR + 97) (a)	3.458%	03/15/25	425,000	454,233
Bank of America Corp.	3.875%	08/01/25	300,000	333,317
Bank of America Corp. (3MO LIBOR + 64) (a)	2.015%	02/13/26	400,000	412,419
Bank of America Corp. (SOFR + 115) (a)	1.319%	06/19/26	150,000	150,328
Bank of America Corp. (SOFR + 91) (a)	1.658%	03/11/27	250,000	251,986
Bank of America Corp. (3MO LIBOR + 157.5) (a)	3.824%	01/20/28	100,000	110,963
Bank of America Corp. (SOFR + 215) (a)	2.592%	04/29/31	250,000	257,734
Bank of Montreal France (b)	0.949%	01/22/27	630,000	619,608
Bank of New York Mellon Corp. (The), Series MTN	1.850%	01/27/23	200,000	204,664
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	109,378
Bank of Nova Scotia	1.950%	02/01/23	130,000	133,281
Canadian Imperial Bank of Commerce (3MO LIBOR + 78.5) (a)	2.606%	07/22/23	100,000	102,298
Capital One Financial Corp.	2.600%	05/15/23	200,000	207,660
Capital One Financial Corp.	3.750%	07/28/26	100,000	110,313
Citigroup, Inc (SOFR + 166.7) (a)	1.678%	05/15/24	500,000	510,566
Citigroup, Inc. (3MO LIBOR + 89.66) (a)	3.352%	04/24/25	200,000	213,111
Citigroup, Inc.	3.300%	04/27/25	100,000	108,728
Citigroup, Inc. (3MO LIBOR + 125) (a)	1.452%	07/01/26	100,000	102,867
Citigroup, Inc. (3MO LIBOR + 156.3) (a)	3.887%	01/10/28	500,000	556,473
Citigroup, Inc.	4.125%	07/25/28	150,000	168,981
Citigroup, Inc. (SOFR + 142.2) (a)	2.976%	11/05/30	180,000	190,653
Citigroup, Inc. (SOFR + 454.8) (a)	5.316%	03/26/41	100,000	133,725

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.7% continued
Citizens Financial Group	2.850%	07/27/26	$225,000	$239,797
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	263,007
Cooperatieve Rabobank UA (c)	2.625%	07/22/24	250,000	263,227
Discover Bank	2.700%	02/06/30	250,000	261,399
Discover Financial Services	4.100%	02/09/27	100,000	111,896
Fifth Third Bancorp	2.375%	01/28/25	275,000	288,312
First Tennessee Bank	5.750%	05/01/30	250,000	308,241
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	374,381
Goldman Sachs Group, Inc.	3.500%	01/23/25	405,000	437,884
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	271,224
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	380,591
Goldman Sachs Group, Inc. (SOFR + 78.9) (a)	1.093%	12/09/26	250,000	246,118
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	518,840
Goldman Sachs Group, Inc. (SOFR + 128.1) (a)	2.615%	04/22/32	800,000	817,254
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	131,916
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.184%	01/15/23	100,000	100,546
JPMorgan Chase & Co. (SOFR + 60) (a)	0.653%	09/16/24	150,000	150,087
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	4.023%	12/05/24	550,000	593,630
JPMorgan Chase & Co. (SOFR + 80) (a)	1.045%	11/19/26	500,000	493,671
JPMorgan Chase & Co. (SOFR + 88.5) (a)	1.578%	04/22/27	400,000	402,072
JPMorgan Chase & Co. (3MO LIBOR + 133.7) (a)	3.782%	02/01/28	100,000	111,045
JPMorgan Chase & Co. (3MO LIBOR + 94.5) (a)	3.509%	01/23/29	100,000	110,217
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	100,000	104,661

32 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.1% continued
Banking — 5.7% continued
JPMorgan Chase & Co. (SOFR + 204) (a)	2.522%	04/22/31	$750,000	$771,745
KeyBank NA (SOFR + 34) (a)(b)	0.423%	01/03/24	500,000	500,074
KeyCorp (b)	2.550%	10/01/29	385,000	402,868
Morgan Stanley (SOFR + 45.5) (a)	0.529%	01/25/24	500,000	499,747
Morgan Stanley (3MO LIBOR + 84.7) (a)	3.737%	04/24/24	100,000	105,761
Morgan Stanley	3.700%	10/23/24	100,000	109,100
Morgan Stanley	3.875%	01/27/26	500,000	558,998
Morgan Stanley	3.125%	07/27/26	100,000	108,348
Morgan Stanley	3.625%	01/20/27	100,000	110,882
Morgan Stanley, Series GMTN (SOFR + 114.3) (a)	2.699%	01/22/31	175,000	183,190
Morgan Stanley (SOFR + 103.4) (a)	1.794%	02/13/32	500,000	480,406
PNC Bank NA (3MO LIBOR + 32.3) (a)	1.743%	02/24/23	250,000	252,303
PNC Bank NA	2.700%	10/22/29	250,000	264,717
PNC Financial Services	2.600%	07/23/26	250,000	266,448
Regions Financial Corp.	2.250%	05/18/25	275,000	286,358
Royal Bank of Canada, Series GMTN	1.950%	01/17/23	250,000	256,203
Royal Bank of Canada	1.150%	06/10/25	365,000	366,949
State Street Corp. (SOFR + 94) (a)	2.354%	11/01/25	175,000	183,934
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.530%	01/27/23	425,000	427,199
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	345,252
Toronto-Dominion Bank (The)	1.200%	06/03/26	200,000	200,252
Truist Financial Corp.	2.150%	12/06/24	250,000	261,562
Truist Financial Corp. (SOFR + 60.9) (a)	1.267%	03/02/27	600,000	599,326
Truist Financial Corp.	1.887%	06/07/29	500,000	501,515
US Bancorp	2.400%	07/30/24	350,000	368,179
Wells Fargo & Co.	3.550%	09/29/25	925,000	1,016,670
Wells Fargo & Co. (SOFR + 200) (a)	2.188%	04/30/26	275,000	285,503

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.7% continued
Wells Fargo & Co. (SOFR + 210) (a)	2.393%	06/02/28	$250,000	$259,274
				22,498,114
Basic Industry — 0.4%
Air Products and Chemicals, Inc.	1.850%	05/15/27	475,000	487,920
FMC Corp.	3.450%	10/01/29	300,000	326,145
Nucor Corp.	2.000%	06/01/25	250,000	258,693
PPG Industries, Inc.	2.400%	08/15/24	110,000	115,209
PPG Industries, Inc.	2.550%	06/15/30	300,000	310,741
Sherwin-Williams Co.	2.300%	05/15/30	250,000	252,898
				1,751,606
Brokerage Asset Managers Exchanges — 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	267,870
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	111,331
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	496,130
International Exchange, Inc.	0.700%	06/15/23	275,000	276,008
				1,151,339
Capital Goods — 0.3%
Carrier Global Corp.	2.700%	02/15/31	250,000	257,404
General Electric Capital Corp.	6.750%	03/15/32	300,000	415,841
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	56,078
Lennox International, Inc.	3.000%	11/15/23	100,000	104,805
Republic Services, Inc.	2.500%	08/15/24	200,000	209,894
Waste Management, Inc.	1.150%	03/15/28	300,000	290,667
				1,334,689
Communications — 1.3%
American Tower Corp.	2.250%	01/15/22	50,000	50,517
American Tower Corp.	3.800%	08/15/29	100,000	111,422
American Tower Corp.	2.100%	06/15/30	100,000	98,339
AT&T, Inc.	2.300%	06/01/27	650,000	672,297
AT&T, Inc. (c)	2.550%	12/01/33	114,000	112,933
AT&T, Inc.	4.500%	05/15/35	100,000	117,382
British Telecommunications plc (c)	3.250%	11/08/29	275,000	291,972
Comcast Corp.	3.950%	10/15/25	750,000	840,360

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 33

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.1% continued
Communications — 1.3% continued
Comcast Corp.	2.650%	02/01/30	$100,000	$105,267
Comcast Corp.	1.950%	01/15/31	250,000	246,456
Comcast Corp.	3.969%	11/01/47	144,000	167,650
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	121,594
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	54,166
Verizon Communications, Inc.	0.750%	03/22/24	750,000	753,508
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	1.256%	05/15/25	100,000	103,133
Verizon Communications, Inc.	4.125%	03/16/27	100,000	113,884
Verizon Communications, Inc.	3.000%	03/22/27	120,000	129,136
Verizon Communications, Inc.	1.750%	01/20/31	500,000	479,169
Verizon Communications, Inc.	2.987%	10/30/56	143,000	134,425
Walt Disney Co. (The)	1.750%	08/30/24	175,000	180,946
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	114,196
				4,998,752
Consumer Cyclical — 0.9%
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	330,801
CVS Health Corp.	3.750%	04/01/30	500,000	559,535
CVS Health Corp.	5.050%	03/25/48	250,000	324,719
Daimler Finance LLC (c)	1.750%	03/10/23	275,000	280,663
Ford Motor Co.	4.346%	12/08/26	100,000	107,125
Ford Motor Co.	7.450%	07/16/31	75,000	98,625
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	110,402
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	111,961
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	497,799
Toyota Motor Credit Corp.	0.800%	01/09/26	300,000	296,356
Volkswagen Group America (c)	2.500%	09/24/21	200,000	200,993

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 0.9% continued
Volkswagen Group America (c)	0.750%	11/23/22	$500,000	$501,766
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	267,401
				3,688,146
Consumer Non-Cyclical — 1.0%
Abbott Laboratories	4.750%	11/30/36	100,000	128,767
AbbVie, Inc.	2.950%	11/21/26	335,000	360,107
AbbVie, Inc.	4.550%	03/15/35	100,000	121,371
Amgen, Inc.	2.650%	05/11/22	140,000	142,391
Amgen, Inc.	1.900%	02/21/25	310,000	320,944
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	122,734
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	119,126
Anheuser-Busch InBev SA/NV	3.500%	06/01/30	600,000	667,431
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	115,650
Kroger Co. (The)	2.650%	10/15/26	100,000	106,139
Kroger Co. (The)	2.200%	05/01/30	125,000	125,715
Kroger Co. (The) (b)	1.700%	01/15/31	550,000	526,074
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	376,550
Zoetics, Inc., Series 4006	2.000%	05/15/30	525,000	522,575
				3,755,574
Electric — 1.5%
Ameren Corp. (b)	2.500%	09/15/24	130,000	136,703
American Electric Power, Inc. (b)	1.000%	11/01/25	500,000	494,919
Berkshire Hathaway Energy Corp.	1.650%	05/15/31	500,000	479,891
CMS Energy Corp.	2.950%	02/15/27	100,000	105,497
Dominion Energy, Inc.	1.450%	04/15/26	750,000	755,293
DTE Energy Co., Series C	2.529%	10/01/24	150,000	157,900
DTE Energy Co., Series E	2.850%	10/01/26	100,000	106,845
DTE Energy Co., Series H	2.950%	03/01/30	125,000	131,807
Duke Energy Indiana LLC	2.750%	04/01/50	370,000	358,084
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	237,514
MidAmerican Energy Co.	3.650%	04/15/29	350,000	395,760

34 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.1% continued
Electric — 1.5% continued
Northern States Power Co. of Wisconsin	2.250%	04/01/31	$500,000	$514,539
Northern States Power Co. of Wisconsin	2.900%	03/01/50	125,000	127,510
Oncor Electric Delivery Co. LLC	3.750%	04/01/45	490,000	565,985
PECO Energy Co.	3.000%	09/15/49	200,000	209,166
PPL Electric Utilities	3.000%	10/01/49	160,000	165,098
Public Service Electric & Gas Co. (b)	2.250%	09/15/26	100,000	105,028
Southwestern Electric Power	2.750%	10/01/26	100,000	105,998
WEC Energy Group Inc.	0.800%	03/15/24	700,000	701,614
				5,855,151
Energy — 0.8%
BP Capital Markets plc	3.194%	04/06/25	175,000	188,563
Chevron Corp.	1.995%	05/11/27	500,000	515,832
Cimarex Energy Co.	3.900%	05/15/27	100,000	110,224
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	214,380
Energy Transfer Operating LP	4.500%	04/15/24	75,000	81,655
Exxon Mobil Corp.	2.992%	03/19/25	240,000	257,421
Phillips 66 Partners LP	3.700%	04/06/23	250,000	263,943
Phillips 66 Partners LP	2.450%	12/15/24	100,000	104,291
Phillips 66 Partners LP	3.550%	10/01/26	100,000	108,654
Royal Dutch Shell plc	2.375%	11/07/29	320,000	332,135
Shell International Finance BV	6.375%	12/15/38	73,000	108,244
Suncor Energy, Inc.	2.800%	05/15/23	300,000	312,006
Total Capital International SA (b)	2.829%	01/10/30	120,000	128,883
Valero Energy Corp.	2.700%	04/15/23	250,000	259,184
Valero Energy Corp.	3.400%	09/15/26	100,000	108,291
				3,093,706
Insurance — 2.2%
Allstate Corp. (The)	0.750%	12/15/25	1,000,000	989,539
Athene Global Funding (c)	2.500%	01/14/25	225,000	234,496
Equitable Financial Life (c)	1.800%	03/08/28	609,000	605,836

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 2.2% continued
Jackson National Life Global Funding (c)	2.100%	10/25/21	$50,000	$50,288
Lincoln National Corp.	3.625%	12/12/26	100,000	110,696
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	505,374
Met Life Global Funding I (c)	1.950%	01/13/23	200,000	204,795
Met Life Global Funding I (c)	0.900%	06/08/23	250,000	252,461
Met Life Global Funding I (c)	1.550%	01/07/31	500,000	475,639
New York Life Global Funding (c)	2.900%	01/17/24	100,000	105,927
New York Life Global Funding (c)	2.350%	07/14/26	50,000	52,341
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	1,171,522
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	491,099
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	170,791
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	100,833
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	528,170
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	491,143
Progressive Corp.	3.200%	03/26/30	240,000	263,514
Protective Life Global Funding (c)	1.900%	07/05/28	650,000	650,398
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	1,060,862
				8,515,724
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	323,568

Other Utility — 0.3%
American Water Capital Corp.	2.800%	05/01/30	300,000	317,526
American Water Capital Corp.	2.300%	06/01/31	825,000	838,493
				1,156,019
REITS — 1.0%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	112,930
American Campus Communities, Inc.	3.625%	11/15/27	100,000	108,807
American Homes 4 Rent	4.250%	02/15/28	100,000	112,249

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.1% continued
REITS — 1.0% continued
Boston Properties LP	2.750%	10/01/26	$50,000	$53,396
CubeSmart LP	3.125%	09/01/26	50,000	53,435
CubeSmart LP	3.000%	02/15/30	280,000	293,328
CubeSmart LP (b)	2.000%	02/15/31	200,000	194,332
ERP Operating LP	2.850%	11/01/26	100,000	106,808
ERP Operating LP	2.500%	02/15/30	150,000	155,178
Life Storage LP	3.875%	12/15/27	100,000	111,528
Public Storage (b)	1.850%	05/01/28	800,000	806,166
Realty Income Corp.	3.875%	04/15/25	100,000	110,328
Realty Income Corp. (b)	0.750%	03/15/26	625,000	612,186
Realty Income Corp.	3.000%	01/15/27	100,000	108,032
Simon Property Group LP	2.000%	09/13/24	320,000	331,445
Spirit Realty LP	4.450%	09/15/26	100,000	111,521
Spirit Realty LP	2.100%	03/15/28	250,000	248,965
Spirit Realty LP	4.000%	07/15/29	60,000	66,598
Spirit Realty LP	3.200%	02/15/31	250,000	260,548
				3,957,780
Technology — 0.6%
Amazon.com, Inc.	0.450%	05/12/24	600,000	598,671
Apple, Inc.	0.700%	02/08/26	500,000	494,164
Apple, Inc. (b)	3.000%	06/20/27	100,000	109,947
Apple, Inc.	2.200%	09/11/29	250,000	259,909
Apple, Inc.	1.650%	05/11/30	300,000	297,459
Dell International LLC / EMC Corp. (b)	5.300%	10/01/29	100,000	120,663
Fidelity National Information Services	1.650%	03/01/28	300,000	298,300
Oracle Corp.	2.800%	04/01/27	300,000	318,130
				2,497,243
Transportation — 0.7%
Alaska Airlines, Series 2020-1B, Class A (c)	4.800%	08/15/27	144,121	159,458
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	354,150	361,073
CSX Corp.	4.250%	11/01/66	100,000	123,319
FedEx Corp.	2.400%	05/15/31	500,000	508,861
FedEx Corp.	1.875%	02/20/34	510,963	507,001
Kirby Corp.	4.200%	03/01/28	100,000	111,456
Southwest Airlines Co.	3.000%	11/15/26	100,000	106,528

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.7% continued
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	$30,201	$31,875
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	161,013	161,821
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	24,153	24,938
United Airlines Pass-Through Trust, Series 2020-1, Class B	4.875%	07/15/27	485,250	514,549
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	285,495	316,780
				2,927,659
Total Corporate Credit
(Cost $65,781,055)				$67,505,070

Government Related — 0.3%
Government Guaranteed — 0.1%
Tunisian Republic	1.416%	08/05/21	500,000	497,495

Government Owned, No Guarantee — 0.2%
Tennessee Valley Authority	4.625%	09/15/60	525,000	771,705

Total Government Related
(Cost $1,272,053)				$1,269,200

Securitized — 64.2%
ABS-Other — 4.8%
BXG Receivables, Series 2018-A, Class C (c)	4.440%	02/02/34	344,662	360,674
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	986,394
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	146,170	150,993
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	700,502	706,955

36 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
ABS-Other — 4.8% continued
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	$420,301	$425,436
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.230%	09/25/24	400,000	399,356
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,000,000	1,004,686
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	14,506	14,682
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	71,407	75,488
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	409,702	421,931
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	113,784	119,355
Helios Issuer LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	257,045	268,034
Helios Issuer LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	598,967	594,812
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	149,232	156,319
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	193,702	200,298
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	119,901	120,161
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	212,200	219,010
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	123,659	126,160
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	185,875	190,543
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	72,649	78,636
Hilton Grand Vacations Trust, Series 2020-A, Class B (c)	4.220%	02/25/39	351,805	373,851

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 4.8% continued
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	$574,401	$596,799
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	600,000	627,192
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	660,382	669,824
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	1,000,000	995,252
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	938,956	946,376
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	170,737	180,970
Mosaic Solar Loans LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	101,493	109,331
Mosaic Solar Loans LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	60,250	65,135
Mosaic Solar Loans LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	257,446	262,263
MVW Own Trust, Series 2021-1WA, Class B (c)	1.440%	01/22/41	342,972	342,424
MVW Own Trust, Series 2021-1WA, Class C (c)	1.940%	01/22/41	636,948	637,826
Ocwen Master Advance Receivables, Series 2020-T1, Class A-T1 (c)	1.300%	08/15/52	670,000	677,244
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(c)	2.742%	08/25/23	1,000,000	998,466
Renew Financial LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	418,166	439,399
Renew Financial LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	36,508	37,399
Renew Financial LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	47,608	49,495

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
ABS-Other — 4.8% continued
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (c)	2.370%	11/15/52	$199,000	$199,743
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	494,000	490,278
Sunnova Solar Issuer LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	1,090,417	1,114,304
TES LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	285,752	303,338
Westgate Resorts, Series 2018-1, Class B (c)	3.580%	12/20/31	74,832	76,049
Westgate Resorts, Series 2018-1, Class C (c)	4.100%	12/20/31	74,832	75,676
Westgate Resorts, Series 2020-1, Class B (c)	3.963%	03/20/34	868,130	895,952
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	1,229,915	1,298,101
				19,082,610
Agency CMBS — 1.3%
FNMA	2.370%	10/01/26	127,587	134,906
FNMA	3.353%	11/01/26	1,413,867	1,553,516
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	532,527	548,951
FNMA	2.550%	12/01/28	274,344	294,683
FNMA	2.430%	10/01/29	193,465	206,656
FNMA	4.820%	12/01/29	124,050	140,348
FNMA	3.550%	08/01/30	172,433	195,353
FNMA	3.140%	07/01/32	750,000	844,810
FNMA	3.280%	12/01/32	250,000	283,655
FNMA	4.870%	10/01/41	128,194	147,289
FNMA	4.940%	12/01/43	760,102	902,441
				5,252,608
Agency MBS CMO — 20.3%
FHLMA, Series 4847, Class CV	3.500%	02/15/30	442,058	477,621
FHLMA, Series 4673, Class PH	3.500%	01/15/45	470,375	491,737
FHLMA, Series 4531, Class PZ	3.500%	11/15/45	1,329,726	1,465,652

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 20.3% continued
FHLMC, Series 306, Class F3 (1* 1MO LIBOR + 30) (a)	0.373%	05/15/28	$75,367	$74,378
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	122,241	151,614
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (a)	0.473%	01/15/35	311,899	314,425
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	365,838	431,165
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	1.173%	11/15/37	102,583	103,621
FHLMC, Series 3605, Class PB	4.500%	11/15/39	90,996	101,563
FHLMC, Series 3617, Class PC	4.500%	12/15/39	97,482	108,833
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (a)	0.573%	10/15/40	119,014	120,499
FHLMC, Series 3759, Class ME	4.000%	11/15/40	555,000	590,835
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	305,053
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	0.573%	07/15/41	107,598	108,821
FHLMC, Series 4116, Class UB	2.500%	05/15/42	1,000,000	1,046,157
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	494,618
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	241,841	248,775
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	478,999	485,521
FHLMC, Series 4210, Class Z	3.000%	05/15/43	204,226	212,637
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,540,190	1,710,293
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	279,833
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	1,072,491
FHLMC, Series 4731, Class EA	3.000%	10/15/45	251,460	262,702
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,477,485
FHLMC, Series 4857, Class H	4.000%	11/15/46	471,592	494,440
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	473,709

38 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Agency MBS CMO — 20.3% continued
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	$1,982,048	$2,133,037
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	2,599,270	2,844,815
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	1,131,029	1,233,085
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	762,238
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	1,112,959
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	230,954
FHLMC, Series 4377, Class KZ (a)	3.500%	02/15/52	791,637	890,850
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	131,745
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	232,975	272,892
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	104,453	104,965
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	76,032	89,755
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	137,314	167,418
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	224,529	280,274
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	167,159	187,396
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	304,572	342,858
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	0.741%	07/25/36	119,348	120,042
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	99,379	113,139
FNMA, Series 2007-95, Class A3 (a)	0.342%	08/27/36	1,600,000	1,489,991
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	0.471%	11/25/36	143,059	144,916
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	139,581	150,149
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	216,237	245,781
FNMA, Series 2009-103, Class MB (a)	2.222%	12/25/39	48,384	50,660
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	233,705
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	661,579

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 20.3% continued
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	$321,407	$366,857
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	907,683	974,561
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	0.492%	02/25/42	143,798	145,330
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	622,822	637,785
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	1,723,989	1,882,812
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	289,118	294,045
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	787,138	918,199
FNMA, Series 2012-84, Class JL	2.000%	08/25/42	95,482	90,922
FNMA, Series 411, Class A3	3.000%	08/25/42	139,525	148,613
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	329,000	339,037
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	74,101	56,235
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	364,138
FNMA, Series 2013-6, Class QA	2.500%	02/25/43	163,649	165,017
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	374,805
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	1,012,614
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	89,901	90,585
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	648,395	702,771
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	305,656
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	364,628
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,686,195	5,174,128
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	782,705	818,536
FNMA, Series 4473, Class Z	3.000%	05/15/45	383,981	404,625
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,219,293
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	918,490
FNMA, Series 2017-04, Class ZC	3.500%	02/25/47	2,917,272	3,094,160

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Agency MBS CMO — 20.3% continued
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	$1,907,734	$2,003,524
FNMA, Series 2017-90, Class ZD	3.500%	11/25/47	2,273,439	2,391,411
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	1,126,831	1,181,502
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	847,826	905,295
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	536,781	614,460
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	392,231	410,872
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	542,483	612,513
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	358,316
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	549,525	570,810
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	157,673
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	2,269,719
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	392,378	414,213
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	478,057	500,839
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	395,560	463,482
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	258,970	290,904
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	463,860
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	216,949	247,057
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	133,231	147,777
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	97,725	106,328
GNMA, Series 2010-9, Class FA (1* 1MO LIBOR + 52) (a)	0.595%	01/16/40	133,750	135,080
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	799,105	838,184
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	488,027	582,231

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 20.3% continued
GNMA, Series 2013-22, Class GA	2.500%	10/20/41	$26,458	$27,308
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	318,000	320,292
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	334,590
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	269,622	282,057
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	96,739
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	532,000	579,924
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	56,553	56,602
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,881	1,147,538
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	72,084	78,421
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,511,000	1,584,678
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	47,605	47,469
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	1,000,000	1,072,807
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	403,688	447,275
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	264,762
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	382,189	389,091
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,310,861
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	730,783
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	250,604	267,406
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	322,598	365,283
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	535,452
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	592,605

40 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Agency MBS CMO — 20.3% continued
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	$517,000	$571,709
GNMA, Series 2019-162, Class GB	3.000%	12/20/49	450,000	470,034
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	798,637	854,481
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,967,539
GNMA, Series 2017-H18, Class EB (a)	4.419%	06/20/63	297,346	309,533
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50) (a)	0.607%	07/20/64	85,972	86,618
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50) (a)	0.610%	07/20/64	340,415	342,693
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	0.681%	05/20/66	246,856	247,234
GNMA, Series 2017-H16, Class DB (a)	4.758%	08/20/67	253,540	261,005
				80,272,362
Agency MBS CMO Derivatives — 3.4%
FHLMC, Series 3919, Class QS (IO) (1* 1MO LIBOR + 670) (a)	6.627%	08/15/30	1,965,175	271,809
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	833,788	28,605
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	1,286,792	54,876
FHLMC, Series 4169, Class SA (1* 1MO LIBOR + 546) (a)	5.328%	02/15/33	743,281	779,790
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	156,123	144,951
FHLMC, Series 3107, Class DC (IO) (1* 1MO LIBOR + 670) (a)	6.627%	06/15/35	2,321,424	141,663

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 3.4% continued
FHLMC, Series 3102, Class TA (IO) (1* 1MO LIBOR + 5250) (a)	7.500%	01/15/36	$242,985	$274,549
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	104,959	95,447
FHLMC, Series 237, Class S14 (IO) (1* 1MO LIBOR + 660) (a)	6.527%	05/15/36	432,546	84,823
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	159,880	147,602
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	57,821	53,819
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	360,578	324,059
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	583,527	60,819
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	1,716,291	1,621,942
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,924,335	240,145
FHLMC, Series 4074, Class SJ (IO) (I* IMO LIBOR + 662) (a)	6.547%	07/15/42	1,098,827	261,847
FHLMC, Class (PO)	0.000%	08/15/42	246,287	219,429
FHLMC, Class (PO)	0.000%	09/15/43	400,646	348,821
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	463,020	30,615
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	251,416	20,303
FNMA, Series 2004-91, Class SP (1* 1MO LIBOR + 1680) (a)	16.580%	11/25/31	223,261	300,381
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	517,593	487,979
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	2,176,305	224,175
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	95,500	19,441
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,206,778	103,996
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	1,059,749	98,278
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	785,518	126,220

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Agency MBS CMO Derivatives — 3.4% continued
FNMA, Series 2005-52, Class JH (IO) (1* 1MO LIBOR + 660) (a)	6.509%	05/25/35	$419,466	$64,190
FNMA, Series 378, Class (IO)	5.000%	06/01/35	836,561	132,320
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	556,902	58,298
FNMA, Series 368, Class (IO)	5.000%	02/01/36	649,322	84,446
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	52,170	49,794
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	896,943	168,968
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	235,686	6,137
FNMA, Series 2010-44, Class CS (IO) (1* 1MO LIBOR + 655) (a)	6.459%	05/25/40	77,631	14,338
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	1,354,364	55,575
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	44,390	1,410
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	217,955	9,685
FNMA, Series 409, Class C1	4.000%	04/01/42	1,447,530	195,438
FNMA, Series 2012-99, Class QS (1* 1MO LIBOR + 660) (a)	6.509%	09/25/42	2,877,124	586,402
FNMA, Series 2012-128, Class SH (1* 1MO LIBOR + 400) (a)	3.908%	11/25/42	438,940	398,796
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	2,252,582	150,095
FNMA, Series 2013-30, Class SA (1*1MO LIBOR + 400) (a)	3.890%	04/25/43	562,495	549,123
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.606%	06/25/43	11,624,667	186,293
FNMA, Series 2013-82, Class SB (1* 1MO LIBOR + 1173.333) (a)	11.440%	08/25/43	350,236	446,725
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	146,069	127,047

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 3.4% continued
FNMA, Series 2014-42, Class SN (IO) (1* 1MO LIBOR + 605) (a)	5.959%	07/25/44	$592,212	$110,697
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	1,999,808	132,894
FNMA, Series 2018-11B, Class QI	4.000%	01/25/48	3,616,930	324,524
GNMA, Series 2010-47, Class PX (IO) (1* 1MO LIBOR + 670) (a)	6.607%	06/20/37	786,454	155,376
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	1,859,842	79,975
GNMA, Series 2011-139, Class LS (IO) (a)	4.890%	03/16/38	1,704,118	335,268
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	274,139	18,155
GNMA, Series 2013-124, Class ES (1* 1MO LIBOR + 866.667) (a)	8.542%	04/20/39	31,115	32,165
GNMA, Series 2013-147, Class SD (1* 1MO LIBOR + 665) (a)	6.557%	12/20/39	1,977,897	414,891
GNMA, Series 2011-21, Class SA (IO) (I* IMO LIBOR + 600) (a)	5.925%	02/16/41	2,324,369	421,765
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	224,101	34,856
GNMA, Series 2013-113, Class QS (IO) (1* 1MO LIBOR + 620) (a)	6.107%	02/20/42	550,761	74,458
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	238,099	7,022
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	1,561,969	128,670
GNMA, Series 2016-32, Class MS (IO) (1* 1MO LIBOR + 605) (a)	5.957%	03/20/46	2,134,857	423,043
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	276,052

42 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Agency MBS CMO Derivatives — 3.4% continued
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	$2,967,526	$329,089
GNMA, Series 2012-H02, Class AI (IO) (a)	1.907%	01/20/62	86,754	3,957
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.466%	05/20/63	1,902,754	21,079
GNMA, Series 2016-H20, Class GI (IO) (a)	0.329%	08/20/66	1,652,854	18,946
GNMA, Series 2017-H11, Class PI (IO) (a)	3.948%	04/20/67	37,539	765
GNMA, Series 2017-H22, Class ID (IO) (a)	4.004%	11/20/67	26,524	1,964
GNMA, Series 2018-H08, Class NI (IO) (a)	0.817%	05/20/68	1,144,555	28,223
				13,225,298
Agency MBS Passthrough — 2.1%
FHLMC	4.000%	12/01/28	157,377	170,399
FHLMC	4.000%	11/01/34	209,310	225,005
FHLMC	4.500%	12/01/37	560,712	616,250
FHLMC	6.500%	09/01/38	65,814	77,576
FNMA	6.500%	03/01/29	90,731	100,324
FNMA	3.500%	10/01/29	122,756	132,220
FNMA	3.500%	06/01/31	628,457	683,194
FNMA	3.500%	02/01/33	446,043	478,751
FNMA	3.500%	06/01/33	499,684	536,308
FNMA	3.000%	11/01/33	365,845	384,876
FNMA	4.000%	01/01/35	207,451	222,928
FNMA	3.500%	03/01/35	401,807	432,800
FNMA	4.000%	03/01/35	1,266,452	1,362,518
FNMA	4.500%	06/01/37	845,586	925,884
FNMA	4.000%	12/01/44	221,100	244,187
FNMA	3.500%	10/01/46	181,673	188,668
GNMA	4.000%	02/20/34	332,244	354,485
GNMA	5.500%	11/15/38	426,960	497,595
GNMA	4.500%	07/15/40	307,398	357,985
GNMA	4.500%	06/15/46	169,728	191,398
				8,183,351
ARM — 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.243%	12/25/33	10,640	10,663

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 4.2%
ACC Trust, Series 2021-1, Class B (c)	1.430%	07/22/24	$1,000,000	$998,619
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	391,932	396,590
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (c)	2.990%	07/15/24	55,288	55,893
CarNow Auto Receivables Trust, Series 2021-1A, Class A (c)	0.970%	10/15/24	642,247	642,607
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	752,791
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	500,000	498,799
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	400,000	403,144
Chase Credit Linked Notes, Series 2020-2, Class C (c)	1.140%	02/25/28	326,691	327,977
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	304,271
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	460,000	465,012
CPS Auto Receivables Trust, Series 2020-C, Class D (c)	2.410%	11/16/26	400,000	412,085
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	174,191	175,967
CPS Auto Trust, Series 2019-C, Class C (c)	2.840%	06/16/25	250,000	252,896
Credit Acceptance Auto Loan Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	413,319

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Auto Loan — 4.2% continued
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (c)	2.280%	02/15/30	$550,000	$561,539
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	899,467	899,656
DT Auto Owner Trust, Series 2019-2, Class D (c)	3.480%	02/18/25	195,000	201,228
DT Auto Owner Trust, Series 2019-3, Class D (c)	2.960%	04/15/25	285,000	294,612
DT Auto Owner Trust, Series 2020-2, Class E (c)	4.730%	03/16/26	300,000	325,249
Exeter Automobile Receivables Trust, Series 2020-2, Class D (c)	4.730%	04/15/26	375,000	401,882
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	349,188	352,032
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	809,203	808,805
Foursight Capital Automobile Receivables, Series 2018-2, Class E (c)	5.500%	10/15/24	750,000	783,804
OneMain Direct Auto Receivables, Series 2018-1, Class B (c)	3.710%	04/14/25	300,000	303,154
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	748,178
OSCAR US Funding Trust, Series 2019-11, Class A-4 (c)	2.680%	09/10/26	220,000	228,098
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	404,878
Santander Drive Auto Trust, Series 2019-3, Class D	2.680%	10/15/25	545,000	558,339
Skopos Auto Receivables Trust, Series 2019-1, Class B (c)	3.430%	09/15/23	432,830	435,120
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	250,000	251,854

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 4.2% continued
Tesla Auto Lease Trust, Series 2019-A, Class C (c)	2.680%	01/20/23	$700,000	$716,171
Tesla Auto Lease Trust, Series 2020-A, Class D (c)	2.330%	02/20/24	250,000	256,460
Veros Auto Receivables Trust, Series 2021-1, Class A (c)	0.920%	10/15/26	1,142,494	1,142,475
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,000,000	997,760
				16,771,264
CRE/CLO — 4.7%
A10 Securitization, Series 2020-C, Class A (c)(e)	2.033%	08/15/40	209,155	210,250
A10 Securitization, Series 2020-C, Class B (c)(e)	2.617%	08/15/40	300,000	302,083
A10 Securitization, Series 2020-C, Class D (c)(e)	4.129%	08/15/40	250,000	253,184
A10 Securitization, Series 2020-C, Class E (c)(e)	5.465%	08/15/40	250,000	253,881
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(c)	2.698%	12/15/37	1,000,000	995,029
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(c)	3.197%	12/15/37	675,000	668,312
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1* 1MO LIBOR + 235) (a)(c)	2.451%	08/15/32	250,000	247,090
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1* 1MO LIBOR + 270) (a)(c)	2.801%	03/16/35	324,000	322,318

44 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
CRE/CLO — 4.7% continued
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE6, Class A (1* 1MO LIBOR + 105) (a)(c)	1.151%	09/17/36	$167,561	$167,456
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, Class A (1* 1MO LIBOR + 100) (a)(c)	1.101%	03/17/36	123,299	123,299
BSPRT Issuer Ltd., Series 2018-FL3, Class A (1* 1MO LIBOR + 105) (a)(c)	1.123%	03/15/28	205,562	205,562
BSPRT Issuer Ltd., Series 2018-FL4, Class A (1* 1MO LIBOR + 105) (a)(c)	1.123%	09/17/35	522,815	522,815
BXMT, Series 2021-FL4, Class A (1* 1MO LIBOR + 105) (a)(c)	1.151%	05/17/38	750,000	750,000
BXMT, Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(c)	2.351%	05/17/38	750,000	750,000
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(c)	2.051%	02/16/37	625,000	624,219
BXMT Ltd., Series 2020-FL2, Class B (1* 1MO LIBOR + 140) (a)(c)	1.501%	02/18/38	1,000,000	999,063
BXMT Ltd., Series 2020-FL2, Class C (1* 1MO LIBOR + 165) (a)(c)	1.751%	02/18/38	1,000,000	999,063
Exantas Capital Corp., Series 2020-RS09, Class D (1* 1MO LIBOR + 550) (a)(c)(e)	5.601%	04/17/37	367,383	373,069
FHLMC, Series 2020-FL3, Class B (1* 1MO LIBOR + 375) (a)(c)	3.874%	07/15/35	1,150,000	1,167,956

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 4.7% continued
FHLMC, Series 2020-FL3, Class A-S (1* 1MO LIBOR + 285) (a)(c)	2.974%	07/16/35	$800,000	$811,491
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1* 1MO LIBOR + 110) (a)(c)	1.201%	06/15/36	920,737	921,023
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (a)(c)	2.573%	05/15/36	720,000	698,420
LoanCore Issuer Ltd., Series 2021-CRE5, Class A (a)(c)	1.373%	07/15/36	1,000,000	1,000,932
MF1 Ltd., Series 2020-FL3, Class D (1* 1MO LIBOR + 300) (a)(c)	3.124%	07/16/35	775,000	782,011
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1* 1MO LIBOR + 113) (a)(c)	1.222%	11/27/34	354,054	354,054
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1* 1MO LIBOR + 200) (a)(c)	2.092%	12/25/34	300,000	300,000
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1* 1MO LIBOR + 170) (a)(c)	1.824%	11/15/35	600,000	604,865
PFP III, Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(c)	2.475%	04/14/38	750,000	748,133
PFP Ltd., Series 2019-5, Class B (1* 1MO LIBOR + 165) (a)(c)	1.725%	04/16/36	650,000	649,194
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1* 1MO LIBOR + 215) (a)(c)	2.242%	02/25/35	999,957	1,007,417

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
CRE/CLO — 4.7% continued
TPG Real Estate Finance, Series 2019-FL3, Class A (1* 1MO LIBOR + 115) (a)(c)	1.251%	10/15/34	$600,000	$600,000
				18,412,189
Credit Cards — 2.0%
Brex, Inc., Series 2021-1, Class A (c)	2.130%	07/17/24	1,000,000	1,006,375
Continental Credit Card LLC, Series 2017-1, Class B (c)	6.410%	01/15/25	125,831	128,499
Continental Credit Card LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	1,200,000	1,222,958
Continental Credit Card LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	310,729
Continental Credit Card LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,360,718
Continental Credit Card LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,200,000	1,212,848
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	200,000	202,412
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (c)	2.240%	09/22/25	535,000	539,021
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (c)	2.990%	09/22/25	300,000	302,270
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	747,972
Mercury Financial Credit Card, Series 2021-1A, Class B (c)	2.330%	03/20/26	800,000	804,627
				7,838,429
Equipment — 0.9%
Business Jet Securities LLC, Series 2019-1, Class B (c)	5.193%	07/15/34	478,870	480,833

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 0.9% continued
Business Jet Securities LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	$288,717	$296,822
Business Jet Securities LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	386,239	389,451
CLI Funding VI LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	594,750	610,831
HPEFS Equipment Trust, Series 2021-2A, Class D (c)	1.290%	03/20/29	750,000	745,980
Octane Receivables Trust, Series 2019-1, Class A (c)	3.160%	09/20/23	52,360	52,823
Octane Receivables Trust, Series 2020-1, Class A (c)	1.710%	02/20/25	240,054	242,124
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	550,000	551,892
				3,370,756
HECM — 0.3%
Finance of America HECM, Series 2020-HB2, Class A (c)	1.710%	07/25/30	282,995	284,207
Finance of America HECM, Series 2021-HB1, Class M3 (c)	3.640%	02/25/31	700,000	696,170
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (c)	3.091%	06/25/30	250,000	251,052
				1,231,429
Hospitality — 2.1%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(c)	1.323%	07/16/35	280,000	280,171
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A (c)	2.843%	03/09/44	650,000	682,761
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (c)	3.540%	03/09/44	1,300,000	1,411,707

46 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Hospitality — 2.1% continued
BX Trust, Series 2018-GW, Class E (1* IMO LIBOR + 197) (a)(c)	2.043%	05/15/37	$150,000	$149,997
BX Trust, Series 2019-OC11, Class D (c)	4.075%	12/09/41	225,000	240,732
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	1,177,000	1,267,939
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1* 1MO LIBOR + 140) (a)(c)	1.473%	11/17/36	100,000	100,093
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1* 1MO LIBOR + 225) (a)(c)	2.323%	11/15/36	100,000	100,124
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1* 1MO LIBOR + 93) (a)(c)	1.003%	11/17/36	800,000	800,744
Extended Stay America Trust, Series 2021-ESH, Class C (1* 1MO LIBOR + 170) (a)(c)	1.775%	07/15/38	500,000	501,450
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR +285) (a)(c)	2.925%	07/15/38	250,000	250,942
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (c)	3.750%	12/12/36	750,000	790,424
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1* 1MO LIBOR + 92) (a)(c)	0.993%	07/16/35	752,841	753,666
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(c)	1.323%	07/16/35	941,051	941,626

	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality — 2.1% continued
Motel 6 Trust, Series 2017-MTL6, Class D (1* 1MO LIBOR + 215) (a)(c)	2.223%	08/15/34	$185,014	$185,360
				8,457,736
Industrial — 0.7%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1* 1MO LIBOR + 210) (a)(c)	2.173%	11/15/32	1,178,894	1,183,378
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 276.56) (a)(c)	2.838%	11/16/37	491,495	493,652
Credit Suisse First Boston, Series 2020-UNFI, Class A (a)(c)	3.741%	12/06/22	1,000,000	1,002,822
				2,679,852
Laboratory — 0.5%
Commercial Mortgage Trust, Series 2020-CX, Class A(c)	2.173%	11/10/46	2,000,000	2,017,630

Manufactured Housing — 0.0% (d)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	100,000	103,814

Mixed-Use — 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(c)	3.100%	05/17/35	300,000	302,964

Multifamily — 1.6%
FHLMC, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(c)	2.018%	01/25/51	1,120,416	1,128,338
Freedom Mortgage Trust, Series 2016-KF17, Class B (a)(c)	2.587%	03/25/23	609,524	607,790
Freedom Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(c)	2.586%	11/25/24	467,409	465,359

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Multifamily — 1.6% continued
Freedom Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(c)	2.136%	10/27/25	$504,499	$500,936
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(c)	2.236%	02/25/25	366,882	365,396
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(c)	2.236%	01/25/28	357,801	356,751
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* IMO LIBOR + 190) (a)(c)	2.007%	07/25/28	690,765	680,607
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(c)	2.336%	08/25/29	536,471	533,867
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1* 1MO LIBOR + 170) (a)(c)	1.792%	10/15/49	885,609	884,921
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(c)	2.041%	03/25/50	780,633	782,866
				6,306,831
Non-Agency MBS 2.0 — 0.4%
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)	1.317%	02/26/71	914,925	915,502
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)	1.817%	02/26/71	690,544	690,544
				1,606,046

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 0.6%
Drop Mortgage Trust, Series 2021-FILE, Class C (1* 1MO LIBOR + 225) (a)(c)	2.320%	04/15/26	$1,500,000	$1,504,660
Goldman Sachs Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D (a)(c)	2.573%	05/15/26	1,000,000	1,000,635
				2,505,295
Residential Transition Loan — 1.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	800,000	799,603
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	500,000	499,748
Antler Mortgage Trust, Series 2021-RTL1, Class M (c)	5.438%	05/25/25	1,750,000	1,742,503
LHOME Mortgage Trust, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	20,087	20,106
LHOME Mortgage Trust, Series 2019-RTL2, Class A-2 (c)	4.335%	03/25/24	700,000	709,580
LHOME Mortgage Trust, Series 2021-RTL1, Class M (c)	4.458%	09/25/26	750,000	749,885
				4,521,425
Retail — 1.4%
Aventura Mall Trust, Series 2018-AVM, Class C (c)	4.249%	07/09/40	650,000	687,758
BB-UBS Trust, Series 2012-SHOW, Class A (c)	3.430%	11/05/36	335,000	354,832
BX Trust, Series 2021-VIEW, Class B (a)(c)	1.950%	06/15/23	1,150,000	1,149,999
BX Trust, Series 2018-EXCL, Class A (1* 1MO LIBOR + 108.763) (a)(c)	1.161%	09/15/37	828,377	819,091
BX Trust, Series 2018-EXCL, Class B (a)(c)	1.417%	09/15/37	207,094	201,395

48 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Retail — 1.4% continued
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1* 1MO LIBOR + 325) (a)(c)	3.323%	07/15/30	$150,000	$148,462
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1* 1MO LIBOR + 110) (a)(c)	1.173%	07/15/30	101,547	101,017
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	132,178
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.782%	04/17/36	435,000	426,483
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* 1MO LIBOR + 115) (a)(c)	1.223%	02/15/40	454,511	456,385
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(c)	1.873%	02/15/40	386,334	388,727
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(c)	2.573%	02/15/40	454,511	459,056
				5,325,383
Single Family Rental — 2.7%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	329,402
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	330,355	351,701
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	328,409
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	114,308	121,243
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	150,533

	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental — 2.7% continued
Colony American Finance Ltd., Series 2020-1, Class A2 (c)	2.296%	03/15/50	$250,000	$255,735
Colony American Finance Ltd., Series 2020-4, Class B (c)	1.707%	12/15/52	800,000	790,526
Colony American Finance Ltd., Series 2020-4, Class D (c)	2.712%	12/15/52	800,000	778,369
Colony American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	750,000	741,126
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	546,760	556,965
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	623,716	626,792
Invitation Homes Trust, Series 2017-SFR2, Class A (1* 1MO LIBOR + 85) (a)(c)	0.951%	12/19/36	803,162	803,866
Invitation Homes Trust, Series 2018-SFR1, Class B (1* 1MO LIBOR + 95) (a)(c)	1.051%	03/17/37	750,000	751,036
Invitation Homes Trust, Series 2018-SFR1, Class A (1* 1MO LIBOR + 70) (a)(c)	0.801%	03/19/37	301,295	301,574
Invitation Homes Trust, Series 2018-SFR3, Class A (1* 1MO LIBOR + 100) (a)(c)	1.101%	07/17/37	1,064,345	1,065,912
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	850,000	834,059
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	700,000	691,759
Star, Series 2021-SFR1, Class E (1* 1MO LIBOR + 170) (a)(c)	1.801%	04/17/38	1,200,000	1,197,855
				10,676,862

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Small Business — 1.6%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	$1,000,000	$1,007,316
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	500,000	503,089
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	2.700%	02/25/44	688,403	677,754
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	4.000%	02/25/44	181,159	175,119
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	2.350%	12/25/44	673,129	663,260
Newtek Small Business Loan Trust, Series 2019-01, Class B (1* Prime + 25) (a)(c)	3.500%	12/25/44	286,080	274,275
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	755,403
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	654,579
SFS Asset Securitization LLC, Series 2019-1, Class A (c)	4.238%	06/10/25	800,000	800,657
SFS Asset Securitization LLC, Series 2019-1, Class B (c)	5.023%	06/10/25	150,000	151,182
Small Business Lending Trust, Series 2019-A, Class A (c)	2.850%	07/15/26	60,597	60,560
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	746,000	749,697
				6,472,891

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 1.4%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	$93,840	$99,823
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	91,797	96,152
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (a)(c)	1.492%	12/28/48	137,644	139,140
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	250,000	257,683
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	675,000	679,351
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	506,338
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (c)	2.680%	07/25/35	133,902	133,902
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	78,289	78,541
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	45,848	46,748
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	147,268	150,025
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	213,051
Social Professional Loan Program, Series 2016-C, Class A-2B (c)	2.360%	12/27/32	59,659	60,222
Social Professional Loan Program, Series 2015-D, Class B (c)	3.590%	10/26/37	79,826	80,544
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	156,767

50 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Student Loan — 1.4% continued
Social Professional Loan Program, Series 2017-E, Class A-2B (c)	2.720%	11/26/40	$106,767	$108,633
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	732,669
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	207,610
Social Professional Loan Program, Series 2018-A, Class A-1 (1* 1MO LIBOR + 35) (a)(c)	0.442%	02/25/42	55,621	55,348
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	438,084
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	522,055
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	730,000	737,750
				5,500,436
Unsecured Consumer — 6.0%
Avant Loans Funding Trust, Series 2020-REV1, Class A (c)	2.170%	05/15/29	200,000	201,236
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	800,000	797,463
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	223,392	224,878
Freedom Financial, Series 2020-FP1, Class A (c)	2.520%	03/18/27	166,360	167,199
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	575,000	582,989
Freedom Financial, Series 2020-2CP, Class A (c)	4.520%	06/18/27	52,689	52,953

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 6.0% continued
Freedom Financial, Series 2020-3FP, Class A (c)	2.400%	09/20/27	$24,892	$24,925
Freedom Financial, Series 2020-3FP, Class B (c)	4.180%	09/20/27	1,000,000	1,015,127
Freedom Financial, Series 2021-1CP, Class C (c)	2.830%	03/20/28	425,000	430,303
Freedom Mortgage Trust, Series 2020-2CP, Class C (c)	6.000%	06/18/27	1,484,000	1,575,043
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (c)	3.107%	02/10/26	146,457	146,739
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	577,213
Lendmark Funding Trust, Series 21-1A, Class B (c)	2.470%	11/20/31	1,150,000	1,161,387
Lendmark Funding Trust, Series 21-1A, Class C (c)	3.410%	11/20/31	750,000	759,088
LL ABS Trust, Series 2020-1, Class A (c)	2.330%	07/15/22	322,065	324,338
LL ABS Trust, Series 2020-1, Class B (c)	3.790%	03/15/23	1,200,000	1,233,457
LL ABS Trust, Series 2019-1, Class A (c)	2.870%	03/15/27	27,714	27,734
LL ABS Trust, Series 2019-1, Class B (c)	3.520%	03/15/27	150,000	151,429
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	1,029,991
Marlette Funding Trust, Series 2019-4, Class B (c)	2.950%	12/17/29	125,000	126,996
Oportun Funding LLC, Series 2020-1, Class B (c)	3.450%	05/15/24	800,000	816,853
Oportun Funding LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	750,000	751,872
Oportun Funding LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	651,616
Oportun Funding VII LLC, Series 2018-C, Class A c)	4.100%	10/08/24	300,000	300,220
Oportun Funding XII LLC, Series 2018-D, Class B (c)	4.830%	12/09/24	100,000	100,516

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 64.2% continued
Unsecured Consumer — 6.0% continued
Oportun Funding XIII LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	$500,000	$510,870
Oportun Funding XIV LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	900,000	898,599
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (c)	3.590%	07/15/25	81,302	81,569
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (c)	3.200%	02/17/26	200,000	201,520
Regional Management Issuance Trust, Series 2019-1, Class C (c)	4.110%	11/15/28	200,000	203,255
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	250,000	254,604
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	625,000	619,965
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	176,910	179,427
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	67,557	68,498
Upgrade Receivables Trust, Series 2019-2, Class B (c)	3.510%	10/15/25	195,124	195,407
Upstart Pass-Through Trust, Series 2020-ST6, Class A (c)	3.000%	01/20/27	555,794	563,117
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,500,000	1,499,426

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 6.0% continued
Upstart Pass-Through Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	$150,497	$154,561
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)(a)	3.500%	03/20/28	234,388	239,461
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	121,570	123,921
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	880,163	887,798
Upstart Securitization Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	1,149,427	1,162,408
Upstart Securitization Trust, Series 2019-2, Class A (c)	2.897%	09/20/29	17,297	17,331
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	1,000,000	1,014,181
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	600,000	613,086
Upstart Securitization Trust, Series 2021-2, Class B (c)	1.750%	06/20/31	1,000,000	999,972
				23,720,541

Total Securitized
(Cost $251,499,667)				$253,848,665

Treasury — 17.6%
U.S. Treasury Notes (b)	2.000%	11/30/22	1,500,000	1,538,789
U.S. Treasury Bonds (b)	1.500%	03/31/23	1,225,000	1,252,323
U.S. Treasury Notes (b)	1.625%	04/30/23	100,000	102,531
U.S. Treasury Notes	2.500%	05/15/24	750,000	794,443
U.S. Treasury Notes (b)	2.250%	11/15/24	250,000	264,277
U.S. Treasury STRIPS (b)	0.000%	02/15/25	300,000	292,853

52 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 17.6% continued
U.S. Treasury Notes (b)	2.000%	08/15/25	$1,000,000	$1,052,344
U.S. Treasury Notes (b)	2.250%	11/15/25	2,000,000	2,127,813
U.S. Treasury Notes (b)	1.625%	02/15/26	3,750,000	3,887,109
U.S. Treasury Notes (b)	0.625%	03/31/27	1,000,000	978,359
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	913,637
U.S. Treasury Notes	2.875%	08/15/28	2,000,000	2,224,297
U.S. Treasury Notes	0.625%	08/15/30	4,563,900	4,251,915
U.S. Treasury Notes (b)	0.875%	11/15/30	7,500,000	7,132,031
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,681,215
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	651,267
U.S. Treasury STRIPS	0.000%	08/15/34	750,000	588,296
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	2,311,232
U.S. Treasury STRIPS	0.000%	02/15/36	2,000,000	1,510,586
U.S. Treasury STRIPS	0.000%	02/15/37	3,000,000	2,209,163
U.S. Treasury Notes	4.750%	02/15/37	150,000	212,930
U.S. Treasury STRIPS	0.000%	11/15/38	4,000,000	2,796,981
U.S. Treasury Bonds	3.500%	02/15/39	235,000	293,961
U.S. Treasury Bonds	4.250%	05/15/39	500,000	684,238
U.S. Treasury Bonds	1.125%	08/15/40	7,200,000	6,194,250
U.S. Treasury Bonds	3.875%	08/15/40	550,000	723,100
U.S. Treasury Bonds	1.375%	11/15/40	1,000,000	898,281
U.S. Treasury Notes (b)	4.250%	11/15/40	1,050,000	1,448,426
U.S. Treasury Bonds	4.750%	02/15/41	700,000	1,026,512
U.S. Treasury STRIPS (b)	0.000%	08/15/41	500,000	323,608
U.S. Treasury Bonds	2.750%	11/15/42	600,000	675,633
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	1,968,984
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,840,492
U.S. Treasury Bonds	3.000%	02/15/48	1,975,000	2,354,262
U.S. Treasury Bonds	2.375%	11/15/49	1,750,000	1,863,477
U.S. Treasury Bonds	2.000%	02/15/50	2,350,000	2,308,691
U.S. Treasury Bonds	1.250%	05/15/50	10,050,000	8,206,061
Total Treasury
(Cost $71,615,319)				$69,584,367

	Shares	Fair Value
Registered Investment Companies — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.05% (f)	5,125,567	$5,127,105
State Street Navigator Securities Lending Portfolio I, 0.10% (f)(g)	15,759,760	15,759,760
Total Registered Investment Companies
(Cost $20,884,187)		$20,886,865

Total Investment Securities — 104.5%
(Cost $411,052,281)		$413,094,167

Liabilities in Excess of Other Assets — (4.5) %		(17,818,658)

Net Assets — 100.0%		$395,275,509

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $23,204,522.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2021 was $153,253,437, representing 38.8% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2021 was $1,392,467, representing 0.4% of net assets.
(f)	The rate shown is the 7-day effective yield as of June 30, 2021.
(g)	This security was purchased with cash collateral held from securities on loan.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

BV — Besloten Vennootschap

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

Diamond Hill Corporate Credit Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Common Stocks — 0.0%
Energy — 0.0%
Floatel International Ltd. (Cost $1,138,496) (a)(b)(c)			687,166	$0

Warrants — 0.0%
Floatel International Ltd. (Cost $3,927,584) (a)(b)			662,476	$0

Collateralized Debt Obligations — 0.1%
Financials — 0.1%
Alesco Preferred Funding Ltd., Class PNNE *		03/23/35	$336,608	151,802
Alesco Preferred Funding Ltd. VI, Class PNN *		03/23/35	621,631	294,101
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	348,619
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	555,481

Total Collateralized Debt Obligations
(Cost $2,535,851)				1,350,003

Corporate Bonds — 90.1%
Banking — 1.7%
Popular, Inc.	6.125%	09/14/23	15,642,000	16,877,719
Western Alliance Bancorp (SOFR + 512) (d)	5.250%	06/01/30	11,135,000	12,093,966
Western Alliance Bancorp	3.000%	06/15/31	9,910,000	9,980,194
				38,951,879
Basic Industry — 4.5%
Ashland Global Holdings, Inc.	6.875%	05/15/43	7,924,000	9,964,430
Century Communities, Inc.	5.875%	07/15/25	1,069,000	1,105,581
First Quantum Minerals Ltd. (e)	6.500%	03/01/24	10,271,000	10,476,420
First Quantum Minerals Ltd. (e)	7.500%	04/01/25	7,375,000	7,651,563
GCP Applied Technologies, Inc. (e)	5.500%	04/15/26	37,869,000	38,950,160
Schweitzer-Mauduit International, Inc. (e)	6.875%	10/01/26	31,152,000	32,982,180
				101,130,334

54 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 90.1% continued
Capital Goods — 2.2%
ATS Automation Tooling Systems (e)(f)	4.125%	12/15/28	$20,990,000	$21,488,513
TransDigm UK Holdings (f)	6.875%	05/15/26	12,917,000	13,627,435
TransDigm, Inc. (e)	6.250%	03/15/26	14,122,000	14,898,710
				50,014,658
Consumer Goods — 4.0%
C&S Group Enterprises LLC (e)	5.000%	12/15/28	17,770,000	17,614,513
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (e)	8.500%	12/15/22	26,774,000	27,476,817
Pilgrim’s Pride Corp. (e)(f)	5.875%	09/30/27	11,053,000	11,771,445
Post Holdings, Inc. (e)	5.500%	12/15/29	1,150,000	1,231,938
Post Holdings, Inc. (e)	4.625%	04/15/30	5,779,000	5,876,261
Turning Point Brands, Inc. (e)	5.625%	02/15/26	15,799,000	16,312,467
Vector Group (e)	5.750%	02/01/29	10,551,000	10,748,409
				91,031,850
Energy — 10.2%
Apergy Corp.	6.375%	05/01/26	21,500,000	22,519,099
Energean Israel Finance	5.375%	03/30/28	5,611,000	5,758,850
Energen Corp. (b)	7.125%	02/15/28	22,389,000	27,242,165
Floatel International Ltd.	6.000%	09/24/26	1,600,000	712,000
Floatel International Ltd.	10.000%	09/24/26	1,600,000	632,000
LBC Tank Terminals Holdings Netherlands BV (e)	6.875%	05/15/23	12,321,000	12,290,198
Leviathan Energy	5.750%	06/30/23	995,000	1,040,002
Leviathan Energy	6.500%	06/30/27	11,584,000	12,858,240
Magnolia Oil & Gas Corp. (e)	6.000%	08/01/26	52,581,000	54,224,156
New Fortress Energy, Inc. (e)	6.750%	09/15/25	35,291,000	36,129,162
Rattler Midstream LP (e)	5.625%	07/15/25	17,197,000	18,078,346
Teine Energy Ltd. (e)	6.875%	04/15/29	12,155,000	12,474,069
Welltec A/S (e)	9.500%	12/01/22	26,159,000	26,713,571
				230,671,858
Financial Services — 13.0%
Alliance Data Systems Corp. (e)(f)	7.000%	01/15/26	22,898,000	24,529,482
Burford Capital Global Finance LLC (e)(f)	6.250%	04/15/28	16,020,000	16,825,325

	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services — 13.0% continued
Credit Acceptance Corp. (e)	5.125%	12/31/24	$13,914,000	$14,418,382
Credit Acceptance Corp. (f)	6.625%	03/15/26	10,793,000	11,359,633
Freedom Mortgage Corp. (e)	8.125%	11/15/24	43,984,000	45,468,459
Freedom Mortgage Corp. (e)	8.250%	04/15/25	17,938,000	18,722,788
Freedom Mortgage Corp. (e)	7.625%	05/01/26	11,079,000	11,533,239
Freedom Mortgage Corp. (e)	6.625%	01/15/27	5,630,000	5,665,188
Hightower Holding LLC (e)	6.750%	04/15/29	12,137,000	12,379,740
LD Holdings Group LLC (e)(f)	6.500%	11/01/25	43,372,000	44,534,370
LD Holdings Group LLC (e)(f)	6.125%	04/01/28	20,124,000	20,098,845
Nationstar Mortgage LLC (e)	6.000%	01/15/27	8,554,000	8,864,339
Quicken Loans LLC (e)	5.250%	01/15/28	20,255,000	21,267,750
United Wholesale Mortgage LLC (e)	5.500%	04/15/29	39,167,000	39,157,992
				294,825,532
Health Care — 8.1%
Akumin, Inc. (e)	7.000%	11/01/25	29,085,000	30,195,756
Davita, Inc. (e)	3.750%	02/15/31	17,984,000	17,264,640
Endo Financial LLC (e)(f)	5.875%	10/15/24	4,877,000	4,791,653
Horizon Pharma USA, Inc. (e)	5.500%	08/01/27	36,126,000	38,338,717
Jaguar Holdings Co. (e)	5.000%	06/15/28	2,696,000	2,922,248
P&L Development LLC (e)	7.750%	11/15/25	15,792,000	16,581,600
Par Pharmaceutical, Inc. (e)	7.500%	04/01/27	21,903,000	22,392,094
Providence Service Corp. (The) (e)	5.875%	11/15/25	18,875,000	20,196,250
Syneos Health, Inc. (e)	3.625%	01/15/29	31,882,000	31,563,180
				184,246,138
Insurance — 6.7%
Amwins Group, Inc. (e)	7.750%	07/01/26	28,748,000	30,491,566
AssuredPartners, Inc. (e)	7.000%	08/15/25	32,528,000	33,219,220
Broadstreet Partners, Inc. (e)	5.875%	04/15/29	10,000,000	10,200,000
MGIC Investment Corp.	5.250%	08/15/28	26,552,000	28,145,121

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 55

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 90.1% continued
Insurance — 6.7% continued
National Financial Partners Corp. (e)	4.875%	08/15/28	$6,360,000	$6,462,650
National Financial Partners Corp. (e)	6.875%	08/31/28	20,011,000	21,065,780
USIS Merger Subordinated, Inc. (e)	6.875%	05/01/25	21,640,000	21,911,149
				151,495,486
Leisure — 10.0%
Affinity Gaming (e)	6.875%	12/15/27	10,436,000	11,075,205
Carnival Corp. (e)	11.500%	04/01/23	5,729,000	6,447,417
Carnival Corp. (e)(f)	10.500%	02/01/26	4,830,000	5,623,328
Live Nation Entertainment, Inc. (e)	4.875%	11/01/24	16,049,000	16,305,784
Live Nation Entertainment, Inc. (e)	5.625%	03/15/26	11,918,000	12,411,172
Live Nation Entertainment, Inc. (e)	6.500%	05/15/27	5,001,000	5,550,110
Live Nation Entertainment, Inc. (e)(f)	3.750%	01/15/28	6,623,000	6,652,274
Midwest Gaming Borrower LLC (e)	4.875%	05/01/29	9,785,000	9,797,231
Peninsula Pacific Entertainment LLC (e)	8.500%	11/15/27	17,405,000	18,692,970
Playtika Holdings Corp. (e)	4.250%	03/15/29	20,204,000	20,190,059
Speedway Motorsports LLC (e)(f)	4.875%	11/01/27	13,691,000	13,810,796
Stars Group Holdings (e)	7.000%	07/15/26	31,156,000	32,247,705
Station Casinos LLC (e)	5.000%	10/01/25	19,174,000	19,461,610
Station Casinos LLC (e)(f)	4.500%	02/15/28	5,478,000	5,571,373
Viking Cruises Ltd. (e)	6.250%	05/15/25	19,134,000	19,038,329
Viking Cruises Ltd. (e)	13.000%	05/15/25	8,108,000	9,538,576
XHR LP (e)	6.375%	08/15/25	13,722,000	14,596,778
				227,010,717
Media — 2.8%
Cimpress plc (e)	7.000%	06/15/26	36,718,000	38,707,014
Match Group, Inc. (e)	4.625%	06/01/28	14,907,000	15,501,342
UPC Broadband Finco BV (e)	4.875%	07/15/31	9,894,000	9,916,756
				64,125,112

	Coupon	Maturity	Shares / Par Value	Fair Value
Real Estate — 1.5%
Forestar Group, Inc. (e)	5.000%	03/01/28	$9,462,000	$9,793,170
New Residential Investment Corp. (e)	6.250%	10/15/25	23,177,000	23,199,018
				32,992,188
Retail — 8.5%
Ambience Merger (e)	7.125%	07/15/29	8,939,000	9,028,390
ANGI Group LLC (e)	3.875%	08/15/28	35,336,000	35,115,150
Carvana Co. (e)	5.625%	10/01/25	14,376,000	14,933,070
GrubHub Holdings, Inc. (e)	5.500%	07/01/27	32,385,000	34,044,731
IRB Holding Corp. (e)	7.000%	06/15/25	12,671,000	13,684,933
Liberty Interactive LLC	8.500%	07/15/29	8,971,000	10,223,531
LSF9 Atlanta Holdings / Victoria Financial (e)	7.750%	02/15/26	25,243,000	26,178,506
Nathan’s Famous, Inc. (e)	6.625%	11/01/25	22,628,000	23,221,985
QVC, Inc.	5.450%	08/15/34	23,925,000	24,915,615
				191,345,911
Services — 4.1%
Adtalem Escrow Corp. (e)	5.500%	03/01/28	18,800,000	19,092,340
Graham Holdings Co. (e)	5.750%	06/01/26	5,674,000	5,900,960
IAA Spinco, Inc. (e)	5.500%	06/15/27	12,427,000	13,044,870
KAR Auction Services, Inc. (e)	5.125%	06/01/25	13,737,000	14,096,909
Korn Ferry International (e)	4.625%	12/15/27	11,544,000	11,991,330
Uber Technologies, Inc. (e)(f)	8.000%	11/01/26	27,323,000	29,440,533
				93,566,942
Technology & Electronics — 7.3%
Black Knight Infoserv LLC (e)	3.625%	09/01/28	24,942,000	24,816,292
Clarivate Science Holdings Corp. (e)	3.875%	06/30/28	7,000,000	7,063,770
CoreLogic Inc. (e)	4.500%	05/01/28	8,700,000	8,623,875
GoDaddy, Inc. (e)	3.500%	03/01/29	8,121,000	8,068,214
Logan Merger Sub, Inc. (e)	5.500%	09/01/27	27,442,000	28,403,842
NCR Corp. (e)	5.000%	10/01/28	25,758,000	26,635,575
Seagate Holdings (e)	4.091%	06/01/29	1,750,000	1,791,650
Seagate Holdings (e)	3.125%	07/15/29	5,125,000	4,965,689
Shift4 Payments LLC (e)	4.625%	11/01/26	7,297,000	7,616,244

56 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 90.1% continued
Technology & Electronics — 7.3% continued
Trinet Group, Inc. (e)	3.500%	03/01/29	$26,762,000	$26,387,332
ZoomInfo Technologies LLC (e)	3.875%	02/01/29	21,872,000	21,735,300
				166,107,783
Telecommunications — 5.0%
CB Escrow Corp. (e)	8.000%	10/15/25	18,088,000	19,015,010
Cogent Communications Holdings, Inc. (e)(f)	3.500%	05/01/26	8,980,000	9,182,050
Frontier Communications Corp. (e)	5.875%	10/15/27	7,743,000	8,294,689
HTA Group Ltd. (e)(f)	7.000%	12/18/25	18,575,000	19,759,714
LCPR Senior Secured Financing Designated Activity Co. (e)	6.750%	10/15/27	16,422,000	17,697,989
Viasat, Inc. (e)	5.625%	09/15/25	16,985,000	17,307,715
Viasat, Inc. (e)	5.625%	04/15/27	20,456,000	21,352,586
				112,609,753
Transportation — 0.5%
Air Canada, Series 2020-2, Class A (e)	5.250%	10/01/30	6,542,233	7,094,331
Air Canada, Series 2017-1, Class AA (e)	3.300%	07/15/31	3,012,760	3,047,970
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	170,271	171,126
United Airlines, Inc. (e)	4.625%	04/15/29	1,636,000	1,693,260
				12,006,687

Total Corporate Bonds
(Cost $2,001,013,244)				$2,042,132,828

	Shares	Fair Value
Registered Investment Companies — 10.2%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (g)	200,802,988	$200,802,988
State Street Navigator Securities Lending Portfolio I, 0.10% (g)(h)	31,054,575	31,054,575
Total Registered Investment Companies
(Cost $231,857,563)		$231,857,563

Total Investment Securities — 100.4%
(Cost $2,240,472,738)		$2,275,340,394

Liabilities in Excess of Other Assets — (0.4) %		(9,595,623)

Net Assets — 100.0%		$2,265,744,771

(a)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities is $0.
(b)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2021 was $27,242,165, representing 1.2% of net assets.
(c)	Non-income producing security.
(d)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2021 was $1,832,906,121, representing 80.9% of net assets.

(f)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $30,360,474.
(g)	The rate shown is the 7-day effective yield as of June 30, 2021.
(h)	This security was purchased with cash collateral held from securities on loan.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 57

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

*

Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$151,802	0.01%
Alesco Preferred Funding Ltd. VI, Class PNN	December-04	$621,631	$294,101	0.01%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	$521,458	$348,619	0.02%
Taberna Preferred Funding Ltd., Class PPN2	March-05	$1,056,154	$555,481	0.02%
		$2,535,851	$1,350,003	0.06%

A/S — Aktieselskab

BV — Besloten Vennootschap

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

58 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Common Stocks — 0.0%
Energy — 0.0%
Floatel International Ltd. (Cost $106,733) (a)(b)(c)			64,421	$0

Warrants — 0.0%
Floatel International Ltd. (Cost $693,103) (a)(b)			116,908	$0

Corporate Bonds — 94.9%
Banking — 1.0%
Cadence Bancorp (3MO LIBOR + 303) (d)	4.750%	06/30/29	$10,750,000	11,222,393

Basic Industry — 4.2%
Brundage-Bond Concrete Pumping (e)	6.000%	02/01/26	7,795,000	8,205,796
First Quantum Minerals Ltd. (e)	7.250%	04/01/23	6,693,000	6,822,710
First Quantum Minerals Ltd. (e)	7.500%	04/01/25	4,000,000	4,150,000
GCP Applied Technologies, Inc. (e)	5.500%	04/15/26	14,000,000	14,399,700
Schweitzer-Mauduit International, Inc. (e)	6.875%	10/01/26	14,230,000	15,066,013
				48,644,219
Capital Goods — 1.9%
ATS Automation Tooling Systems (e)	4.125%	12/15/28	12,312,000	12,604,410
TransDigm, Inc.	6.375%	06/15/26	7,862,000	8,144,796
Welbilt, Inc.	9.500%	02/15/24	1,000,000	1,047,200
				21,796,406
Consumer Goods — 5.4%
C&S Group Enterprises LLC (e)(f)	5.000%	12/15/28	11,700,000	11,597,625
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (e)	8.500%	12/15/22	12,200,000	12,520,250
Peleton Interactive, Inc. (e)	0.000%	02/15/26	2,000,000	1,933,750
Pilgrim’s Pride Corp. (e)	5.875%	09/30/27	8,500,000	9,052,500
Turning Point Brands, Inc. (e)	5.625%	02/15/26	10,525,000	10,867,063
Vector Group Ltd. (e)	10.500%	11/01/26	14,502,000	15,390,248
				61,361,436
Energy — 13.1%
Apergy Corp.	6.375%	05/01/26	8,896,000	9,317,670

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 13.1% continued
Bonanza Creek Energy, Inc.	7.500%	04/30/26	$2,126,354	$2,141,196
Delek Overriding Royalty Leviathan Ltd.	7.494%	12/30/23	10,863,000	11,101,986
Encino Acquisition Partners (e)(f)	8.500%	05/01/28	6,840,000	6,976,800
Energean Israel Finance	4.500%	03/30/24	400,000	408,500
Energean Israel Finance	4.875%	03/30/26	400,000	409,508
Energean Israel Finance	5.875%	03/30/31	8,977,000	9,219,379
Energen Corp.	7.125%	02/15/28	4,375,000	5,323,350
Floatel International Ltd.	6.000%	09/24/26	150,000	66,750
Floatel International Ltd.	10.000%	09/24/26	150,000	59,250
LBC Tank Terminals Holdings Netherlands BV (e)	6.875%	05/15/23	10,000,000	9,975,000
Leviathan Energy	6.750%	06/30/30	7,605,000	8,574,637
Magnolia Oil & Gas Corp. (e)	6.000%	08/01/26	23,500,000	24,234,375
New Fortress Energy, Inc. (e)	6.750%	09/15/25	14,000,000	14,332,500
New Fortress Energy, Inc. (e)	6.500%	09/30/26	7,633,000	7,799,399
Solaris Midstream Holdings (e)(f)	7.625%	04/01/26	8,439,000	8,945,340
Talo Production, Inc.	12.000%	01/15/26	3,597,000	3,830,805
Teine Energy Ltd. (e)	6.875%	04/15/29	9,500,000	9,749,375
Viper Energy Partners LP (e)(f)	5.375%	11/01/27	3,501,000	3,647,027
Welltec A/S (e)	9.500%	12/01/22	14,300,000	14,603,160
				150,716,007
Financial Services — 15.2%
Alliance Data Systems Corp. (e)	7.000%	01/15/26	16,650,000	17,836,312
Burford Capital Global Finance LLC (e)	6.250%	04/15/28	10,750,000	11,290,402
Cargo Aircraft Management, Inc. (e)	4.750%	02/01/28	9,175,000	9,356,940
Credit Acceptance Corp. (e)	5.125%	12/31/24	1,500,000	1,554,375
Credit Acceptance Corp. (f)	6.625%	03/15/26	10,250,000	10,788,125
Freedom Mortgage Corp. (e)	8.125%	11/15/24	13,500,000	13,955,625

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 59

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 94.9% continued
Financial Services — 15.2% continued
Freedom Mortgage Corp. (e)	8.250%	04/15/25	$10,800,000	$11,272,500
Freedom Mortgage Corp. (e)	7.625%	05/01/26	12,500,000	13,012,500
Freedom Mortgage Corp. (e)	6.625%	01/15/27	9,000,000	9,056,250
Hightower Holding LLC (e)	6.750%	04/15/29	9,850,000	10,047,000
LD Holdings Group LLC (e)	6.500%	11/01/25	2,500,000	2,567,000
LD Holdings Group LLC (e)	6.125%	04/01/28	25,000,000	24,968,750
Midcap Financial Issuer Trust (e)	6.500%	05/01/28	2,000,000	2,093,080
Nationstar Mortgage LLC (e)	6.000%	01/15/27	5,100,000	5,285,028
Nationstar Mortgage LLC (e)	5.500%	08/15/28	4,655,000	4,692,845
United Wholesale Mortgage LLC (e)	5.500%	04/15/29	26,750,000	26,743,848
				174,520,580
Health Care — 7.2%
Akumin, Inc. (e)	7.000%	11/01/25	17,600,000	18,272,144
Davita, Inc. (e)	3.750%	02/15/31	9,750,000	9,360,000
Endo Finance LLC (e)	5.750%	01/15/22	5,555,000	5,124,487
Horizon Pharma USA, Inc. (e)	5.500%	08/01/27	10,600,000	11,249,250
P&L Development LLC (e)	7.750%	11/15/25	11,000,000	11,550,000
Par Pharmaceutical, Inc. (e)	7.500%	04/01/27	4,700,000	4,804,951
Providence Service Corp. (The) (e)	5.875%	11/15/25	6,800,000	7,276,000
Syneos Health, Inc. (e)	3.625%	01/15/29	15,200,000	15,048,000
				82,684,832
Insurance — 7.2%
Amwins Group, Inc. (e)	7.750%	07/01/26	7,723,000	8,191,400
AssuredPartners, Inc. (e)	7.000%	08/15/25	12,990,000	13,266,037
Broadstreet Partners, Inc. (e)	5.875%	04/15/29	8,725,000	8,899,500
GTCR AP Finance, Inc. (e)	8.000%	05/15/27	6,537,000	6,961,905
Hub International Ltd. (e)	7.000%	05/01/26	6,440,000	6,678,860
MGIC Investment Corp.	5.250%	08/15/28	11,500,000	12,190,000
National Financial Partners Corp. (e)	6.875%	08/31/28	17,000,000	17,896,070

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 7.2% continued
USIS Merger Subordinated, Inc. (e)	6.875%	05/01/25	$8,000,000	$8,100,240
				82,184,012
Leisure — 12.4%
Affinity Gaming (e)	6.875%	12/15/27	6,700,000	7,110,375
Carnival Corp. (e)(f)	10.500%	02/01/26	8,000,000	9,314,000
CCM Merger, Inc. (e)	6.375%	05/01/26	6,389,000	6,708,450
Golden Nugget, Inc. (e)	6.750%	10/15/24	4,764,000	4,812,688
Live Nation Entertainment, Inc. (e)	4.875%	11/01/24	4,500,000	4,572,000
Live Nation Entertainment, Inc. (e)	5.625%	03/15/26	11,600,000	12,080,013
Midwest Gaming Borrower LLC (e)	4.875%	05/01/29	8,700,000	8,710,875
Peninsula Pacific Entertainment LLC (e)	8.500%	11/15/27	15,250,000	16,378,500
Playtika Holdings Corp. (e)	4.250%	03/15/29	15,000,000	14,989,650
Speedway Motorsports LLC (e)	4.875%	11/01/27	10,000,000	10,087,500
Stars Group Holdings (e)	7.000%	07/15/26	12,250,000	12,679,240
Station Casinos LLC (e)	5.000%	10/01/25	4,700,000	4,770,500
Vail Resorts, Inc. (e)(f)	0.000%	01/01/26	1,000,000	1,037,500
Viking Cruises Ltd. (e)	6.250%	05/15/25	12,225,000	12,163,875
Viking Cruises Ltd. (e)	13.000%	05/15/25	7,300,000	8,588,012
XHR LP (e)	6.375%	08/15/25	7,803,000	8,300,441
				142,303,619
Media — 3.1%
Cimpress plc (e)	7.000%	06/15/26	16,000,000	16,866,720
Match Group, Inc. (e)	4.125%	08/01/30	9,365,000	9,528,888
UPC Broadband Finco BV (e)	4.875%	07/15/31	8,560,000	8,579,688
				34,975,296
Real Estate — 1.6%
Forestar Group, Inc. (e)	5.000%	03/01/28	2,625,000	2,716,875
New Residential Investment Corp. (e)	6.250%	10/15/25	16,100,000	16,115,295
				18,832,170

60 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 94.9% continued
Retail — 10.1%
Academy Ltd. (e)(f)	6.000%	11/15/27	$2,737,000	$2,925,169
Ambience Merger (e)	7.125%	07/15/29	6,200,000	6,262,000
ANGI Group LLC (e)(f)	3.875%	08/15/28	17,450,000	17,340,937
Carvana Co. (e)	5.625%	10/01/25	2,250,000	2,337,187
Carvana Co. (e)	5.500%	04/15/27	14,128,000	14,590,409
GrubHub Holdings, Inc. (e)	5.500%	07/01/27	15,000,000	15,768,750
IRB Holding Corp. (e)	6.750%	02/15/26	9,822,000	10,165,770
Liberty Interactive LLC	8.500%	07/15/29	6,000,000	6,837,720
LSF9 Atlanta Holdings / Victoria Financial (e)	7.750%	02/15/26	17,525,000	18,174,477
Nathan’s Famous, Inc. (e)	6.625%	11/01/25	9,450,000	9,698,063
QVC, Inc. (f)	5.450%	08/15/34	11,000,000	11,455,455
QVC, Inc.	5.950%	03/15/43	725,000	734,063
				116,290,000
Services — 4.1%
Adtalem Escrow Corp. (e)	5.500%	03/01/28	13,250,000	13,456,037
KAR Auction Services, Inc. (e)(f)	5.125%	06/01/25	9,800,000	10,056,760
Korn Ferry International (e)	4.625%	12/15/27	4,750,000	4,934,062
Stericycle, Inc. (e)	5.375%	07/15/24	1,350,000	1,387,125
Stericycle, Inc. (e)	3.875%	01/15/29	2,627,000	2,621,825
Uber Technologies, Inc. (e)	8.000%	11/01/26	13,500,000	14,546,250
				47,002,059
Technology & Electronics — 7.6%
Black Knight Infoserv LLC (e)	3.625%	09/01/28	9,500,000	9,452,120
CoreLogic Inc. (e)	4.500%	05/01/28	8,000,000	7,930,000
GoDaddy, Inc. (e)	3.500%	03/01/29	4,800,000	4,768,800
Logan Merger Sub, Inc. (e)	5.500%	09/01/27	14,350,000	14,852,967
NCR Corp. (e)	5.000%	10/01/28	9,250,000	9,565,148
NCR Corp. (e)	5.125%	04/15/29	2,856,000	2,945,250
Seagate Holdings (e)	4.091%	06/01/29	9,500,000	9,726,100
Trinet Group, Inc. (e)	3.500%	03/01/29	15,250,000	15,036,500
ZoomInfo Technologies LLC (e)	3.875%	02/01/29	13,250,000	13,167,188
				87,444,073
Telecommunications — 0.5%
Frontier Communications Corp. (e)	5.875%	10/15/27	1,715,000	1,837,194

	Coupon	Maturity	Shares / Par Value	Fair Value
Telecommunications — 0.5% continued
Viasat, Inc. (e)	5.625%	09/15/25	$4,000,000	$4,076,000
				5,913,194
Transportation — 0.3%
United Airlines, Inc. (e)	4.625%	04/15/29	3,450,000	3,570,750

Total Corporate Bonds
(Cost $1,063,183,971)				$1,089,461,046

Securitized — 0.0% (g)
ABS-Other — 0.0% (g)
Access Point Financial, Inc., Series 2017-A, Class C (Cost $218,277) (b)(e)	5.820%	04/15/29	218,313	$216,998

Registered Investment Companies — 7.5%
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (h)	59,948,846	59,948,846
State Street Navigator Securities Lending Portfolio I, 0.10% (h)(i)	25,879,368	25,879,368
Total Registered Investment Companies
(Cost $85,828,214)		$85,828,214

Total Investment Securities — 102.4%
(Cost $1,150,030,298)		$1,175,506,258

Liabilities in Excess of Other Assets — (2.4)%		(27,990,056)

Net Assets — 100.0%		$1,147,516,202

(a)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities is $0.
(b)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2021 was $216,998, representing 0.0% (f) of net assets.
(c)	Non-income producing security.
(d)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 61

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2021 (Unaudited)

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2021 was $976,805,261, representing 85.1% of net assets.

(f)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $24,963,554.
(g)	Percentage rounds to less than 0.1%.
(h)	The rate shown is the 7-day effective yield as of June 30, 2021.
(i)	This security was purchased with cash collateral held from securities on loan.

A/S — Aktieselskab

BV — Besloten Vennootschap

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See accompanying Notes to Financial Statements.

62 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2021 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	28.8%
Industrials	16.9%
Consumer Discretionary	16.1%
Consumer Staples	11.3%
Materials	5.4%
Real Estate	4.6%
Information Technology	4.2%
Energy	3.0%
Utilities	2.6%
Health Care	2.5%
Communication Services	1.9%
Registered Investment Companies	9.4%
Other
Net Other Assets (Liabilities)	-6.7%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	14.8%
Industrials	14.1%
Consumer Discretionary	12.0%
Consumer Staples	3.2%
Materials	3.8%
Real Estate	6.9%
Information Technology	13.6%
Energy	4.3%
Utilities	2.4%
Health Care	21.2%
Communication Services	3.7%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	25.7%
Industrials	18.3%
Consumer Discretionary	16.9%
Consumer Staples	8.4%
Real Estate	7.3%
Utilities	4.3%
Information Technology	3.5%
Materials	3.1%
Energy	2.5%
Health Care	2.4%
Communication Services	1.1%
Registered Investment Companies	10.5%
Other
Net Other Assets (Liabilities)	-4.0%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	13.7%
Industrials	15.8%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Real Estate	8.2%
Utilities	2.4%
Information Technology	16.3%
Materials	5.3%
Energy	3.6%
Health Care	15.8%
Communication Services	3.0%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 63

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2021 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.5%
Consumer Discretionary	16.6%
Industrials	16.4%
Consumer Staples	7.8%
Real Estate	7.6%
Information Technology	5.8%
Utilities	4.1%
Materials	3.4%
Energy	1.9%
Health Care	1.8%
Communication Services	1.1%
Registered Investment Companies	6.0%
Other
Net Other Assets (Liabilities)	0.0%*
100.0%

Russell Midcap Index Sector Allocation	% of Index
Financials	11.8%
Consumer Discretionary	12.8%
Industrials	15.4%
Consumer Staples	3.5%
Real Estate	7.3%
Information Technology	18.7%
Utilities	4.5%
Materials	5.4%
Energy	3.8%
Health Care	12.0%
Communication Services	4.8%
100.0%

*	Percentage rounds to less than 0.1%.

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	27.1%
Health Care	12.6%
Consumer Discretionary	11.1%
Communication Services	10.8%
Consumer Staples	10.4%
Industrials	8.2%
Information Technology	6.2%
Materials	4.7%
Real Estate	3.6%
Energy	2.3%
Utilities	1.2%
Registered Investment Companies	1.9%
Other
Net Other Assets (Liabilities)	-0.1%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.4%
Health Care	13.1%
Consumer Discretionary	12.3%
Communication Services	10.6%
Consumer Staples	5.5%
Industrials	9.1%
Information Technology	27.6%
Materials	2.4%
Real Estate	3.1%
Energy	2.7%
Utilities	2.2%
100.0%

64 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2021 (Unaudited)

Diamond Hill Large Cap Concentrated Fund
Sector Allocation	% of Net Assets
Financials	27.9%
Health Care	14.4%
Consumer Discretionary	13.3%
Communication Services	10.7%
Consumer Staples	10.0%
Information Technology	7.4%
Energy	4.4%
Industrials	4.1%
Materials	3.9%
Registered Investment Companies	3.9%
Other
Net Other Assets (Liabilities)	0.0%*
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.4%
Health Care	13.1%
Consumer Discretionary	12.3%
Communication Services	10.6%
Consumer Staples	5.5%
Information Technology	27.6%
Energy	2.7%
Industrials	9.1%
Materials	2.4%
Real Estate	3.1%
Utilities	2.2%
100.0%

*	Percentage rounds to less than 0.1%.

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	31.9%
Industrials	16.8%
Consumer Discretionary	10.8%
Consumer Staples	10.1%
Materials	6.9%
Health Care	6.5%
Information Technology	4.2%
Utilities	2.0%
Communication Services	8.8%
Registered Investment Companies	2.2%
Other
Net Other Assets (Liabilities)	-0.2%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	11.6%
Industrials	9.5%
Consumer Discretionary	12.2%
Consumer Staples	5.3%
Materials	10.1%
Health Care	2.5%
Information Technology	26.6%
Utilities	2.4%
Communication Services	2.8%
Energy	13.6%
Real Estate	3.4%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 65

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2021 (Unaudited)

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	27.3%
Communication Services	11.3%
Health Care	11.3%
Information Technology	10.4%
Industrials	9.9%
Consumer Discretionary	6.8%
Consumer Staples	4.7%
Materials	3.6%
Energy	3.2%
Utilities	1.4%
Registered Investment Companies	28.6%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-7.0%
Financials	-5.0%
Information Technology	-5.0%
Industrials	-4.9%
Consumer Staples	-4.0%
Health Care	-2.4%
Utilities	-1.2%
Communication Services	-1.0%
Materials	-0.3%
Other
Segregated Cash With Custodian	31.4%
Net Other Assets (Liabilities)	-19.1%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	11.4%
Communication Services	13.1%
Health Care	10.6%
Information Technology	27.6%
Industrials	9.1%
Consumer Discretionary	12.3%
Consumer Staples	5.5%
Materials	2.4%
Energy	2.7%
Utilities	2.4%
Real Estate	2.9%
100.0%

Diamond Hill Global Fund
Sector Allocation	% of Net Assets
Communication Services	25.9%
Consumer Staples	21.6%
Information Technology	13.4%
Financials	13.3%
Health Care	10.6%
Consumer Discretionary	7.3%
Energy	3.7%
Industrials	1.6%
Registered Investment Companies	3.3%
Other
Net Other Assets (Liabilities)	-0.7%
100.0%

Morningstar Global Markets Index Sector Allocation	% of Index
Communication Services	8.7%
Consumer Staples	6.6%
Information Technology	20.5%
Financials	14.1%
Health Care	11.5%
Consumer Discretionary	12.9%
Energy	3.3%
Industrials	11.1%
Materials	5.4%
Real Estate	3.4%
Utilities	2.5%
100.0%

66 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2021 (Unaudited)

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Communication Services	18.8%
Consumer Discretionary	16.5%
Financials	15.4%
Consumer Staples	15.1%
Health Care	10.2%
Information Technology	9.7%
Industrials	8.4%
Real Estate	1.1%
Materials	0.9%
Registered Investment Companies	6.7%
Other
Net Other Assets (Liabilities)	-2.8%
100.0%

Morningstar Global Markets ex U.S. Index Sector Allocation	% of Index
Communication Services	6.4%
Consumer Discretionary	13.6%
Financials	17.6%
Consumer Staples	8.2%
Health Care	9.1%
Information Technology	12.1%
Industrials	13.4%
Real Estate	3.7%
Materials	8.7%
Energy	4.2%
Utilities	3.0%
100.0%

Diamond Hill Short Duration Securitized Bond Fund
Sector Allocation	% of Net Assets
Securitized	83.0%
Corporate Credit	1.3%
Registered Investment Companies	15.8%
Other
Net Other Assets (Liabilities)	-0.1%
100.0%

Bloomberg Barclays U.S. 1-3 Yr. Gov./Credit Index Sector Allocation	% of Index
Treasury	66.9%
Corporate Credit	22.8%
Non-Corporate Credit	6.8%
Agency	3.5%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	64.2%
Treasury	17.6%
Corporate Credit	17.1%
Government Related	0.3%
Registered Investment Companies	5.3%
Other
Net Other Assets (Liabilities)	-4.5%
100.0%

Bloomberg Barclays U.S. Aggregate Index Sector Allocation	% of Index
Treasury	37.8%
Agency	1.5%
Agency RMBS/CMBS	1.2%
Asset-Backed Securities	0.3%
Non-Agency RMBS/CMBS	28.3%
Corporate Credit	26.5%
Non-Corporate Credit	4.4%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2021 (Unaudited)

Diamond Hill Corporate Credit Fund
Sector Allocation	% of Net Assets
Financial Services	13.0%
Energy	10.2%
Leisure	10.0%
Retail	8.5%
Health Care	8.1%
Technology & Electronics	7.3%
Insurance	6.7%
Telecommunications	5.0%
Basic Industry	4.5%
Services	4.1%
Consumer Goods	4.0%
Media	2.8%
Capital Goods	2.2%
Banking	1.7%
Real Estate	1.5%
Transportation	0.5%
Registered Investment Companies	10.2%
Other
Collateralized Debt Obligations	0.1%
Net Other Assets (Liabilities)	-0.4%
100.0%

ICE BofA U.S. Corporate & High Yield Index Sector Allocation	% of Index
Financial Services	7.7%
Energy	10.2%
Leisure	1.4%
Retail	3.9%
Health Care	9.4%
Technology & Electronics	6.3%
Insurance	3.9%
Telecommunications	4.8%
Basic Industry	4.5%
Services	1.8%
Consumer Goods	5.5%
Media	4.6%
Capital Goods	5.3%
Banking	14.0%
Real Estate	3.4%
Transportation	2.4%
Utilities	8.0%
Automotive	2.9%
100.0%

Diamond Hill High Yield Fund
Sector Allocation	% of Net Assets
Financial Services	15.2%
Energy	13.1%
Leisure	12.4%
Retail	10.1%
Technology & Electronics	7.6%
Health Care	7.2%
Insurance	7.2%
Consumer Goods	5.4%
Basic Industry	4.2%
Services	4.1%
Media	3.1%
Capital Goods	1.9%
Real Estate	1.6%
Banking	1.0%
Telecommunications	0.5%
Transportation	0.3%
Securitized	0.0%*
Registered Investment Companies	7.5%
Other
Net Other Assets (Liabilities)	-2.4%
100.0%

ICE BofA U.S. High Yield Index Sector Allocation	% of Index
Financial Services	4.3%
Energy	13.6%
Leisure	6.7%
Retail	4.9%
Technology & Electronics	4.8%
Health Care	8.7%
Insurance	1.1%
Consumer Goods	4.8%
Basic Industry	8.1%
Services	5.3%
Media	8.9%
Capital Goods	6.4%
Real Estate	4.2%
Banking	1.4%
Telecommunications	7.0%
Transportation	1.9%
Automotive	5.0%
Utilities	2.9%
100.0%

*	Percentage rounds to less than 0.1%.

68 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 69

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2021 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$374,166,453	$1,555,736,821	$182,968,283
Investment in affiliated securities, at cost	—	26,906,704	1,647,023
Investment in unaffiliated securities, at fair value*	$615,845,706	$2,239,969,769	$275,093,790
Investment affiliated securities, at fair value	—	27,247,280	1,663,549
Cash	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $—, $90,653, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for fund shares issued	288,838	3,351,885	316,705
Receivable for investments sold	—	—	—
Receivable for dividends and interest	356,504	1,850,012	240,781
Tax reclaims receivable	—	—	—
Total Assets	616,491,048	2,272,418,946	277,314,825

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $511,759,630, $—, $—, and $—)	—	—	—
Payable for securities purchased	588,326	—	—
Payable for fund shares redeemed	428,836	1,790,108	366,562
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	37,654,494	89,446,070	—
Payable to Investment Adviser	392,720	1,360,904	139,510
Payable to Administrator	82,311	218,595	38,019
Accrued distribution and service fees	28,856	41,893	6,612
Other accrued expenses	200	200	200
Total Liabilities	39,175,743	92,857,770	550,903

Net Assets	$577,315,305	$2,179,561,176	$276,763,922

Components of Net Assets
Paid-in capital	$246,530,081	$1,415,373,179	$204,875,507
Distributable earnings	330,785,224	764,187,997	71,888,415
Net Assets	$577,315,305	$2,179,561,176	$276,763,922
Net Assets
Investor Shares	$130,323,849	$198,710,273	$31,536,491
Class I Shares	$390,227,710	$1,002,769,837	$218,882,083
Class Y Shares	$56,763,746	$978,081,066	$26,345,348
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	3,488,483	7,244,154	1,838,814
Class I Shares	10,254,206	36,121,056	12,696,921
Class Y Shares	1,489,117	35,128,748	1,522,726
Net Asset Value, offering and redemption price per share:
Investor Shares	$37.36	$27.43	$17.15
Class I Shares	$38.06	$27.76	$17.24
Class Y Shares	$38.12	$27.84	$17.30
* Includes value of securities on loan	$70,553,830	$141,650,496	$—

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Large Cap Fund	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	Global Fund	International Fund	Short Duration Securitized Bond Fund

$7,994,110,886	$13,113,365	$233,692,393	$1,581,760,502	$14,116,019	$18,102,610	$1,325,672,890
—	—	—	35,119,975	—	—	—
$11,409,785,434	$13,996,253	$360,555,777	$2,403,882,186	$17,057,108	$21,457,914	$1,347,000,796
—	—	—	35,626,574	—	—	—
—	—	—	—	—	43,048
—	—	—	—	—	84,149	—
—	—	—	645,242,357	—	—	—
25,980,827	500	254,383	986,959	—	—	7,347,024
—	—	—	9,249,356	685,267	263,481	—
6,406,034	4,492	106,416	708,921	13,900	23,586	1,874,922
—	—	—	711	9,261	8,851	—
11,442,172,295	14,001,245	360,916,576	3,095,697,064	17,765,536	21,881,029	1,356,222,742

—	—	—	632,949,217	—	—	—
22,579,909	—	—	3,403,412	343,025	527,212	8,314,062
6,632,507	—	942,676	875,576	—	—	362,810
—	—	—	710,913	—	—	—
6,509,399	120	—	397,873,104	476,221	461,105	1,962,613
4,710,609	5,332	212,868	1,532,942	9,111	11,279	384,737
1,347,008	609	37,198	290,569	936	1,410	172,822
200,283	3	3,200	36,419	26	86	9,109
200	200	200	5,258	420	850	200
41,979,915	6,264	1,196,142	1,037,677,410	829,739	1,001,942	11,206,353

$11,400,192,380	$13,994,981	$359,720,434	$2,058,019,654	$16,935,797	$20,879,087	$1,345,016,389

$7,552,033,487	$13,014,430	$198,908,245	$1,201,227,672	$14,511,229	$15,864,705	$1,326,669,972
3,848,158,893	980,551	160,812,189	856,791,982	2,424,568	5,014,382	18,346,417
$11,400,192,380	$13,994,981	$359,720,434	$2,058,019,654	$16,935,797	$20,879,087	$1,345,016,389

$977,742,981	$21,928	$16,058,886	$175,185,836	$125,936	$412,526	$43,417,261
$7,516,605,585	$1,722,189	$199,603,628	$1,816,179,262	$2,178,305	$4,879,127	$1,148,112,137
$2,905,843,814	$12,250,864	$144,057,920	$66,654,556	$14,631,556	$15,587,434	$153,486,991

27,915,688	1,998	712,487	5,979,643	7,476	23,235	4,267,030
213,265,916	156,740	8,759,274	60,288,905	128,552	273,880	112,833,153
82,344,761	1,114,772	6,297,291	2,201,898	863,106	874,177	15,069,964

$35.02	$10.98	$22.54	$29.30	$16.85	$17.75	$10.18
$35.25	$10.99	$22.79	$30.12	$16.94	$17.81	$10.18
$35.29	$10.99	$22.88	$30.27	$16.95	$17.83	$10.18
$189,971,767	$116	$—	$391,230,304	$758,598	$661,580	$1,911,960

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 71

Diamond Hill Funds
Statements of Assets & Liabilities (Continued)
June 30, 2021 (Unaudited)

	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Assets
Investment in unaffiliated securities, at cost	$411,052,281	$2,240,472,738	$1,150,030,298
Investment in unaffiliated securities, at fair value*	413,094,167	2,275,340,394	1,175,506,258
Cash	163,129	—	5,490,679
Receivable for fund shares issued	1,296,947	6,755,194	2,591,524
Receivable for investments sold	—	28,238,627	10,679,162
Receivable for dividends and interest	1,256,214	29,521,950	15,855,655
Prepaid expenses and other assets	—	371	—
Total Assets	415,810,457	2,339,856,536	1,210,123,278

Liabilities
Payable for securities purchased	4,562,173	38,685,540	34,957,242
Payable for fund shares redeemed	60,649	3,180,416	1,138,690
Payable for return of collateral received for securities on loan	15,759,760	31,054,575	25,879,368
Payable to Investment Adviser	96,076	827,217	456,030
Payable to Administrator	49,341	309,812	152,728
Accrued distribution and service fees	6,749	44,583	15,132
Other accrued expenses	200	9,622	7,886
Total Liabilities	20,534,948	74,111,765	62,607,076

Net Assets	$395,275,509	$2,265,744,771	$1,147,516,202

Components of Net Assets
Paid-in capital	$393,116,640	$2,180,587,407	$1,098,505,063
Distributable earnings	2,158,869	85,157,364	49,011,139
Net Assets	$395,275,509	$2,265,744,771	$1,147,516,202
Net Assets
Investor Shares	$32,953,221	$219,415,548	$77,936,913
Class I Shares	$299,710,790	$1,942,577,386	$1,020,850,680
Class Y Shares	$62,611,498	$103,751,837	$48,728,609
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	3,138,544	18,497,286	6,752,922
Class I Shares	28,555,612	164,373,584	88,401,024
Class Y Shares	5,961,150	8,782,893	4,214,654
Net Asset Value, offering and redemption price per share:
Investor Shares	$10.50	$11.86	$11.54
Class I Shares	$10.50	$11.82	$11.55
Class Y Shares	$10.50	$11.81	$11.56
* Includes value of securities on loan	$23,204,522	$30,360,474	$24,963,554

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2021 (Unaudited)(a)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Large Cap Concentrated Fund
Investment Income
Dividends	$2,906,809	$10,708,742	$1,519,477	$88,577,410	$64,668
Income distributions from affiliated investments	—	392,782	23,981	—	—
Securities lending income	11,964	52,323	40	84,822	104
Foreign taxes withheld	—	—	(2,719)	(7,245)	—
Total Investment Income	2,918,773	11,153,847	1,540,779	88,654,987	64,772

Expenses
Investment advisory fees	2,326,820	8,064,174	825,653	25,606,773	19,154
Administration fees	485,436	1,282,829	225,110	7,282,818	1,998
Distribution and service fees — Investor	168,867	240,994	41,961	1,116,449	10
Distribution and service fees — Class C	10,258	21,198	—	97,926	—
Other fees	1,554	4,098	1,083	19,180	419
Total Expenses	2,992,935	9,613,293	1,093,807	34,123,146	21,581
Advisory fees waived by Adviser	—	(46,927)	(2,865)	—	—
Net Expenses	2,992,935	9,566,366	1,090,942	34,123,146	21,581

Net Investment Income (Loss)	(74,162)	1,587,481	449,837	54,531,841	43,191

Realized and Unrealized Gains on Investments
Net realized gains on investment transactions	82,743,584	86,850,420	8,713,504	308,174,105	54,472
Net realized gains from in-kind redemptions	—	—	—	33,460,273	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	25,494,976	316,224,250	41,231,754	1,016,094,083	882,888
Net change in unrealized appreciation (depreciation) on affiliated investments	—	211,179	12,893	—	—
Net Realized and Unrealized Gains on Investments	108,238,560	403,285,849	49,958,151	1,357,728,461	937,360

Change in Net Assets from Operations	$108,164,398	$404,873,330	$50,407,988	$1,412,260,302	$980,551

(a)	Except for the Diamond Hill Large Cap Concentrated Fund, which represents the period from the commencement of operations (February 26, 2021) through June 30, 2021.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2021 (Unaudited)

	All Cap Select Fund	Long-Short Fund	Global Fund	International Fund
Investment Income
Dividends	$1,874,217	$15,162,595	$179,000	$269,394
Income distributions from affiliated investments	—	513,573	—	—
Securities lending income	1,220	88,572	192	1,299
Foreign taxes withheld	—	—	(12,536)	(23,547)
Total Investment Income	1,875,437	15,764,740	166,656	247,146

Expenses
Investment advisory fees	1,243,379	9,101,818	53,305	62,504
Administration fees	213,066	1,712,548	5,485	7,840
Distribution and service fees — Investor	16,957	219,070	154	475
Distribution and service fees — Class C	4,661	33,746	—	—
Other fees	1,268	8,687	1,497	2,818
Brokerage expense on securities sold short	—	1,188,643	—	—
Dividend expense	—	3,850,043	—	—
Total Expenses	1,479,331	16,114,555	60,441	73,637
Advisory fees waived by Adviser	—	(61,359)	—	—
Net Expenses	1,479,331	16,053,196	60,441	73,637

Net Investment Income (Loss)	396,106	(288,456)	106,215	173,509

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	36,653,714	207,745,513	1,472,723	1,784,600
Net realized losses on closed short positions	—	(42,107,147)	—	—
Net realized gains on foreign currency transactions	—	—	1,542	2,258
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	34,304,522	86,096,020	187,787	640,841
Net changes in unrealized appreciation (depreciation) on affiliated investments	—	276,123	—	—
Net Realized and Unrealized Gains on Investments	70,958,236	252,010,509	1,662,052	2,427,699

Change in Net Assets from Operations	$71,354,342	$251,722,053	$1,768,267	$2,601,208

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2021 (Unaudited)

	Short Duration Securitized Bond Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Investment Income
Dividends	$72,896	$3,466	$23,937	$6,988
Securities lending income	1,242	17,274	43,392	22,705
Interest	20,052,330	4,698,226	55,419,695	27,802,084
Total Investment Income	20,126,468	4,718,966	55,487,024	27,831,777

Expenses
Investment advisory fees	2,181,815	538,479	4,812,316	2,372,304
Administration fees	963,136	272,535	1,799,453	793,088
Distribution and service fees — Investor	57,859	29,949	240,279	76,521
Distribution and service fees — Class C	—	—	41,640	—
Borrowing costs	—	—	—	—
Other fees	2,660	1,204	14,043	10,420
Total Expenses	3,205,470	842,167	6,907,731	3,252,333
Advisory fees waived by Adviser	—	—		—
Net Expenses	3,205,470	842,167	6,907,731	3,252,333

Net Investment Income	16,920,998	3,876,799	48,579,293	24,579,444

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	5,034,896	765,252	46,539,856	20,177,231
Net change in unrealized appreciation (depreciation) on investments	5,336,074	(7,670,360)	(35,798,253)	(7,831,635)
Net Realized and Unrealized Gains on Investments	10,370,970	(6,905,108)	10,741,603	12,345,596

Change in Net Assets from Operations	$27,291,968	$(3,028,309)	$59,320,896	$36,925,040

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
From Operations
Net investment income	$(74,162)	$1,386,988	$1,587,481	$9,330,097
Net realized gains on investment transactions	82,743,584	27,434,258	86,850,420	20,356,175
Net realized losses on sales from affiliated investments	—	—	—	(9,028)
Net change in unrealized appreciation (depreciation) on investments	25,494,976	(59,087,783)	316,435,429	(113,906,866)
Change in Net Assets from Operations	108,164,398	(30,266,537)	404,873,330	(84,229,622)

Distributions to Shareholders
Investor	—	(375,118)	—	(794,357)
Class C	—	—	—	(7,160)
Class I	—	(2,149,700)	—	(6,470,465)
Class Y	—	(400,788)	—	(7,445,410)
Change in Net Assets from Distributions to Shareholders	—	(2,925,606)	—	(14,717,393)
Change in Net Assets from Capital Transactions	(62,222,840)	(188,317,587)	(180,592,116)	(382,235,477)

Total Change in Net Assets	45,941,558	(221,509,730)	224,281,214	(481,182,492)

Net Assets:
Beginning of period	531,373,747	752,883,477	1,955,279,962	2,436,462,454
End of period	$577,315,305	$531,373,747	$2,179,561,176	$1,955,279,962

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$11,947,966	$23,733,959	$18,100,257	$24,448,991
Reinvested distributions	—	314,746	—	783,648
Payments for shares redeemed	(30,854,304)	(63,068,608)	(32,093,056)	(44,318,189)
Exchanged from Class C	7,261,878	—	14,702,216	—
Change in Net Assets from Investor Share Transactions	(11,644,460)	(39,019,903)	709,417	(19,085,550)
Class C
Proceeds from shares sold	—	611,220	—	649,284
Reinvested distributions	—	—	—	6,509
Payments for shares redeemed	(540,169)	(5,650,487)	(1,856,889)	(7,579,456)
Exchanged for Investor Shares	(7,261,878)	—	(14,702,216)	—
Change in Net Assets from Class C Share Transactions	(7,802,047)	(5,039,267)	(16,559,105)	(6,923,663)
Class I
Proceeds from shares sold	25,971,732	103,453,931	74,013,729	274,659,187
Reinvested distributions	—	1,994,067	—	4,986,493
Payments for shares redeemed	(57,527,743)	(205,621,642)	(144,161,635)	(434,226,524)
Change in Net Assets from Class I Share Transactions	(31,556,011)	(100,173,644)	(70,147,906)	(154,580,844)
Class Y
Proceeds from shares sold	8,018,737	13,656,080	92,667,603	132,544,137
Reinvested distributions	—	400,779	—	6,965,221
Payments for shares redeemed	(19,239,059)	(58,141,632)	(187,262,125)	(341,154,778)
Change in Net Assets from Class Y Share Transactions	(11,220,322)	(44,084,773)	(94,594,522)	(201,645,420)
Change in Net Assets from Capital Transactions	$(62,222,840)	$(188,317,587)	$(180,592,116)	$(382,235,477)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 77

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	330,504	1,333,737	743,364	1,410,527
Reinvested	—	296,221	—	34,702
Redeemed	(849,685)	(4,136,880)	(1,253,656)	(2,426,981)
Exchanged from Class C	212,296	—	587,472	—
Change in Shares Outstanding	(306,885)	(2,506,922)	77,180	(981,752)
Class C
Issued	—	6,934	—	38,307
Reinvested	—	33,444	—	329
Redeemed	(19,676)	(594,042)	(86,902)	(450,222)
Exchanged for Investor Shares	(253,200)	—	(653,293)	—
Change in Shares Outstanding	(272,876)	(553,664)	(740,195)	(411,586)
Class I
Issued	722,977	3,294,020	2,802,692	15,498,884
Reinvested	—	943,203	—	218,333
Redeemed	(1,595,626)	(12,106,669)	(5,451,728)	(24,395,824)
Change in Shares Outstanding	(872,649)	(7,869,446)	(2,649,036)	(8,678,607)
Class Y
Issued	217,353	665,331	3,416,681	7,249,838
Reinvested	—	225,846	—	304,225
Redeemed	(518,009)	(2,849,504)	(6,935,807)	(19,138,809)
Change in Shares Outstanding	(300,656)	(1,958,327)	(3,519,126)	(11,584,746)
Change in Total Shares Outstanding	(1,753,066)	(12,888,359)	(6,831,177)	(21,656,691)

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
From Operations
Net investment income	$449,837	$1,523,789	$54,531,841	$86,692,884
Net realized gains (losses) on investment transactions	8,713,504	(28,759,549)	341,634,378	294,727,927
Net realized losses on sales from affiliated investments	—	(75,396)	—	—
Net change in unrealized appreciation (depreciation) on investments	41,244,647	23,469,866	1,016,094,083	365,974,269
Change in Net Assets from Operations	50,407,988	(3,841,290)	1,412,260,302	747,395,080

Distributions to Shareholders
Investor	—	(175,191)	—	(22,298,991)
Class C	—	—	—	(1,861,129)
Class I	—	(1,482,682)	—	(174,347,503)
Class Y	—	(213,621)	—	(80,994,298)
Change in Net Assets from Distributions to Shareholders	—	(1,871,494)	—	(279,501,921)
Change in Net Assets from Capital Transactions	(24,424,273)	26,506,292	1,676,166,314	1,071,050,896

Total Change in Net Assets	25,983,715	20,793,508	3,088,426,616	1,538,944,055

Net Assets:
Beginning of period	250,780,207	229,986,699	8,311,765,764	6,772,821,709
End of period	$276,763,922	$250,780,207	$11,400,192,380	$8,311,765,764

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 79

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$6,028,513	$13,431,553	$106,237,141	$149,464,843
Reinvested distributions	—	164,900	—	21,250,713
Payments for shares redeemed	(13,951,903)	(13,070,139)	(84,032,315)	(690,852,940)
Exchanged from Class C	—	—	68,882,202	—
Change in Net Assets from Investor Share Transactions	(7,923,390)	526,314	91,087,028	(520,137,384)
Class C
Proceeds from shares sold	—	—	12	6,876,257
Reinvested distributions	—	—	—	1,704,162
Payments for shares redeemed	—	—	(2,762,175)	(24,373,041)
Exchanged for Investor Shares	—	—	(68,882,202)	—
Change in Net Assets from Class C Share Transactions	—	—	(71,644,365)	(15,792,622)
Class I
Proceeds from shares sold	22,765,762	150,185,900	2,208,448,210	2,084,600,703
Reinvested distributions	—	1,419,804	—	131,982,936
Payments for shares redeemed	(37,711,205)	(127,460,056)	(743,074,108)	(1,275,039,176)
Change in Net Assets from Class I Share Transactions	(14,945,443)	24,145,648	1,465,374,102	941,544,463
Class Y
Proceeds from shares sold	2,984,570	10,272,471	473,412,174	975,327,302
Reinvested distributions	—	177,984	—	73,568,411
Payments for shares redeemed	(4,540,010)	(8,616,125)	(282,062,625)	(383,459,274)
Change in Net Assets from Class Y Share Transactions	(1,555,440)	1,834,330	191,349,549	665,436,439
Change in Net Assets from Capital Transactions	$(24,424,273)	$26,506,292	$1,676,166,314	$1,071,050,896

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	365,555	1,216,594	3,201,566	5,690,207
Reinvested	—	11,690	—	711,742
Redeemed	(852,310)	(1,087,987)	(2,529,252)	(24,420,335)
Exchanged from Class C	—	—	2,174,100	—
Change in Shares Outstanding	(486,755)	140,297	2,846,414	(18,018,386)
Class C
Issued	—	—	1	272,394
Reinvested	—	—	—	61,118
Redeemed	—	—	(95,010)	(1,003,488)
Exchanged for Investor Shares	—	—	(2,315,245)	—
Change in Shares Outstanding	—	—	(2,410,254)	(669,976)
Class I
Issued	1,412,874	12,972,552	67,116,192	79,573,495
Reinvested	—	99,970	—	4,378,428
Redeemed	(2,288,514)	(11,587,276)	(22,005,747)	(49,291,182)
Change in Shares Outstanding	(875,640)	1,485,246	45,110,445	34,660,741
Class Y
Issued	191,602	867,672	14,188,182	34,446,877
Reinvested	—	12,497	—	2,436,886
Redeemed	(287,460)	(649,898)	(8,329,024)	(14,332,012)
Change in Shares Outstanding	(95,858)	230,271	5,859,158	22,551,751
Change in Total Shares Outstanding	(1,458,253)	1,855,814	51,405,763	38,524,130

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 81

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund	All Cap Select Fund
	For the period ended June 30, 2021 (Unaudited)(A)	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
From Operations
Net investment income	$43,191	$396,106	$1,678,985
Net realized gains on investment transactions	54,472	36,653,714	2,068,554
Net change in unrealized appreciation (depreciation) on investments	882,888	34,304,522	47,293,692
Change in Net Assets from Operations	980,551	71,354,342	51,041,231

Distributions to Shareholders
Investor	—	—	(28,543)
Class C	—	—	—
Class I	—	—	(889,515)
Class Y	—	—	(872,601)
Change in Net Assets from Distributions to Shareholders	—	—	(1,790,659)
Change in Net Assets from Capital Transactions	13,014,430	(37,591,324)	4,357,128

Total Change in Net Assets	13,994,981	33,763,018	53,607,700

Net Assets:
Beginning of period	—	325,957,416	272,349,716
End of period	$13,994,981	$359,720,434	$325,957,416

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund	All Cap Select Fund
	For the period ended June 30, 2021 (Unaudited)(A)	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$20,929	$1,892,372	$887,231
Reinvested distributions	—	—	26,209
Payments for shares redeemed	—	(1,902,292)	(2,697,607)
Exchanged from Class C	—	3,270,942	—
Change in Net Assets from Investor Share Transactions	20,929	3,261,022	(1,784,167)
Class C
Proceeds from shares sold	—	—	110,353
Payments for shares redeemed	—	(239,006)	(1,843,071)
Exchanged for Investor Shares	—	(3,270,942)	—
Change in Net Assets from Class C Share Transactions	—	(3,509,948)	(1,732,718)
Class I
Proceeds from shares sold	1,715,050	24,000,767	38,513,095
Reinvested distributions	—	—	874,867
Payments for shares redeemed	—	(32,777,903)	(46,712,143)
Change in Net Assets from Class I Share Transactions	1,715,050	(8,777,136)	(7,324,181)
Class Y
Proceeds from shares sold	11,278,451	9,298,372	30,166,804
Reinvested distributions	—	—	832,932
Payments for shares redeemed	—	(37,863,634)	(15,801,542)
Change in Net Assets from Class Y Share Transactions	11,278,451	(28,565,262)	15,198,194
Change in Net Assets from Capital Transactions	$13,014,430	$(37,591,324)	$4,357,128

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 83

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund	All Cap Select Fund
	For the period ended June 30, 2021 (Unaudited)(A)	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	1,998	84,624	62,432
Reinvested	—	—	1,429
Redeemed	—	(89,476)	(193,208)
Exchanged from Class C	—	163,425	—
Change in Shares Outstanding	1,998	158,573	(129,347)
Class C
Issued	—	—	8,726
Redeemed	—	(13,473)	(134,671)
Exchanged for Investor Shares	—	(177,396)	—
Change in Shares Outstanding	—	(190,869)	(125,945)
Class I
Issued	156,740	1,071,883	3,286,070
Reinvested	—	—	47,239
Redeemed	—	(1,518,578)	(3,477,940)
Change in Shares Outstanding	156,740	(446,695)	(144,631)
Class Y
Issued	1,114,772	448,858	2,233,911
Reinvested	—	—	44,829
Redeemed	—	(1,719,260)	(1,062,608)
Change in Shares Outstanding	1,114,772	(1,270,402)	1,216,132
Change in Total Shares Outstanding	1,273,510	(1,749,393)	816,209

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		Global Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
From Operations
Net investment income (loss)	$(288,456)	$8,842,127	$106,215	$151,016
Net realized gains (losses) on investment transactions	207,745,513	63,273,106	1,472,723	(1,595,384)
Net realized losses on closed short positions	(42,107,147)	(59,320,359)	—	—
Net realized losses on sales from affiliated investments	—	(1,126,909)	—	—
Net realized gains (losses) on foreign currency transactions	—	(56)	1,542	(5,796)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	86,372,143	(261,836,003)	187,787	549,269
Change in Net Assets from Operations	251,722,053	(250,168,094)	1,768,267	(900,895)

Distributions to Shareholders
Investor	—	(1,582,517)	—	(983)
Class C	—	(223,421)	—	—
Class I	—	(21,897,354)	—	(14,606)
Class Y	—	(982,487)	—	(123,476)
Change in Net Assets from Distributions to Shareholders	—	(24,685,779)	—	(139,065)
Change in Net Assets from Capital Transactions	(249,476,001)	(1,197,389,878)	(987,678)	(4,659,826)

Total Change in Net Assets	2,246,052	(1,472,243,751)	780,589	(5,699,786)

Net Assets:
Beginning of period	2,055,773,602	3,528,017,353	16,155,208	21,854,994
End of period	$2,058,019,654	$2,055,773,602	$16,935,797	$16,155,208

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		Global Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$6,931,947	$25,128,153	$—	$74,461
Reinvested distributions	—	1,385,332	—	983
Payments for shares redeemed	(39,564,440)	(91,047,343)	(47,016)	(36,612)
Net assets received in conjunction with fund merger	—	5,435,645	—	—
Exchanged from Class C	23,084,351	—	—	—
Change in Net Assets from Investor Share Transactions	(9,548,142)	(59,098,213)	(47,016)	38,832
Class C
Proceeds from shares sold	—	1,481,104	—	—
Reinvested distributions	—	210,563	—	—
Payments for shares redeemed	(2,012,571)	(16,999,894)	—	—
Net assets received in conjunction with fund merger	—	762,183	—	—
Exchanged for Investor Shares	(23,084,351)	—	—	—
Change in Net Assets from Class C Share Transactions	(25,096,922)	(14,546,044)	—	—
Class I
Proceeds from shares sold	123,331,926	483,242,457	183,985	583,366
Reinvested distributions	—	17,182,498	—	14,606
Payments for shares redeemed	(320,533,545)	(1,457,248,575)	(459,323)	(3,728,266)
Net assets received in conjunction with fund merger	—	12,333,406	—	—
Change in Net Assets from Class I Share Transactions	(197,201,619)	(944,490,214)	(275,338)	(3,130,294)
Class Y
Proceeds from shares sold	1,624,415	12,232,813	118,560	314,490
Reinvested distributions	—	667,666	—	123,476
Payments for shares redeemed	(19,253,733)	(208,868,989)	(783,884)	(2,006,330)
Net assets received in conjunction with fund merger	—	16,713,103	—	—
Change in Net Assets from Class Y Share Transactions	(17,629,318)	(179,255,407)	(665,324)	(1,568,364)
Change in Net Assets from Capital Transactions	$(249,476,001)	$(1,197,389,878)	$(987,678)	$(4,659,826)

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		Global Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	252,919	1,072,538	—	6,083
Reinvested	—	54,303	—	65
Redeemed	(1,407,468)	(4,006,508)	(3,054)	(2,972)
Received in conjunction with fund merger	—	226,265	—	—
Exchanged from Class C	865,791	—	—	—
Change in Shares Outstanding	(288,758)	(2,653,402)	(3,054)	3,176
Class C
Issued	—	70,563	—	—
Reinvested	—	9,498	—	—
Redeemed	(88,225)	(842,802)	—	—
Received in conjunction with fund merger	—	36,363	—	—
Exchanged for Investor Shares	(993,908)	—	—	—
Change in Shares Outstanding	(1,082,133)	(726,378)	—	—
Class I
Issued	4,237,160	20,035,736	11,470	38,969
Reinvested	—	653,624	—	958
Redeemed	(11,445,362)	(63,402,777)	(28,588)	(306,392)
Received in conjunction with fund merger	—	499,138	—	—
Change in Shares Outstanding	(7,208,202)	(42,214,279)	(17,118)	(266,465)
Class Y
Issued	56,736	484,890	7,240	22,743
Reinvested	—	25,279	—	8,102
Redeemed	(664,923)	(9,140,669)	(48,938)	(154,682)
Received in conjunction with fund merger	—	672,947	—	—
Change in Shares Outstanding	(608,187)	(7,957,553)	(41,698)	(123,837)
Change in Total Shares Outstanding	(9,187,280)	(53,551,612)	(61,870)	(387,126)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
From Operations
Net investment income	$173,509	$110,613	$16,920,998	$26,871,333
Net realized gains (losses) on investment transactions	1,784,600	(295,613)	5,034,896	(7,018,420)
Net realized gains (losses) on foreign currency transactions	2,258	(2,926)	—	—
Net change in unrealized appreciation (depreciation) on investments	640,841	1,492,806	5,336,074	14,436,789
Change in Net Assets from Operations	2,601,208	1,304,880	27,291,968	34,289,702

Distributions to Shareholders
Investor	—	(2,988)	(579,704)	(1,533,265)
Class I	—	(41,683)	(14,528,910)	(22,083,714)
Class Y	—	(144,229)	(2,563,981)	(6,492,319)
Change in Net Assets from Distributions to Shareholders	—	(188,900)	(17,672,595)	(30,109,298)
Change in Net Assets from Capital Transactions	1,410,093	2,261,513	202,931,085	319,626,459

Total Change in Net Assets	4,011,301	3,377,493	212,550,458	323,806,863

Net Assets:
Beginning of period	16,867,786	13,490,293	1,132,465,931	808,659,068
End of period	$20,879,087	$16,867,786	$1,345,016,389	$1,132,465,931

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$123,094	$260,824	$9,556,915	$36,648,916
Reinvested distributions	—	2,988	574,853	1,526,415
Payments for shares redeemed	(99,869)	(34,822)	(14,170,639)	(45,846,520)
Change in Net Assets from Investor Share Transactions	23,225	228,990	(4,038,871)	(7,671,189)
Class I
Proceeds from shares sold	410,436	1,739,698	443,957,203	745,458,041
Reinvested distributions	—	41,683	10,285,362	14,066,984
Payments for shares redeemed	(59,746)	(2,038,253)	(210,977,604)	(394,978,915)
Change in Net Assets from Class I Share Transactions	350,690	(256,872)	243,264,961	364,546,110
Class Y
Proceeds from shares sold	1,181,438	2,752,361	4,237,067	109,069,427
Reinvested distributions	—	144,229	2,553,950	6,307,783
Payments for shares redeemed	(145,260)	(607,195)	(43,086,022)	(152,625,672)
Change in Net Assets from Class Y Share Transactions	1,036,178	2,289,395	(36,295,005)	(37,248,462)
Change in Net Assets from Capital Transactions	$1,410,093	$2,261,513	$202,931,085	$319,626,459

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 89

Diamond Hill Funds
Statements of Changes in Net Assets

	International Fund		Short Duration Securitized Bond Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	7,308	20,908	939,172	3,680,417
Reinvested	—	196	56,546	156,709
Redeemed	(5,933)	(2,340)	(1,392,934)	(4,683,727)
Change in Shares Outstanding	1,375	18,764	(397,216)	(846,601)
Class I
Issued	25,082	133,427	43,633,617	76,022,724
Reinvested	—	2,713	1,011,705	1,438,429
Redeemed	(3,585)	(144,348)	(20,728,951)	(40,544,177)
Change in Shares Outstanding	21,497	(8,208)	23,916,371	36,916,976
Class Y
Issued	69,501	197,656	416,079	11,362,853
Reinvested	—	9,375	250,974	645,835
Redeemed	(8,680)	(48,413)	(4,227,011)	(15,797,601)
Change in Shares Outstanding	60,821	158,618	(3,559,958)	(3,788,913)
Change in Total Shares Outstanding	83,693	169,174	19,959,197	32,281,462

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Bond Fund		Corporate Credit Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
From Operations
Net investment income	$3,876,799	$4,782,107	$48,579,293	$67,153,877
Net realized gains on investment transactions	765,252	532,828	46,539,856	36,251,469
Net realized losses on sales from affiliated investments	—	—	—	(4,046,880)
Net change in unrealized appreciation (depreciation) on investments	(7,670,360)	8,109,845	(35,798,253)	56,877,380
Change in Net Assets from Operations	(3,028,309)	13,424,780	59,320,896	156,235,846

Distributions to Shareholders
Investor	(279,897)	(247,377)	(4,322,611)	(8,779,645)
Class C	—	—	(91,613)	(1,541,137)
Class I	(3,506,459)	(3,229,425)	(43,470,542)	(82,515,313)
Class Y	(837,228)	(1,529,783)	(2,332,287)	(5,695,767)
Change in Net Assets from Distributions to Shareholders	(4,623,584)	(5,006,585)	(50,217,053)	(98,531,862)
Change in Net Assets from Capital Transactions	65,682,652	206,778,242	236,521,975	821,687,269

Total Change in Net Assets	58,030,759	215,196,437	245,625,818	879,391,253

Net Assets:
Beginning of period	337,244,750	122,048,313	2,020,118,953	1,140,727,700
End of period	$395,275,509	$337,244,750	$2,265,744,771	$2,020,118,953

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 91

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Bond Fund		Corporate Credit Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$17,069,051	$13,873,310	$52,377,501	$102,525,853
Reinvested distributions	278,996	246,004	3,992,759	8,158,386
Payments for shares redeemed	(1,128,203)	(1,142,423)	(28,299,086)	(74,496,708)
Exchanged from Class C	—	—	28,951,421	—
Change in Net Assets from Investor Share Transactions	16,219,844	12,976,891	57,022,595	36,187,531
Class C
Proceeds from shares sold	—	—	2,015	9,207,524
Reinvested distributions	—	—	82,908	1,370,076
Payments for shares redeemed	—	—	(833,282)	(8,764,969)
Exchanged for Investor Shares	—	—	(28,951,421)	—
Change in Net Assets from Class C Share Transactions	—	—	(29,699,780)	1,812,631
Class I
Proceeds from shares sold	74,444,328	216,896,893	567,903,630	1,171,970,823
Reinvested distributions	3,248,061	2,860,509	32,584,273	67,110,081
Payments for shares redeemed	(32,476,654)	(30,497,567)	(390,068,517)	(477,945,229)
Change in Net Assets from Class I Share Transactions	45,215,735	189,259,835	210,419,386	761,135,675
Class Y
Proceeds from shares sold	8,386,732	14,157,339	40,807,544	83,053,102
Reinvested distributions	743,772	1,358,200	2,009,219	3,988,469
Payments for shares redeemed	(4,883,431)	(10,974,023)	(44,036,989)	(64,490,139)
Change in Net Assets from Class Y Share Transactions	4,247,073	4,541,516	(1,220,226)	22,551,432
Change in Net Assets from Capital Transactions	$65,682,652	$206,778,242	$236,521,975	$821,687,269

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Bond Fund		Corporate Credit Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Share Transactions:
Investor
Issued	1,634,834	1,315,970	4,428,669	9,138,716
Reinvested	26,652	23,010	338,239	717,323
Redeemed	(107,483)	(107,686)	(2,392,539)	(6,626,577)
Exchanged from Class C	—	—	2,434,393	—
Change in Shares Outstanding	1,554,003	1,231,294	4,808,762	3,229,462
Class C
Issued	—	—	172	835,155
Reinvested	—	—	7,050	120,967
Redeemed	—	—	(70,688)	(780,780)
Exchanged for Investor Shares	—	—	(2,445,988)	—
Change in Shares Outstanding	—	—	(2,509,454)	175,342
Class I
Issued	7,087,680	20,345,170	48,186,024	104,536,452
Reinvested	310,121	268,174	2,770,516	5,895,527
Redeemed	(3,083,262)	(2,867,968)	(33,116,806)	(43,605,967)
Change in Shares Outstanding	4,314,539	17,745,376	17,839,734	66,826,012
Class Y
Issued	787,953	1,341,553	3,467,670	7,241,453
Reinvested	70,979	127,759	170,901	349,182
Redeemed	(466,073)	(1,028,435)	(3,744,318)	(5,921,372)
Change in Shares Outstanding	392,859	440,877	(105,747)	1,669,263
Change in Total Shares Outstanding	6,261,401	19,417,547	20,033,295	71,900,079

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Changes in Net Assets

	High Yield Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
From Operations
Net investment income	$24,579,444	$22,587,848
Net realized gains on investment transactions	20,177,231	31,258,338
Net change in unrealized appreciation (depreciation) on investments	(7,831,635)	31,260,240
Change in Net Assets from Operations	36,925,040	85,106,426

Distributions to Shareholders
Investor	(1,605,754)	(2,882,219)
Class I	(22,948,855)	(44,898,316)
Class Y	(1,163,737)	(1,835,089)
Change in Net Assets from Distributions to Shareholders	(25,718,346)	(49,615,624)
Change in Net Assets from Capital Transactions	412,806,560	553,254,683

Total Change in Net Assets	424,013,254	588,745,485

Net Assets:
Beginning of period	723,502,948	134,757,463
End of period	$1,147,516,202	$723,502,948

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	High Yield Fund
	For the six months ended June 30, 2021 (Unaudited)	For the year ended December 31, 2020
Capital Transactions
Investor
Proceeds from shares sold	$51,494,513	$46,859,794
Reinvested distributions	1,572,917	2,840,041
Payments for shares redeemed	(15,295,940)	(29,308,482)
Change in Net Assets from Investor Share Transactions	37,771,490	20,391,353
Class I
Proceeds from shares sold	506,596,913	714,879,550
Reinvested distributions	18,607,685	33,262,831
Payments for shares redeemed	(166,198,005)	(227,531,786)
Change in Net Assets from Class I Share Transactions	359,006,593	520,610,595
Class Y
Proceeds from shares sold	21,804,199	36,139,761
Reinvested distributions	1,163,737	1,835,088
Payments for shares redeemed	(6,939,459)	(25,722,114)
Change in Net Assets from Class Y Share Transactions	16,028,477	12,252,735
Change in Net Assets from Capital Transactions	$412,806,560	$553,254,683

Share Transactions:
Investor
Issued	4,483,265	4,280,516
Reinvested	137,225	253,026
Redeemed	(1,332,552)	(2,702,357)
Change in Shares Outstanding	3,287,938	1,831,185
Class I
Issued	44,108,705	65,986,467
Reinvested	1,622,639	2,945,718
Redeemed	(14,484,275)	(20,535,794)
Change in Shares Outstanding	31,247,069	48,396,391
Class Y
Issued	1,900,906	3,248,053
Reinvested	101,361	163,012
Redeemed	(605,311)	(2,424,537)
Change in Shares Outstanding	1,396,956	986,528
Change in Total Shares Outstanding	35,931,963	51,214,104

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 95

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income (loss)(A)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$30.96	(0.05)		6.45	6.40	—
For the year ended December 31, 2020	$31.23	0.01		(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06		5.80	5.86	(0.34)
For the year ended December 31, 2018	$35.62	0.12		(5.37)	(5.25)	—
For the year ended December 31, 2017	$34.39	0.06		3.55	3.61	(0.13)
For the year ended December 31, 2016	$30.89	0.00	(G)	4.36	4.36	—

Class I
For the six months ended June 30, 2021 (Unaudited)	$31.49	0.01		6.56	6.57	—
For the year ended December 31, 2020	$31.77	0.09		(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16		5.90	6.06	(0.44)
For the year ended December 31, 2018	$36.15	0.23		(5.48)	(5.25)	(0.09)
For the year ended December 31, 2017	$34.87	0.17		3.61	3.78	(0.25)
For the year ended December 31, 2016	$31.28	0.10		4.42	4.52	(0.07)

Class Y
For the six months ended June 30, 2021 (Unaudited)	$31.52	0.03		6.57	6.60	—
For the year ended December 31, 2020	$31.80	0.12		(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19		5.91	6.10	(0.48)
For the year ended December 31, 2018	$36.17	0.27		(5.48)	(5.21)	(0.12)
For the year ended December 31, 2017	$34.89	0.20		3.62	3.82	(0.29)
For the year ended December 31, 2016	$31.29	0.13		4.43	4.56	(0.10)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$37.36	20.67	%(E)	$130,324	1.26	%(F)	1.26	%(F)	(0.26	)%(F)	14	%(E)
—	(0.10)	$30.96	(0.55)%		$117,491	1.26%		1.26%		0.05%		34%
(1.83)	(2.17)	$31.23	21.36%		$165,339	1.27%		1.27%		0.23%		22%
(2.83)	(2.83)	$27.54	(15.12)%		$214,831	1.25%		1.26%		0.31%		23%
(2.25)	(2.38)	$35.62	10.62%		$357,512	1.27%		1.28%		0.11%		7%
(0.86)	(0.86)	$34.39	14.10%		$439,681	1.29%		1.29%		0.00	%(H)	15%

—	—	$38.06	20.86	%(E)	$390,228	0.97	%(F)	0.97	%(F)	0.03	%(F)	14	%(E)
—	(0.19)	$31.49	(0.28)%		$350,375	0.97%		0.97%		0.33%		34%
(1.83)	(2.27)	$31.77	21.75%		$469,014	0.98%		0.98%		0.52%		22%
(2.83)	(2.92)	$27.98	(14.88)%		$633,323	0.96%		0.97%		0.64%		23%
(2.25)	(2.50)	$36.15	10.95%		$877,913	0.97%		0.98%		0.41%		7%
(0.86)	(0.93)	$34.87	14.45%		$1,073,671	0.99%		0.99%		0.32%		15%

—	—	$38.12	20.94	%(E)	$56,764	0.85	%(F)	0.85	%(F)	0.15	%(F)	14	%(E)
—	(0.23)	$31.52	(0.17)%		$56,417	0.85%		0.85%		0.46%		34%
(1.83)	(2.31)	$31.80	21.88%		$105,030	0.86%		0.86%		0.62%		22%
(2.83)	(2.95)	$28.01	(14.79)%		$147,363	0.84%		0.85%		0.74%		23%
(2.25)	(2.54)	$36.17	11.06%		$207,770	0.87%		0.88%		0.53%		7%
(0.86)	(0.96)	$34.89	14.57%		$221,827	0.89%		0.89%		0.40%		15%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

(H)	Amount is less than 0.005%.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 97

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$22.69	(0.02)	4.76	4.74	—
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)
For the year ended December 31, 2016	$18.29	0.01	3.25	3.26	(0.01)

Class I
For the six months ended June 30, 2021 (Unaudited)	$22.93	0.02	4.81	4.83	—
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)
For the year ended December 31, 2016	$18.46	0.07	3.29	3.36	(0.07)

Class Y
For the six months ended June 30, 2021 (Unaudited)	$22.99	0.03	4.82	4.85	—
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)
For the year ended December 31, 2016	$18.48	0.09	3.29	3.38	(0.08)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$27.43	20.89	%(E)	$198,710	1.21	%(F)	1.21	%(F)	(0.16	)%(F)	6	%(E)
(0.01)	(0.11)	$22.69	1.03%		$162,637	1.20%		1.21%		0.19%		31	%(G)
(0.94)	(1.08)	$22.57	27.33%		$183,914	1.21%		1.22%		0.21%		14%
(0.80)	(0.84)	$18.59	(12.80)%		$164,037	1.20%		1.21%		0.21%		26%
(0.67)	(0.70)	$22.24	8.35%		$229,411	1.22%		1.23%		0.09%		15%
(0.36)	(0.37)	$21.18	17.81%		$288,634	1.24%		1.24%		0.12%		17%

—	—	$27.76	21.06	%(E)	$1,002,770	0.92	%(F)	0.92	%(F)	0.12	%(F)	6	%(E)
(0.01)	(0.17)	$22.93	1.31%		$889,148	0.91%		0.92%		0.49%		31	%(G)
(0.94)	(1.15)	$22.80	27.74%		$1,081,619	0.92%		0.93%		0.50%		14%
(0.80)	(0.90)	$18.76	(12.56)%		$889,471	0.91%		0.92%		0.52%		26%
(0.67)	(0.78)	$22.45	8.63%		$1,114,337	0.92%		0.93%		0.41%		15%
(0.36)	(0.43)	$21.39	18.18%		$1,015,403	0.94%		0.94%		0.41%		17%

—	—	$27.84	21.10	%(E)	$978,081	0.80	%(F)	0.80	%(F)	0.24	%(F)	6	%(E)
(0.01)	(0.19)	$22.99	1.50%		$888,375	0.79%		0.80%		0.61%		31	%(G)
(0.94)	(1.17)	$22.84	27.82%		$1,147,458	0.80%		0.81%		0.62%		14%
(0.80)	(0.93)	$18.80	(12.42)%		$924,995	0.79%		0.80%		0.63%		26%
(0.67)	(0.80)	$22.49	8.77%		$1,131,583	0.82%		0.83%		0.51%		15%
(0.36)	(0.44)	$21.42	18.29%		$961,721	0.84%		0.84%		0.49%		17%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 99

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of period	Net investment income (A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$14.27	0.01	2.87	2.88	—
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)
For the year ended December 31, 2016	$10.71	0.03	1.93	1.96	(0.02)

Class I
For the six months ended June 30, 2021 (Unaudited)	$14.32	0.03	2.89	2.92	—
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)
For the year ended December 31, 2016	$10.74	0.07	1.92	1.99	(0.05)

Class Y
For the six months ended June 30, 2021 (Unaudited)	$14.36	0.04	2.90	2.94	—
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)
For the year ended December 31, 2016	$10.75	0.08	1.94	2.02	(0.06)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$17.15	20.18	%(E)	$31,536	1.06	%(F)	1.06	%(F)	0.07	%(F)	5	%(E)
(0.02)	(0.08)	$14.27	(2.01)%		$33,178	1.06%		1.06%		0.41%		52%
(0.21)	(0.26)	$14.64	25.36%		$31,997	1.06%		1.07%		0.36%		31%
(0.28)	(0.34)	$11.89	(10.56)%		$21,085	1.05%		1.06%		0.43%		20%
(0.17)	(0.20)	$13.66	10.13%		$25,853	1.07%		1.08%		0.28%		11%
(0.06)	(0.08)	$12.59	18.29%		$7,403	1.14%		1.14%		0.31%		17%

—	—	$17.24	20.39	%(E)	$218,882	0.77	%(F)	0.77	%(F)	0.35	%(F)	5	%(E)
(0.02)	(0.11)	$14.32	(1.76)%		$194,354	0.77%		0.77%		0.71%		52%
(0.21)	(0.30)	$14.69	25.82%		$177,536	0.77%		0.78%		0.68%		31%
(0.28)	(0.38)	$11.92	(10.31)%		$55,045	0.76%		0.77%		0.72%		20%
(0.17)	(0.24)	$13.70	10.47%		$63,298	0.77%		0.79%		0.57%		11%
(0.06)	(0.11)	$12.62	18.56%		$28,031	0.85%		0.85%		0.67%		17%

—	—	$17.30	20.47	%(E)	$26,345	0.65	%(F)	0.65	%(F)	0.47	%(F)	5	%(E)
(0.02)	(0.12)	$14.36	(1.66)%		$23,248	0.65%		0.65%		0.82%		52%
(0.21)	(0.31)	$14.73	25.91%		$20,454	0.65%		0.66%		0.74%		31%
(0.28)	(0.40)	$11.95	(10.17)%		$27,761	0.64%		0.65%		0.83%		20%
(0.17)	(0.25)	$13.73	10.51%		$32,943	0.67%		0.68%		0.65%		11%
(0.06)	(0.12)	$12.65	18.76%		$23,383	0.75%		0.75%		0.71%		17%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 101

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$30.42	0.13	4.47	4.60
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59
For the year ended December 31, 2016	$21.44	0.25	2.82	3.07

Class I
For the six months ended June 30, 2021 (Unaudited)	$30.57	0.18	4.50	4.68
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70
For the year ended December 31, 2016	$21.55	0.31	2.86	3.17

Class Y
For the six months ended June 30, 2021 (Unaudited)	$30.59	0.20	4.50	4.70
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73
For the year ended December 31, 2016	$21.56	0.34	2.85	3.19

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	—	$35.02	15.12	%(D)	$978	0.96	%(E)	0.77	%(E)	9	%(D)(F)
(0.18)	(0.73)	(0.91)	$30.42	8.65%		$763	0.96%		1.04%		33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%		$1,243	0.97%		1.03%		22	%(G)
(0.26)	(0.72)	(0.98)	$22.89	(9.88)%		$1,031	0.96%		0.95%		29	%(F)
(0.20)	(1.00)	(1.20)	$26.45	19.95%		$1,347	0.98%		0.96%		18%
(0.24)	(1.21)	(1.45)	$23.06	14.26%		$1,159	0.99%		1.12%		23%

—	—	—	$35.25	15.31	%(D)	$7,517	0.67	%(E)	1.06	%(E)	9	%(D)(F)
(0.33)	(0.73)	(1.06)	$30.57	8.97%		$5,140	0.67%		1.33%		33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%		$3,878	0.68%		1.32%		22	%(G)
(0.34)	(0.72)	(1.06)	$23.03	(9.63)%		$2,978	0.67%		1.23%		29	%(F)
(0.28)	(1.00)	(1.28)	$26.62	20.30%		$3,539	0.68%		1.25%		18%
(0.31)	(1.21)	(1.52)	$23.20	14.63%		$2,156	0.70%		1.41%		23%

—	—	—	$35.29	15.36	%(D)	$2,906	0.55	%(E)	1.18	%(E)	9	%(D)(F)
(0.36)	(0.73)	(1.09)	$30.59	9.07%		$2,340	0.55%		1.45%		33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%		$1,568	0.56%		1.44%		22	%(G)
(0.37)	(0.72)	(1.09)	$23.04	(9.53)%		$992	0.55%		1.35%		29	%(F)
(0.30)	(1.00)	(1.30)	$26.64	20.42%		$845	0.58%		1.36%		18%
(0.33)	(1.21)	(1.54)	$23.21	14.74%		$667	0.60%		1.49%		23%

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover does not include redemptions in-kind.

(G)	Portfolio turnover does not include in-kind subscriptions.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 103

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations
Investor
For the period ended June 30, 2021 (Unaudited)	$10.00	0.02	0.96	0.98

Class I
For the period ended June 30, 2021 (Unaudited)	$10.00	0.01	0.98	0.99

Class Y
For the period ended June 30, 2021 (Unaudited)	$10.00	0.04	0.95	0.99

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

$10.98	9.80	%(D)	$22	0.96	%(E)	0.44	%(E)	8	%(D)

$10.99	9.90	%(D)	$1,722	0.67	%(E)	0.13	%(E)	8	%(D)

$10.99	9.90	%(D)	$12,251	0.55	%(E)	0.77	%(E)	8	%(D)

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 105

All Cap Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$18.43	(0.01)	4.12	4.11	—
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31	(0.05)
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84	—
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)	(0.06)
For the year ended December 31, 2017	$13.35	0.03	2.63	2.66	—
For the year ended December 31, 2016	$12.36	(0.01)	1.17	1.16	—

Class I
For the six months ended June 30, 2021 (Unaudited)	$18.60	0.02	4.17	4.19	—
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38	(0.10)
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91	—
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)	(0.12)
For the year ended December 31, 2017	$13.40	0.07	2.65	2.72	(0.01)
For the year ended December 31, 2016	$12.39	0.03	1.16	1.19	(0.01)

Class Y
For the six months ended June 30, 2021 (Unaudited)	$18.66	0.03	4.19	4.22	—
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41	(0.12)
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94	—
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)	(0.13)
For the year ended December 31, 2017	$13.42	0.09	2.65	2.74	(0.02)
For the year ended December 31, 2016	$12.41	0.04	1.17	1.21	(0.03)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

106 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$22.54	22.30	%(E)	$16,059	1.16	%(F)	1.16	%(F)	(0.11	)%(F)	23	%(E)
—	(0.05)	$18.43	14.30%		$10,207	1.16%		1.16%		0.33%		76%
(0.31)	(0.31)	$16.17	30.41%		$11,049	1.17%		1.17%		0.46%		45%
(1.40)	(1.46)	$12.64	(12.31)%		$8,963	1.16%		1.16%		0.29%		84%
—	—	$16.01	19.93%		$13,480	1.17%		1.18%		0.21%		52%
(0.17)	(0.17)	$13.35	9.37%		$14,963	1.19%		1.19%		(0.09)%		70%

—	—	$22.79	22.53	%(E)	$199,604	0.87	%(F)	0.87	%(F)	0.18	%(F)	23	%(E)
—	(0.10)	$18.60	14.57%		$171,263	0.87%		0.87%		0.62%		76%
(0.31)	(0.31)	$16.32	30.77%		$152,591	0.88%		0.88%		0.75%		45%
(1.40)	(1.52)	$12.72	(12.02)%		$114,571	0.87%		0.87%		0.60%		84%
—	(0.01)	$16.11	20.33%		$136,233	0.87%		0.88%		0.52%		52%
(0.17)	(0.18)	$13.40	9.62%		$93,192	0.90%		0.90%		0.24%		70%

—	—	$22.88	22.62	%(E)	$144,058	0.75	%(F)	0.75	%(F)	0.31	%(F)	23	%(E)
—	(0.12)	$18.66	14.70%		$141,244	0.75%		0.75%		0.74%		76%
(0.31)	(0.31)	$16.37	30.96%		$103,963	0.76%		0.76%		0.86%		45%
(1.40)	(1.53)	$12.74	(11.95)%		$65,218	0.75%		0.75%		0.73%		84%
—	(0.02)	$16.14	20.45%		$21,628	0.77%		0.78%		0.61%		52%
(0.17)	(0.20)	$13.42	9.72%		$18,456	0.80%		0.80%		0.36%		70%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 107

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$25.89	(0.04)		3.45	3.41	—
For the year ended December 31, 2020	$26.29	0.02		(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13		5.04	5.17	(0.17)
For the year ended December 31, 2018	$25.76	0.10		(1.96)	(1.86)	(0.07)
For the year ended December 31, 2017	$24.91	(0.05)		1.45	1.40	—
For the year ended December 31, 2016	$23.36	(0.09)		2.49	2.40	—

Class I
For the six months ended June 30, 2021 (Unaudited)	$26.58	(0.00	)(I)	3.54	3.54	—
For the year ended December 31, 2020	$26.98	0.09		(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22		5.16	5.38	(0.23)
For the year ended December 31, 2018	$26.39	0.18		(2.01)	(1.83)	(0.19)
For the year ended December 31, 2017	$25.43	0.02		1.50	1.52	(0.01)
For the year ended December 31, 2016	$23.77	(0.02)		2.53	2.51	—

Class Y
For the six months ended June 30, 2021 (Unaudited)	$26.69	0.02		3.56	3.58	—
For the year ended December 31, 2020	$27.10	0.14		(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25		5.18	5.43	(0.26)
For the year ended December 31, 2018	$26.49	0.21		(2.01)	(1.80)	(0.22)
For the year ended December 31, 2017	$25.53	0.05		1.49	1.54	(0.03)
For the year ended December 31, 2016	$23.83	0.01		2.54	2.55	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.48% for Investor, 1.19% for Class I, and 1.07% for Class Y.

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

108 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000,000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)

—	—	$29.30	13.17	%(F)	$175	1.86	%(G)	1.87	%(G)	(0.30	)%(G)	12	%(F)
(0.20)	(0.25)	$25.89	(0.55)%		$162	1.81%		1.82%		0.09%		65	%(H)
(1.49)	(1.66)	$26.29	22.74%		$235	1.85%		1.86%		0.51%		54	%(H)
(1.05)	(1.12)	$22.78	(7.30)%		$189	1.72%		1.73%		0.38%		64	%(H)
(0.55)	(0.55)	$25.76	5.65%		$358	1.95%		1.96%		(0.22)%		43	%(H)
(0.85)	(0.85)	$24.91	10.26%		$460	2.06%		2.06%		(0.20)%		45%

—	—	$30.12	13.32	%(F)	$1,816	1.57	%(G)	1.58	%(G)	(0.01	)%(G)	12	%(F)
(0.20)	(0.32)	$26.58	(0.27)%		$1,794	1.52%		1.53%		0.39%		65	%(H)
(1.49)	(1.72)	$26.98	23.11%		$2,960	1.56%		1.57%		0.84%		54	%(H)
(1.05)	(1.24)	$23.32	(7.04)%		$3,111	1.43%		1.44%		0.68%		64	%(H)
(0.55)	(0.56)	$26.39	5.99%		$4,033	1.65%		1.66%		0.09%		43	%(H)
(0.85)	(0.85)	$25.43	10.55%		$3,590	1.76%		1.76%		(0.09)%		45%

—	—	$30.27	13.41	%(F)	$67	1.45	%(G)	1.46	%(G)	0.12	%(G)	12	%(F)
(0.20)	(0.35)	$26.69	(0.19)%		$75	1.40%		1.41%		0.57%		65	%(H)
(1.49)	(1.75)	$27.10	23.23%		$292	1.44%		1.45%		0.93%		54	%(H)
(1.05)	(1.27)	$23.42	(6.89)%		$214	1.31%		1.32%		0.80%		64	%(H)
(0.55)	(0.58)	$26.49	6.07%		$261	1.55%		1.56%		0.19%		43	%(H)
(0.85)	(0.85)	$25.53	10.69%		$228	1.67%		1.67%		0.02%		45%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized.

(H)

The portfolio turnover rate for 2020, 2019, 2018 and 2017 would have been 47%, 42%, 51% and 32%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(I)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 109

Global Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Global Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$15.16	0.07	1.62	1.69
For the year ended December 31, 2020	$15.05	0.08	0.12	0.20
For the year ended December 31, 2019	$11.67	0.16	3.34	3.50
For the year ended December 31, 2018	$14.42	0.11	(2.14)	(2.03)

Class I
For the six months ended June 30, 2021 (Unaudited)	$15.23	0.10	1.61	1.71
For the year ended December 31, 2020	$15.08	0.10	0.15	0.25
For the year ended December 31, 2019	$11.69	0.15	3.40	3.55
For the year ended December 31, 2018	$14.42	0.15	(2.14)	(1.99)

Class Y
For the six months ended June 30, 2021 (Unaudited)	$15.23	0.11	1.61	1.72
For the year ended December 31, 2020	$15.10	0.12	0.15	0.27
For the year ended December 31, 2019	$11.70	0.19	3.38	3.57
For the year ended December 31, 2018	$14.42	0.16	(2.14)	(1.98)

(A)	Inception date of the Fund is December 29, 2017. Fund commenced public offering on January 2, 2018.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

See accompanying Notes to Financial Statements.

110 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	—	$16.85	11.15	%(E)	$126	1.13	%(F)	0.89	%(F)	23	%(E)
(0.09)	—	(0.09)	$15.16	1.35%		$160	1.13%		0.59%		110%
(0.12)	—	(0.12)	$15.05	29.96%		$111	1.15%		1.18%		29%
(0.05)	(0.67)	(0.72)	$11.67	(14.91)%		$66	1.18%		0.86%		84%

—	—	—	$16.94	11.23	%(E)	$2,178	0.84	%(F)	1.20	%(F)	23	%(E)
(0.10)	—	(0.10)	$15.23	1.66%		$2,218	0.84%		0.78%		110%
(0.16)	—	(0.16)	$15.08	30.34%		$6,216	0.86%		1.10%		29%
(0.07)	(0.67)	(0.74)	$11.69	(14.66)%		$4,440	0.89%		1.09%		84%

—	—	—	$16.95	11.29	%(E)	$14,632	0.72	%(F)	1.33	%(F)	23	%(E)
(0.14)	—	(0.14)	$15.23	1.77%		$13,777	0.72%		0.95%		110%
(0.17)	—	(0.17)	$15.10	30.54%		$15,528	0.74%		1.37%		29%
(0.07)	(0.67)	(0.74)	$11.70	(14.55)%		$10,214	0.77%		1.24%		84%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 111

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$15.48	0.13	2.14	2.27
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the six months ended June 30, 2021 (Unaudited)	$15.51	0.15	2.15	2.30
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the six months ended June 30, 2021 (Unaudited)	$15.51	0.16	2.16	2.32
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

See accompanying Notes to Financial Statements.

112 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	—	$17.75	14.66	%(E)	$413	1.14	%(F)	1.50	%(F)	23	%(E)
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

—	—	—	$17.81	14.83	%(E)	$4,879	0.85	%(F)	1.75	%(F)	23	%(E)
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

—	—	—	$17.83	14.96	%(E)	$15,587	0.73	%(F)	1.86	%(F)	23	%(E)
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 113

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$10.09	0.12	0.10	0.22
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39
For the period ended December 31, 2016	$10.00	0.09	0.03	0.12

Class I
For the six months ended June 30, 2021 (Unaudited)	$10.09	0.14	0.09	0.23
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43
For the period ended December 31, 2016	$10.00	0.10	0.03	0.13

Class Y
For the six months ended June 30, 2021 (Unaudited)	$10.10	0.14	0.09	0.23
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44
For the period ended December 31, 2016	$10.00	0.11	0.02	0.13

(A)	Inception date of the Fund is July 5, 2016. Fund commenced operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

See accompanying Notes to Financial Statements.

114 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.13)	—		(0.13)	$10.18	2.15	%(E)	$43,417	0.81	%(F)	2.43	%(F)	30	%(E)
(0.30)	—		(0.30)	$10.09	2.87%		$47,059	0.82%		2.68%		72%
(0.38)	(0.00	)(G)	(0.38)	$10.11	4.44%		$55,727	0.82%		3.72%		54%
(0.34)	(0.01)		(0.35)	$10.05	2.88%		$18,789	0.81%		3.30%		67%
(0.31)	(0.01)		(0.32)	$10.11	3.97%		$20,511	0.83%		3.03%		82%
(0.08)	—		(0.08)	$10.04	1.19	%(E)	$222	0.83	%(F)	1.12	%(F)	19	%(E)

(0.14)	—		(0.14)	$10.18	2.31	%(E)	$1,148,112	0.52	%(F)	2.70	%(F)	30	%(E)
(0.33)	—		(0.33)	$10.09	3.08%		$897,232	0.53%		2.93%		72%
(0.41)	(0.00	)(G)	(0.41)	$10.12	4.85%		$525,994	0.53%		4.00%		54%
(0.37)	(0.01)		(0.38)	$10.05	3.18%		$308,341	0.52%		3.62%		67%
(0.34)	(0.01)		(0.35)	$10.11	4.33%		$61,136	0.53%		3.29%		82%
(0.10)	—		(0.10)	$10.03	1.26	%(E)	$14,707	0.53	%(F)	1.32	%(F)	19	%(E)

(0.15)	—		0.15	$10.18	2.27	%(E)	$153,487	0.40	%(F)	2.86	%(F)	30	%(E)
(0.34)	—		(0.34)	$10.10	3.29%		$188,175	0.41%		3.09%		72%
(0.42)	(0.00	)(G)	(0.42)	$10.12	4.84%		$226,938	0.41%		4.09%		54%
(0.38)	(0.01)		(0.39)	$10.06	3.38%		$252,137	0.40%		3.72%		67%
(0.35)	(0.01)		(0.36)	$10.11	4.43%		$231,290	0.43%		3.33%		82%
(0.10)	—		(0.10)	$10.03	1.29	%(E)	$182,527	0.44	%(F)	1.25	%(F)	19	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 115

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$10.74	0.10	(0.22)	(0.12)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37
For the period ended December 31, 2016	$10.00	0.07	(0.28)	(0.21)

Class I
For the six months ended June 30, 2021 (Unaudited)	$10.74	0.11	(0.22)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)

Class Y
For the six months ended June 30, 2021 (Unaudited)	$10.75	0.12	(0.23)	(0.11)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)

(A)	Inception date of the Fund is July 5, 2016. Fund commenced operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

See accompanying Notes to Financial Statements.

116 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total gross expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.12)	—	(0.12)	$10.50	(1.12	)%(E)	$32,953	0.76	%(F)	1.85	%(F)	13	%(E)
(0.22)	—	(0.22)	$10.74	7.60%		$17,024	0.76%		1.98%		28%
(0.25)	—	(0.25)	$10.19	7.63%		$3,599	0.77%		2.43%		29%
(0.26)	—	(0.26)	$9.71	1.28%		$2,976	0.76%		2.60%		25%
(0.22)	—	(0.22)	$9.85	3.85%		$3,480	0.78%		2.10%		35%
(0.09)	—	(0.09)	$9.70	(2.28	)%(E)	$2,183	0.78	%(F)	0.87	%(F)	8	%(E)

(0.13)	—	(0.13)	$10.50	(0.99	)%(E)	$299,711	0.47	%(F)	2.16	%(F)	13	%(E)
(0.25)	—	(0.25)	$10.74	7.94%		$260,365	0.47%		2.28%		28%
(0.28)	—	(0.28)	$10.19	7.93%		$66,174	0.48%		2.61%		29%
(0.29)	—	(0.29)	$9.71	1.59%		$14,574	0.47%		2.92%		25%
(0.25)	—	(0.25)	$9.85	4.17%		$9,604	0.48%		2.40%		35%
(0.09)	—	(0.09)	$9.70	(2.14	)%(E)	$8,033	0.49	%(F)	1.02	%(F)	8	%(E)

(0.14)	—	(0.14)	$10.50	(1.01	)%(E)	$62,611	0.35	%(F)	2.28	%(F)	13	%(E)
(0.26)	—	(0.26)	$10.75	8.04%		$59,856	0.35%		2.46%		28%
(0.29)	—	(0.29)	$10.20	8.15%		$52,275	0.36%		2.83%		29%
(0.30)	—	(0.30)	$9.71	1.69%		$37,713	0.35%		3.03%		25%
(0.26)	—	(0.26)	$9.85	4.22%		$30,740	0.38%		2.49%		35%
(0.09)	—	(0.09)	$9.70	(2.11	)%(E)	$29,468	0.39	%(F)	1.00	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 117

Corporate Credit Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$11.81	0.25	0.06	0.31	(0.26)
For the year ended December 31, 2020	$11.47	0.51	0.53	1.04	(0.53)
For the year ended December 31, 2019	$10.77	0.58	0.78	1.36	(0.57)
For the year ended December 31, 2018	$11.32	0.59	(0.56)	0.03	(0.58)
For the year ended December 31, 2017	$11.13	0.58	0.24	0.82	(0.58)
For the year ended December 31, 2016	$10.53	0.63	0.60	1.23	(0.62)

Class I
For the six months ended June 30, 2021 (Unaudited)	$11.77	0.27	0.05	0.32	(0.27)
For the year ended December 31, 2020	$11.44	0.54	0.52	1.06	(0.56)
For the year ended December 31, 2019	$10.74	0.61	0.79	1.40	(0.61)
For the year ended December 31, 2018	$11.28	0.62	(0.54)	0.08	(0.62)
For the year ended December 31, 2017	$11.09	0.61	0.24	0.85	(0.61)
For the year ended December 31, 2016	$10.50	0.66	0.59	1.25	(0.65)

Class Y
For the six months ended June 30, 2021 (Unaudited)	$11.76	0.27	0.06	0.33	(0.28)
For the year ended December 31, 2020	$11.43	0.55	0.53	1.08	(0.58)
For the year ended December 31, 2019	$10.73	0.62	0.79	1.41	(0.62)
For the year ended December 31, 2018	$11.27	0.64	(0.55)	0.09	(0.63)
For the year ended December 31, 2017	$11.09	0.62	0.24	0.86	(0.63)
For the year ended December 31, 2016	$10.50	0.67	0.59	1.26	(0.66)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

118 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.26)	$11.86	2.62	%(E)	$219,416	0.91	%(F)	0.91	%(F)	4.28	%(F)	73	%(E)
(0.17)	(0.70)	$11.81	9.49%		$161,659	0.91%		0.91%		4.51%		173%
(0.09)	(0.66)	$11.47	12.85%		$120,014	0.90%		0.92%		5.05%		132%
—	(0.58)	$10.77	0.25%		$69,363	0.90%		0.91%		5.30%		112%
(0.05)	(0.63)	$11.32	7.56%		$64,204	0.92%		0.93%		5.07%		83%
(0.01)	(0.63)	$11.13	11.94%		$71,075	0.93%		0.93%		5.72%		119%

—	(0.27)	$11.82	2.79	%(E)	$1,942,577	0.62	%(F)	0.62	%(F)	4.56	%(F)	73	%(E)
(0.17)	(0.73)	$11.77	9.74%		$1,724,397	0.62%		0.62%		4.79%		173%
(0.09)	(0.70)	$11.44	13.20%		$911,514	0.61%		0.63%		5.36%		132%
—	(0.62)	$10.74	0.64%		$622,887	0.61%		0.62%		5.59%		112%
(0.05)	(0.66)	$11.28	7.87%		$536,203	0.62%		0.63%		5.39%		83%
(0.01)	(0.66)	$11.09	12.21%		$411,465	0.64%		0.64%		6.00%		119%

—	(0.28)	$11.81	2.85	%(E)	$103,752	0.50	%(F)	0.50	%(F)	4.68	%(F)	73	%(E)
(0.17)	(0.75)	$11.76	9.88%		$104,552	0.50%		0.50%		4.91%		173%
(0.09)	(0.71)	$11.43	13.35%		$82,516	0.49%		0.51%		5.43%		132%
—	(0.63)	$10.73	0.75%		$26,221	0.49%		0.50%		5.71%		112%
(0.05)	(0.68)	$11.27	7.89%		$25,309	0.52%		0.53%		5.49%		83%
(0.01)	(0.67)	$11.09	12.34%		$21,310	0.54%		0.54%		6.33%		119%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 119

High Yield Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor (formerly Class A)
For the six months ended June 30, 2021 (Unaudited)	$11.40	0.28	0.15	0.43
For the year ended December 31, 2020	$11.02	0.60	0.81	1.41
For the year ended December 31, 2019	$10.22	0.60	0.91	1.51
For the year ended December 31, 2018	$10.77	0.62	(0.51)	0.11
For the year ended December 31, 2017	$10.65	0.65	0.38	1.03
For the year ended December 31, 2016	$10.14	0.70	0.71	1.41

Class I
For the six months ended June 30, 2021 (Unaudited)	$11.40	0.30	0.15	0.45
For the year ended December 31, 2020	$11.03	0.64	0.80	1.44
For the year ended December 31, 2019	$10.22	0.63	0.91	1.54
For the year ended December 31, 2018	$10.78	0.65	(0.52)	0.13
For the year ended December 31, 2017	$10.65	0.68	0.39	1.07
For the year ended December 31, 2016	$10.14	0.73	0.71	1.44

Class Y
For the six months ended June 30, 2021 (Unaudited)	$11.42	0.31	0.14	0.45
For the year ended December 31, 2020	$11.03	0.64	0.83	1.47
For the year ended December 31, 2019	$10.22	0.65	0.91	1.56
For the year ended December 31, 2018	$10.78	0.67	(0.53)	0.14
For the year ended December 31, 2017	$10.65	0.69	0.40	1.09
For the year ended December 31, 2016	$10.14	0.74	0.71	1.45

(A)	Inception date of the Fund is December 31, 2015. Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to June 30, 2021.

See accompanying Notes to Financial Statements.

120 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.29)	—	(0.29)	$11.54	3.78	%(E)	$77,937	0.96	%(F)	4.89	%(F)	71	%(E)
(0.58)	(0.45)	(1.03)	$11.40	13.40%		$39,496	0.96%		5.46%		186%
(0.60)	(0.11)	(0.71)	$11.02	15.04%		$18,004	0.97%		5.49%		164%
(0.61)	(0.05)	(0.66)	$10.22	0.97%		$1,674	0.96%		5.81%		145%
(0.65)	(0.26)	(0.91)	$10.77	9.96%		$296	0.99%		5.89%		137%
(0.66)	(0.24)	(0.90)	$10.65	14.29%		$185	0.99%		6.51%		123%

(0.30)	—	(0.30)	$11.55	4.01	%(E)	$1,020,851	0.67	%(F)	5.18	%(F)	71	%(E)
(0.62)	(0.45)	(1.07)	$11.40	13.62%		$651,836	0.67%		5.81%		186%
(0.62)	(0.11)	(0.73)	$11.03	15.44%		$96,563	0.68%		5.79%		164%
(0.64)	(0.05)	(0.69)	$10.22	1.16%		$23,499	0.67%		6.10%		145%
(0.68)	(0.26)	(0.94)	$10.78	10.36%		$14,185	0.69%		6.23%		137%
(0.69)	(0.24)	(0.93)	$10.65	14.62%		$23,989	0.70%		6.80%		123%

(0.31)	—	(0.31)	$11.56	3.96	%(E)	$48,729	0.55	%(F)	5.31	%(F)	71	%(E)
(0.63)	(0.45)	(1.08)	$11.42	13.92%		$32,171	0.55%		5.74%		186%
(0.64)	(0.11)	(0.75)	$11.03	15.56%		$20,190	0.56%		5.99%		164%
(0.65)	(0.05)	(0.70)	$10.22	1.27%		$29,274	0.55%		6.23%		145%
(0.70)	(0.26)	(0.96)	$10.78	10.48%		$16,623	0.59%		6.28%		137%
(0.70)	(0.24)	(0.94)	$10.65	14.73%		$7,752	0.60%		7.07%		123%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

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Diamond Hill Funds
Notes to Financial Statements
June 30, 2021 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series, except for All Cap Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The shareholders of the Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Research Opportunities Fund to the Long-Short Fund. The tax-free reorganization took place on October 23, 2020.

The following is a summary of shares outstanding, net assets, NAV per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Research Opportunities Fund	Long-Short Fund	Long-Short Fund
Class A
Shares	243,462	6,253,187	6,479,452
Net Assets	$5,435,645	$150,222,454	$155,658,099
Net Asset Value	$22.33	$24.02	$24.02

Class C
Shares	36,823	1,118,057	1,154,420
Net Assets	$762,183	$23,434,970	$24,197,153
Net Asset Value	$20.70	$20.96	$20.96

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

	Before Reorganization		After Reorganization
	Research Opportunities Fund	Long-Short Fund	Long-Short Fund
Class I
Shares	543,462	70,251,484	70,750,622
Net Assets	$12,333,406	$1,735,872,171	$1,748,205,577
Net Asset Value	$22.69	$24.71	$24.71

Class Y
Shares	734,442	2,221,312	2,894,259
Net Assets	$16,713,103	$55,167,785	$71,880,888
Net Asset Value	$22.76	$24.84	$24.84

Fund Total
Shares	1,558,189	79,844,040	81,278,753
Net Assets	$35,244,337	$1,964,697,380	$1,999,941,717
Unrealized Appreciation	$4,237,914	$444,804,189	$449,042,103

Assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period of the Long-Short Fund, the Long-Short Fund’s pro forma results of operations for the year ended December 31, 2020, would have been as follows:

Net Investment Income	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments	Change in Net Assets from Operations
$8,756,035	$(265,355,863)	$(256,599,828)

For financial reporting purposes, assets received, and shares issued by the Long-Short Fund were recorded at fair value; however, the cost basis of the investments received from the Research Opportunities Fund was carried forward to align ongoing reporting of the Long-Short Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

All Funds currently offer three classes of shares: Investor (formerly Class A shares), Class I and Class Y. Prior to February 22, 2021, the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund and Corporate Credit Fund offered four classes of shares including Class C (sold with a contingent deferred sales charge of 1.00 % for shares redeemed within one year of the purchase date). On February 22, 2021, all existing Class C shares were converted to Investor shares (formerly Class A shares) at the Investor shares net asset value per share as of February 22, 2021. On February 28, 2021 all Class A shares were renamed to Investor shares and the initial sales charge on the shares was eliminated. Each class of shares for each

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

New Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank -offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of June 30, 2021:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$561,523,594	$—	$—	$561,523,594
Registered Investment Companies	54,322,112	—	—	54,322,112
Total	$615,845,706	$—	$—	$615,845,706
Small-Mid Cap Fund
Common Stocks*	$2,037,547,046	$—	$—	$2,037,547,046
Registered Investment Companies	229,670,003	—	—	229,670,003
Total	$2,267,217,049	$—	$—	$2,267,217,049
Mid Cap Fund
Common Stocks*	$260,272,665	$—	$—	$260,272,665
Registered Investment Companies	16,484,674	—	—	16,484,674
Total	$276,757,339	$—	$—	$276,757,339
Large Cap Fund
Common Stocks*	$11,194,558,257	$—	$—	$11,194,558,257
Registered Investment Companies	215,227,177	—	—	215,227,177
Total	$11,409,785,434	$—	$—	$11,409,785,434
Large Cap Concentrated Fund
Common Stocks*	$13,447,908	$—	$—	$13,447,908
Registered Investment Companies	548,345	—	—	548,345
Total	$13,996,253	$—	$—	$13,996,253
All Cap Select Fund
Common Stocks*	$352,557,414	$—	$—	$352,557,414
Registered Investment Companies	7,998,363	—	—	7,998,363
Total	$360,555,777	$—	$—	$360,555,777
Long-Short Fund
Common Stocks*	$1,850,996,470	$—	$—	$1,850,996,470
Registered Investment Companies	588,512,290	—	—	588,512,290
Total	$2,439,508,760	$—	$—	$2,439,508,760
Global Fund
Common Stocks	$11,086,597	$5,418,025	$—	$16,504,622
Registered Investment Companies	552,486	—	—	552,486
Total	$11,639,083	$5,418,025	$—	$17,057,108

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
International Fund
Common Stocks	$5,824,821	$14,226,354	$—		$20,051,175
Warrants	5,575	—	—		5,575
Registered Investment Companies	1,401,164	—	—		1,401,164
Total	$7,231,560	$14,226,354	$—		$21,457,914
Short Duration Fund
Corporate Credit*	$—	$17,649,508	$—		$17,649,508
Securitized*	—	1,116,765,115	—		1,116,765,115
Registered Investment Companies	212,586,173	—	—		212,586,173
Total	$212,586,173	$1,134,414,623	$—		$1,347,000,796
Core Bond Fund
Corporate Credit*	$—	$67,505,070	$—		$67,505,070
Government Related*	—	1,269,200	—		1,269,200
Securitized*	—	253,848,665	—		253,848,665
Treasury	—	69,584,367	—		69,584,367
Registered Investment Companies	20,886,865	—	—		20,886,865
Total	$20,886,865	$392,207,302	$—		$413,094,167
Corporate Credit Fund
Common Stocks	$—	$—	$0	**	$0
Warrants		—	0	**	0
Collateralized Debt Obligations	—	1,350,003	—		1,350,003
Corporate Bonds*	—	2,042,132,828	—		2,042,132,828
Registered Investment Companies	231,857,563	—	—		231,857,563
Total	$231,857,563	$2,043,482,831	$0		$2,275,340,394
High Yield Fund
Common Stocks	$—	$—	$0	**	$0
Warrants		—	0	**	0
Corporate Bonds*	—	1,089,461,046	—		1,089,461,046
Securitized	—	216,998	—		216,998
Registered Investment Companies	85,828,214	—	—		85,828,214
Total	$85,828,214	$1,089,678,044	$0		$1,175,506,258
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(632,949,217)	$—	$—		$(632,949,217)
Total	$(632,949,217)	$—	$—		$(632,949,217)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

**	Corporate Credit Fund and High Yield Fund hold Common Stocks and Warrants that have been fair valued at $0.

There were no transfers into or out of Level 3 for the six months ended June 30, 2021.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 127

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

Short sales — The Long-Short Fund, Global Fund, International Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of June 30, 2021, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$70,553,830	$37,654,494	$34,286,039	$71,940,533
Small-Mid Cap Fund	141,650,496	89,446,070	55,300,762	144,746,832
Large Cap Fund	189,971,767	6,509,399	188,555,030	195,064,429
Large Cap Concentrated Fund	116	120	—	120
Long-Short Fund	391,230,304	397,873,104	—	397,873,104
Global Fund	758,598	476,221	303,750	779,971
International Fund	661,580	461,105	233,483	694,588
Short Duration Fund	1,911,960	1,962,613	—	1,962,613
Core Bond Fund	23,204,522	15,759,760	7,964,830	23,724,590
Corporate Credit Fund	30,360,474	31,054,575	527,575	31,582,150
High Yield Fund	24,963,554	25,879,368	—	25,879,368

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 129

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund, Global Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class,

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2021, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$77,522,883	$149,331,935
Small-Mid Cap Fund	117,845,360	336,210,410
Mid Cap Fund	13,890,537	38,788,322
Large Cap Fund	2,808,281,644	912,594,464
Large Cap Concentrated Fund	13,450,910	940,362
All Cap Select Fund	94,139,494	131,688,455
Long-Short Fund	330,691,266	648,821,737
Global Fund	3,749,969	4,967,216
International Fund	5,447,955	4,251,429
Short Duration Fund	490,507,946	343,271,261
Core Bond Fund	106,839,937	47,203,696
Corporate Credit Fund	1,719,967,610	1,506,092,993
High Yield Fund	1,009,809,137	658,454,175

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2021:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$91,291	0.02%
Small-Mid Cap Fund	175,739	0.01%
Mid Cap Fund	15,965	0.01%
Large Cap Fund	1,105,938	0.01%
Large Cap Concentrated Fund	3,082	0.03%
All Cap Select Fund	98,553	0.03%
Long-Short Fund	278,988	0.01%
Global Fund	8,974	0.05%
International Fund	10,785	0.06%
High Yield Fund	3,961	0.00%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2021, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, All Cap Select Fund, Long-Short Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.65%, 0.35%, 0.30%, 0.45% and 0.50%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the period ended June 30, 2021 as follows:

Large Cap Fund	$606

The Funds may invest in one or more Diamond Hill Funds. The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2021, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$46,927
Mid Cap Fund	2,865
Long-Short Fund	61,359

The Small-Mid Cap Fund, Mid Cap Fund and Long-Short Fund each own or had owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the six months ended June 30, 2021 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2020	$26,643,319	$1,626,675	$34,836,878
Purchases	392,782	23,981	513,573
Change in Unrealized Appreciation (Depreciation)	211,179	12,893	276,123
Value, June 30, 2021	$27,247,280	$1,663,549	$35,626,574
Income Distributions	$392,782	$23,981	$513,573

During the six months ended June 30, 2021, the Corporate Credit Fund and High Yield Fund sold securities to the High Yield Fund and Corporate Credit Fund. These transactions, which were affected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Purchasing Fund	Net Proceeds	Net Gain
Corporate Credit Fund	High Yield Fund	$86,645,703	$703,024
High Yield Fund	Corporate Credit Fund	43,644,590	405,284

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM 133

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $231,000 in fees during the six months ended June 30, 2021. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year or period ended December 31, 2020 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$2,925,606	$13,930,483	$1,495,087
Long-term capital gains	—	786,910	376,407
Total distributions	$2,925,606	$14,717,393	$1,871,494

	Large Cap Fund	All Cap Select Fund	Long-Short Fund
Distributions paid from:
Ordinary income	$86,692,884	$1,790,659	$8,842,071
Long-term capital gains	192,809,037	—	15,843,708
Total distributions	$279,501,921	$1,790,659	$24,685,779

	Global Fund	International Fund	Short Duration Fund
Distributions paid from:
Ordinary income	$139,065	$109,630	$30,109,298
Long-term capital gains	—	79,270	—
Total distributions	$139,065	$188,900	$30,109,298

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Distributions paid from:
Ordinary income	$5,006,585	$97,728,597	$49,580,749
Long-term capital gains	—	803,265	34,875
Total distributions	$5,006,585	$98,531,862	$49,615,624

The following information is computed on a tax basis for each item as of December 31, 2020:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on portfolio investments	$215,708,815	$362,391,359	$33,805,619	$2,380,251,740
Undistributed ordinary income	55,253	278,200	—	—
Undistributed capital gains	6,856,758	—	—	89,107,124
Accumulated capital and other losses	—	(3,354,892)	(12,325,192)	—
Distributable earnings	$222,620,826	$359,314,667	$21,480,427	$2,469,358,864

	All Cap Select Fund	Long-Short Fund	Global Fund	International Fund
Net unrealized appreciation on portfolio investments	$87,833,932	$589,800,245	$2,749,567	$2,612,062
Undistributed ordinary income	1,678,766	—	48,971	868
Undistributed capital gains	—	15,269,684	—	—
Accumulated capital and other losses	(54,851)	—	(2,142,237)	(199,756)
Distributable earnings	$89,457,847	$605,069,929	$656,301	$2,413,174

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Net unrealized appreciation on portfolio investments	$15,991,832	$9,708,335	$60,805,275	$30,855,658
Undistributed ordinary income	—	102,427	15,248,246	6,667,795
Undistributed capital gains	—	—	—	280,992
Accumulated capital and other losses	(7,264,788)	—	—	—
Distributable earnings	$8,727,044	$9,810,762	$76,053,521	$37,804,445

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

As of June 30, 2021, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$374,587,141	$1,589,546,380	$200,676,216	$8,013,363,664
Gross unrealized appreciation	246,318,238	712,839,860	81,399,902	3,482,797,925
Gross unrealized depreciation	(5,059,673)	(35,169,191)	(5,318,779)	(86,376,155)
Net unrealized appreciation on portfolio investments	$241,258,565	$677,670,669	$76,081,123	$3,396,421,770

	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	Global Fund
Tax cost of portfolio investments	$13,113,365	$237,601,241	$1,125,959,171	$14,118,390
Gross unrealized appreciation	1,069,253	123,753,906	827,241,671	3,012,567
Gross unrealized depreciation	(186,365)	(799,370)	(146,641,299)	(73,849)
Net unrealized appreciation on portfolio investments	$882,888	$122,954,536	$680,600,372	$2,938,718

	International Fund	Short Duration Fund	Core Bond Fund	Corporate Credit Fund
Tax cost of portfolio investments	$18,198,468	$1,325,672,890	$411,099,550	$2,245,520,925
Gross unrealized appreciation	3,795,869	33,108,859	8,526,263	48,579,163
Gross unrealized depreciation	(536,423)	(11,780,953)	(6,531,646)	(18,759,694)
Net unrealized appreciation on portfolio investments	$3,259,446	$21,327,906	$1,994,617	$29,819,469

High Yield Fund
Tax cost of portfolio investments	$1,151,237,509
Gross unrealized appreciation	28,579,968
Gross unrealized depreciation	(4,311,219)
Net unrealized appreciation on portfolio investments	$24,268,749

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and unreversed inclusions of Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2020, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

CLCFs not subject to expiration:

	Small-Mid Cap Fund	Mid Cap Fund	All Cap Select Fund	Long-Short Fund
No expiration - short-term	$3,354,892	$8,184,019	$54,851	$117,296
No expiration - long-term	—	4,141,173	—	—
	$3,354,892	$12,325,192	$54,851	$117,296

	Global Fund	International Fund	Short Duration Fund
No expiration - short-term	$596,082	$112,610	$4,821,867
No expiration - long-term	1,546,155	87,146	2,442,921
	$2,142,237	$199,756	$7,264,788

In-Kind Redemption Transactions

During the six months ended June 30, 2021, Large Cap Fund realized $33,460,273 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by the Fund rather than cash). The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated, All Cap Select Fund, Long-Short Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0%, 20.0%, 20.0%, 15.0% and 15.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until June 2, 2022, unless extended, when any advances are to be repaid. During the six months ended June 30, 2021, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2021 (Unaudited)

and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the six months ended June 30, 2021, none of the Funds participated in the Interfund Lending Program.

Other Matters

The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments. Management continues to monitor and evaluate this situation.

Subsequent Events

The Funds evaluated events from June 30, 2021 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements except for the following:

On February 3, 2021, DHCM announced that it has entered into a definitive agreement to enable Brandywine Global Investment Management, LLC (“Brandywine Global”), a specialist investment manager and subsidiary of Franklin Resources, Inc., to acquire the business of the Corporate Credit and High Yield Funds. The transaction closed on July 30, 2021. Accordingly, on July 30, 2021, the Diamond Hill Corporate Credit Fund was reorganized into the BrandywineGLOBAL – Corporate Credit Fund and the Diamond Hill High Yield Fund was reorganized into the BrandywineGLOBAL – High Yield Fund, and the Diamond Hill Corporate Credit Fund and the Diamond Hill High Yield Fund were terminated. Portfolio managers John McClain and Bill Zox joined Brandywine Global as part of the transaction. Please see “Results of Special Meetings of Shareholders” for more information.

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Diamond Hill Funds
Other Items
June 30, 2021 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

Results of Special Meetings of Shareholders

On February 3, 2021, DHCM announced that it had entered into a definitive agreement to enable Brandywine Global Investment Management, LLC (“Brandywine Global”), a specialist investment manager and subsidiary of Franklin Resources, Inc., to acquire the business of the Corporate Credit and High Yield Funds.

A Special Meeting of Shareholders of the Diamond Hill Corporate Credit Fund was held on June 11, 2021, for the purpose of voting on the following:

To consider and vote upon the Agreement and Plan of Reorganization, providing for: (i) the acquisition by the BrandywineGLOBAL – Corporate Credit Fund, of all of the assets and liabilities of Diamond Hill Corporate Credit Fund, in exchange for shares of BrandywineGLOBAL - Corporate Credit Fund to be distributed to the shareholders of Diamond Hill Corporate Credit Fund; and (ii) the subsequent termination of Diamond Hill Corporate Credit Fund.

The voting results were as follows:

	Total Shares Outstanding	Shares Voted	% of Voted	% of Total
Diamond Hill Corporate Credit Fund	182,300,049	99,713,751		54.70%
Shares Voted For		96,398,652	96.67%	52.88%
Shares Voted Against		914,554	0.92%	0.50%
Shares Abstained		2,400,545	2.41%	1.32%

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Diamond Hill Funds
Other Items
June 30, 2021 (Unaudited) (Continued)

A Special Meeting of Shareholders of the Diamond Hill High Yield Fund was held on June 29, 2021, for the purpose of voting on the following:

To consider and vote upon the Agreement and Plan of Reorganization, providing for: (i) the acquisition by the BrandywineGLOBAL – High Yield Fund, of all of the assets and liabilities of Diamond Hill High Yield Fund, in exchange for shares of BrandywineGLOBAL – High Yield Fund to be distributed to the shareholders of Diamond Hill High Yield Fund; and (ii) the subsequent termination of Diamond Hill High Yield Fund.

The voting results were as follows:

	Total Shares Outstanding	Shares Voted	% of Voted	% of Total
Diamond Hill High Yield Fund	84,315,860	44,911,793		53.27%
Shares Voted For		40,721,680	90.67%	48.30%
Shares Voted Against		1,232,236	2.74%	1.46%
Shares Abstained		2,957,877	6.59%	3.51%

Accordingly, on July 30, 2021, the Diamond Hill Corporate Credit Fund was reorganized into the BrandwineGLOBAL – Corporate Credit Fund and the Diamond Hill High Yield Fund was reorganized into the BrandywineGLOBAL – High Yield Fund, and the Diamond Hill Corporate Credit Fund and the Diamond Hill High Yield Fund were terminated.

Trustee Approval of Investment Advisory Agreement

Initial Approval of Management Agreement for the Diamond Hill Large Cap Concentrated Fund

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of approval of the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for the Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), a newly organized series of the Trust. The Board reviewed the information at a regularly scheduled meeting on February 11, 2021 and by a unanimous vote approved the Management Agreement. The Board had previously renewed the Management Agreement for all series of the Trust on August 20, 2020. In concluding to approve the Management Agreement for the Large Cap Concentrated Fund, the Board discussed the following factors:

a)

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s capabilities and mission to serve its clients through a disciplined intrinsic-value-based approach to investment that aligns the Adviser’s interests with those of its clients. The Trustees noted the qualifications of the investment staff and other key personnel of the Adviser and that the Adviser continues to invest significant resources in human capital to attract and retain top talent. The Trustees noted

140 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2021 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
June 30, 2021 (Unaudited) (Continued)

that the proposed portfolio managers for the Large Cap Concentrated Fund had extensive experience in managing a large cap concentrated strategy. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Trustees noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”). Taking this information into account, the Board expressed its satisfaction with the quality of services provided by the Adviser.

b)

Investment Performance of the Fund. In evaluating performance, the Trustees reviewed the Adviser’s composite large cap concentrated strategy performance information and noted the composite outperformed the Russell 1000 Value Index and the Diamond Hill Large Cap Fund’s Class I shares over all time periods.

c)

Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate under the Management Agreement was below both the average and median rates of the Morningstar Large Value Category.

d)

Reasonableness of Total Expenses. The Trustees noted that the estimated total expenses of each class of shares of the Large Cap Concentrated Fund was below the average and median total expenses of the Morningstar Large Value Category.

e)

Profitability. The Trustees considered the profitability of the Adviser’s future relationship with the Large Cap Concentrated Fund. The Adviser discussed the level of assets the Large Cap Concentrated Fund will need to reach before becoming profitable. As such, the Adviser represented that the Large Cap Concentrated Fund will likely not generate a profit until a performance track record has been established and asset growth begins to increase in line with expectations which is about 3 – 5 years. The Trustees noted that the Adviser is also the administrator to the Large Cap Concentrated Fund and the Trustees had previously reviewed a separate profitability analysis relating to the administrative services provided to all funds of the Trust. The Trustees concluded that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

f)

Economies of Scale. The Trustees had previously reviewed the potential extent to which economies of scale would be realized as each of the other funds in the Trust grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. They noted that while many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. The Trustees considered that rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it

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Diamond Hill Funds
Other Items
June 30, 2021 (Unaudited) (Continued)

can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. The Trustees noted that two of the Funds are currently closed to most new investors.

g)	Ancillary Benefits. The Trustees noted that as administrator to the Funds the Adviser is expected to earn fees from the Funds for providing administrative services.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with the Large Cap Concentrated Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from the Large Cap Concentrated Fund was in the best interests of the Large Cap Concentrated Fund and its shareholders.

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Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2021 and held for the entire period from January 1, 2021 through June 30, 2021.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Investor	1,000.00	1,000.00	1,206.70	1,018.53	6.91	6.32	1.26%
Class I	1,000.00	1,000.00	1,208.60	1,019.97	5.33	4.87	0.97%
Class Y	1,000.00	1,000.00	1,209.40	1,020.56	4.67	4.27	0.85%
Small-Mid Cap Fund
Investor	1,000.00	1,000.00	1,208.90	1,018.81	6.61	6.04	1.21%
Class I	1,000.00	1,000.00	1,210.60	1,020.25	5.03	4.59	0.92%
Class Y	1,000.00	1,000.00	1,211.00	1,020.84	4.37	3.99	0.80%
Mid Cap Fund
Investor	1,000.00	1,000.00	1,201.80	1,019.55	5.78	5.30	1.06%
Class I	1,000.00	1,000.00	1,203.90	1,020.98	4.20	3.85	0.77%
Class Y	1,000.00	1,000.00	1,204.70	1,021.58	3.54	3.25	0.65%

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Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Investor	1,000.00	1,000.00	1,151.20	1,020.03	5.12	4.81	0.96%
Class I	1,000.00	1,000.00	1,153.10	1,021.47	3.58	3.36	0.67%
Class Y	1,000.00	1,000.00	1,153.60	1,022.06	2.94	2.76	0.55%
Large Cap Concentrated Fund **
Investor	1,000.00	1,000.00	1,098.00	1,020.04	3.44	4.80	0.96%
Class I	1,000.00	1,000.00	1,099.00	1,021.48	2.40	3.35	0.67%
Class Y	1,000.00	1,000.00	1,099.00	1,022.08	1.97	2.75	0.55%
All Cap Select Fund
Investor	1,000.00	1,000.00	1,223.00	1,019.04	6.40	5.81	1.16%
Class I	1,000.00	1,000.00	1,225.30	1,020.47	4.81	4.37	0.87%
Class Y	1,000.00	1,000.00	1,226.20	1,021.06	4.15	3.77	0.75%
Long-Short Fund
Investor	1,000.00	1,000.00	1,131.70	1,015.58	9.82	9.28	1.86%
Class I	1,000.00	1,000.00	1,133.20	1,017.02	8.29	7.84	1.57%
Class Y	1,000.00	1,000.00	1,134.10	1,017.62	7.66	7.24	1.45%
Global Fund
Investor	1,000.00	1,000.00	1,111.50	1,019.20	5.91	5.65	1.13%
Class I	1,000.00	1,000.00	1,112.30	1,020.64	4.39	4.20	0.84%
Class Y	1,000.00	1,000.00	1,112.90	1,021.23	3.76	3.60	0.72%
International Fund
Investor	1,000.00	1,000.00	1,146.60	1,019.15	6.06	5.70	1.14%
Class I	1,000.00	1,000.00	1,148.30	1,020.59	4.52	4.25	0.85%
Class Y	1,000.00	1,000.00	1,149.60	1,021.18	3.88	3.65	0.73%
Short Duration Fund
Investor	1,000.00	1,000.00	1,021.50	1,020.78	4.06	4.06	0.81%
Class I	1,000.00	1,000.00	1,023.10	1,022.22	2.61	2.61	0.52%
Class Y	1,000.00	1,000.00	1,022.70	1,022.81	2.01	2.01	0.40%
Core Bond Fund
Investor	1,000.00	1,000.00	988.80	1,021.03	3.74	3.80	0.76%
Class I	1,000.00	1,000.00	990.10	1,022.46	2.32	2.36	0.47%
Class Y	1,000.00	1,000.00	989.90	1,023.06	1.73	1.76	0.35%

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Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Corporate Credit Fund
Investor	1,000.00	1,000.00	1,026.20	1,020.27	4.58	4.57	0.91%
Class I	1,000.00	1,000.00	1,027.90	1,021.71	3.13	3.12	0.62%
Class Y	1,000.00	1,000.00	1,028.50	1,022.30	2.53	2.52	0.50%
High Yield Fund
Investor	1,000.00	1,000.00	1,037.80	1,020.04	4.85	4.81	0.96%
Class I	1,000.00	1,000.00	1,040.10	1,021.47	3.39	3.36	0.67%
Class Y	1,000.00	1,000.00	1,039.60	1,022.06	2.79	2.76	0.55%

*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

**

Actual expenses for Large Cap Concentrated Fund are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 125/365 (to reflect the period since inception).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

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Diamond Hill Funds
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program
(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Diamond Hill Funds Board of Trustees (the “Board”) met on May 20, 2021 (the

“Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Diamond Hill Funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed the Diamond Hill Capital Management, Inc. Valuation & Liquidity Committee (the “Committee”) as the program administrator for the Program. At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, and any material changes to the Program (the “Report”). The Report covered the period from April 1, 2020 through March 31, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments into one of four liquidity buckets: Highly Liquid, Moderately Liquid, Less Liquid and Illiquid. These classifications are reported to the SEC on Form N-PORT.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure. The Committee also factored a Fund’s concentration in an issuer into the liquidity analysis by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical gross redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Committee also considered a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the likelihood of advance notice for large redemptions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

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Diamond Hill Funds
Operation and Effectiveness of the Funds’ Liquidity Risk Management Program
(Unaudited) (Continued)

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063021

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) (a)(4)	Not applicable. Change in registrant’s independent public accountants: Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	August 26, 2021

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 26, 2021